Registration Nos.: 33-43446
811-6444
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE
SECURITIES ACT OF 1933                                                 X

	Pre-Effective Amendment No. ___
___

	Post-Effective Amendment No.       12
X

REGISTRATION STATEMENT UNDER
THE INVESTMENT COMPANY ACT OF 1940                                X

	Amendment No.        12                                         X

SMITH BARNEY INVESTMENT TRUST
                                                                       .
(Exact name of Registrant as specified in Charter)

388 Greenwich Street, New York, New York  10013
(Address of Principal Executive Offices) (Zip Code)

Christina T. Sydor
Secretary

Smith Barney Investment Trust
388 Greenwich Street
New York, New York  10013
(Name and Address of Agent for Service)

Approximate Date of Proposed Public Offering:
As soon as possible after this Post-Effective Amendment becomes effective

It is proposed that this filing will becomes effective:

			       immediately upon filing pursuant to Rule 485(b)
			__X__  on March 24, 1997 pursuant to Rule 485(b)
			____ days after filing pursuant to Rule 485(a)(2)
			____ on _______ pursuant to Rule 485(a)

Registrant previously registered an indefinite number of its shares pursuant
to Rule 24f-2 of the Investment Company Act of 1940.     The Registrants Rule
24f-2 Notice for the fiscal year ended November 30, 1996 was filed on January 28, 1997 as Accession No. 000091155-97-000045.<R/>





CALCULATION OF REGISTRATION FEE UNDER THE SECURITIES ACT OF 1933(1)







Title of Securities
Being Registered
Proposed
Maximum
Offering
Amount Being
Registered (1)


Shares of
beneficial
Interest par value
$0.001 per share
of Smith Barney
Intermediate
Maturity New York
Municipals Fund





279,137





Shares of
beneficial
Interest par value
$0.001 per share
of Smith Barney
Intermediate
Maturity
California
Municipals Fund







159,494



	The shares being registered as set forth in this table are in addition to the indefinite number
       of shares of beneficial interest which the Registrant has registered under the
Securities Act
       of 1933, as amended (the "1933 Act"), pursuant to Rule 24f-2 under the Investment company Act of 1940, as amended (the "1940 Act").  The Registrant's Rule 24f-2 Notice
for
       the fiscal year ended November 30, 1996 was filed on January 28, 1997 as
       Accession No. 0000091155-97-000045.

	During its fiscal year ended November 30, 1996, Smith Barney Intermediate
Maturity New York Municipals Fund redeemed 279,137shares of common shares.
During its current fiscal year, the fund did not use any Class A shares it redeemed during its fiscal year ended November 30, 1996, for a reduction pursuant to Rule 24f-2(c).

During its current fiscal year, the fund filed no other post-effective
amendments for the purpose of             reduction pursuant to Rule 24e-
2(a).

    During its fiscal year ended November 30, 1996, Smith Barney Intermediate
Maturity California Municipals Fund redeemed 159,494 shares of common shares. During its current fiscal year, the fund did not use any shares it redeemed during its fiscal year ended November 30, 1996, for a reduction pursuant to Rule 24f-2(c).

	During its current fiscal year, the fund filed no other post-effective
amendments for the purpose of             reduction pursuant to Rule 24e-
2(a).












CONTENTS OF REGISTRATION STATEMENT

Front Cover

Contents Page

Cross Reference Sheet


Part A:	Prospectus dated March 24, 1997 for Smith Barney Intermediate
Maturity California Municipals Fund

Prospectus dated March 24, 1997 for Smith Barney Intermediate
Maturity New York Municipals Fund

(A prospectus dated November 13, 1995 for Smith Barney S&P 500
Advantage Fund was filed on November 13, 1995 (Accession No.
0000091155-95-000415). That Fund has not yet commenced operations and therefore is not included in this filing.)

Part B:	Statement of Additional Information dated March 24, 1997 for Smith
Barney Investment Trust

Part C:	Other Information





SMITH BARNEY INVESTMENT TRUST

FORM N-1A

CROSS-REFERENCE SHEET
PURSUANT TO RULE 495(b)


Part A Item No.

Prospectus Caption

1.  Cover Page

Cover Page

2.  Synopsis

Prospectus Summary

3.  Financial Highlights

Financial Highlights

4.  General Description of
Registrant

Cover Page; Prospectus Summary;
Investment
Objective and Management Policies;
Additional Information


5.  Management of the Fund

Management of the Trust and the
Fund; Distributor; Additional
Information; Annual Report


6.  Capital Stock and Other
Securities

Investment Objective and
Management Policies; Dividends,
Distributions and Taxes;
Additional Information


7.  Purchase of Securities Being
Offered

Purchase of Shares; Valuation of
Shares; Exchange Privilege;
Redemption of Shares; Minimum
Account Size; Distributor;
Additional Information


8.  Redemption or Repurchase

Purchase of Shares; Redemption of
Shares; Exchange Privilege


9.  Pending Legal Proceedings

Not applicable



Part B Item No.
Statement of Additional
Information Caption


10.  Cover Page

Cover Page

11.  Table of Contents

Table of Contents

12.  General Information and
History

Distributor; Additional
Information

13.  Investment Objective and
Policies

Investment Objectives and
Management Policies


14.  Management of the Fund

Management of the Trust and the
Funds; Distributor



15.  Control Persons and Principal
Holders of
       Securities

Management of the Trust and the
Funds

16.  Investment Advisory and Other
Services

Management of the Trust and the
Funds; Distributor


17.  Brokerage Allocation and Other
Services

Investment Objectives and
Management Policies; Distributor


18.  Capital Stock and Other
Securities

Investment Objectives and
Management Policies; Purchase of
Shares; Redemption of Shares;
Taxes


19.  Purchase, Redemption and
Pricing of
       Securities Being Offered

Purchase of Shares; Redemption of
Shares; Valuation of Shares;
Distributor; Exchange Privilege


20.  Tax Status

Taxes

21.  Underwriters

Distributor

22.  Calculation of Performance
Data

Performance Data

23.  Financial Statements

Financial Statements




SMITH BARNEY INVESTMENT TRUST


PART A


                                   PROSPECTUS


SMITH
BARNEY

Intermediate
Maturity
New
York

Municipals

Fund


MARCH 25, 1997


 Prospectus begins on page
one

[LOGO] Smith Barney Mutual Funds
       Investing for your future.
       Every day.

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Prospectus                                                        March 25,
1997
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     Smith Barney Intermediate Maturity
     New York Municipals Fund


     388 Greenwich Street
     New York, New York 10013
     (212) 723-9218

     Smith Barney Intermediate Maturity New York Municipals Fund (the "Fund") seeks to provide New York investors with as high a level of current income exempt from Federal income taxes and New York State and New York City personal income tax as is consistent with preservation of principal. The Fund invests primarily in investment grade obligations issued by the State of New York and its political subdivisions, agencies and public authorities. The Fund is one of a number of funds, each having distinct investment objectives and policies making up the Smith Barney Investment Trust (the "Trust"). The Trust is an open-end management investment company commonly referred to as a mutual fund.

     This Prospectus sets forth concisely certain information about the Fund, including sales charges and service and distribution fees and expenses, that prospective investors will find helpful in making an investment decision.
Investors are encouraged to read this Prospectus carefully and retain it for future reference. Shares of the other funds offered by the Trust are described in separate prospectuses which may be obtained by calling or writing the Trust at the telephone number or address set forth above or by contacting a Smith
Barney Financial Consultant.


     Additional information about the Fund and the Trust is contained in a Statement of Additional Information dated March 25, 1997, as amended or supplemented from time to time, that is available upon request and without charge by calling or writing the Trust at the telephone number or address set forth above or by contacting a Smith Barney Financial Consultant. The
Statement
of Additional Information has been filed with the Securities and Exchange
Commission (the "SEC") and is incorporated by reference into this Prospectus in its entirety.



Smith Barney Inc.
Distributor

Smith Barney Mutual Funds Management Inc.
Investment Adviser and Administrator

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND
EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES
AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE
ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS
A
CRIMINAL OFFENSE.



1
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Table of Contents
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Prospectus Summary
3
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Financial Highlights
10
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Investment Objective and Management Policies
12
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Valuation of Shares
26
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Dividends, Distributions and Taxes
27
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Purchase of Shares
30
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Exchange Privilege
37
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Redemption of Shares
40
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Minimum Account Size
43
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Performance
43
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Management of the Trust and the Fund
44
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Distributor
45
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Additional Information
46
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--

==============================================================================
==
     No person has been authorized to give any information or to make any representations in connection with this offering other than those contained in this Prospectus and, if given or made, such other information or representations
must not be relied upon as having been authorized by the Fund or the distributor. This Prospectus does not constitute an offer by the Fund or the distributor to sell or a solicitation of an offer to buy any of the securities offered hereby in any jurisdiction to any person to whom it is unlawful to make
such an offer or solicitation in such jurisdiction.
==============================================================================
==



2

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--
Prospectus Summary
------------------------------------------------------------------------------
--

The following summary is qualified in its entirety by detailed information appearing elsewhere in this Prospectus and in the Statement of Additional
Information. Cross references in this summary are to headings in the Prospectus.
See "Table of Contents."


INVESTMENT OBJECTIVE. The Fund is a non-diversified intermediate-term municipal bond fund that seeks to provide New York investors with as high a level of current income exempt from Federal income taxes and New York State and New
York
City personal income tax as is consistent with the preservation of principal.
The Fund invests primarily in investment-grade obligations issued by the State of New York and its political subdivisions, agencies and public authorities.
The
weighted average maturity of the Fund's portfolio securities will normally not be less than three nor more than 10 years. The maximum remaining maturity of the securities in which the Fund will normally invest will be no greater than 20 years. See "Investment Objective and Management Policies."

ALTERNATIVE PURCHASE ARRANGEMENTS. The Fund offers three classes of shares
("Classes") to investors designed to provide them with the flexibility of selecting an investment best suited to their needs. The general public is offered two Classes of shares: Class A shares and Class C shares, which differ principally in terms of sales charges and rates of expenses to which they are subject. A third Class of shares, Class Y shares, is offered only to investors meeting an initial investment minimum of $5,000,000. See "Purchase of Shares" and "Redemption of Shares."

     Class A Shares. Class A shares are sold at net asset value plus an initial sales charge of 2.00% and are subject to an annual service fee of 0.15% of the average daily net assets of the Class. The initial sales charge may be waived for certain purchases. Purchases of Class A shares, which when combined with current holdings of Class A shares offered with a sales charge equal or exceed
$500,000 in the aggregate, will be made at net asset value with no initial sales charge, but will be subject to a contingent deferred sales charge ("CDSC") of 1.00% on redemptions made within 12 months of purchase. See "Prospectus
Summary
-- No Initial Sales Charge."

     Class C Shares. Class C shares are sold at net asset value with no initial sales charge. They are subject to an annual service fee of 0.15% and an annual distribution fee of 0.20% of the average daily net assets of the Class, and investors pay a CDSC of 1.00% if they redeem Class C shares within 12 months of purchase. The CDSC may be waived for certain redemptions. The Class C shares' distribution fee may cause that Class to have higher expenses and pay lower dividends than Class A shares. Purchases of the Fund shares, which when combined with current holdings of Class C shares of the Fund equal or exceed $500,000 in the aggregate,




3

------------------------------------------------------------------------------
--
Prospectus Summary (continued)
------------------------------------------------------------------------------
--

should be made in Class A shares at net asset value with no sales charge, and will be subject to a CDSC of 1.00% on redemptions made within 12 months of purchase.

     Class Y Shares. Class Y shares are available only to investors meeting an initial investment minimum of $5,000,000. Class Y shares are sold at net asset value with no initial sales charge or CDSC. They are not subject to any service or distribution fees.

     In deciding which Class of Fund shares to purchase, investors should consider the following factors, as well as any other relevant facts and circumstances:


     Intended Holding Period. The decision as to which Class of shares is more beneficial to an investor depends on the amount and intended duration of his or her investment. Shareholders who are planning to establish a program of regular investment may wish to consider Class A shares; as the investment accumulates shareholders may qualify for reduced sales charges and the shares are subject to lower ongoing expenses over the term of the investment. As an alternative, Class
C shares are sold without any initial sales charge so the entire purchase price is immediately invested in the Fund. Any investment return on these additional invested amounts may partially or wholly offset the higher annual expenses of this Class. Because the Fund's future return cannot be predicted, however, there can be no assurance that this would be the case. Finally, investors should consider the effect of the CDSC period and any conversion rights of the classes in the context of their own investment time frame.


     Investors investing a minimum of $5,000,000 must purchase Class Y shares, which are not subject to an initial sales charge, CDSC or service or distribution fees. The maximum purchase amount for Class A shares is
$4,999,999
and Class C shares is $499,999. There is no maximum purchase amount for Class
Y
shares.


     Reduced or No Initial Sales Charge. The initial sales charge on Class A shares may be waived for certain eligible purchasers, and the entire purchase price would be immediately invested in the Fund. In addition, Class A share purchases, which when combined with current holdings of Class A shares offered with a sales charge equal or exceed $500,000 in the aggregate, will be made at net asset value with no initial sales charge, but will be subject to a CDSC of 1.00% on redemptions made within 12 months of purchase. The $500,000 aggregate investment may be met by adding the purchase to the net asset value of all Class
A shares offered with a sales charge held in funds sponsored by Smith Barney
Inc. ("Smith Barney") listed under "Exchange Privilege." See "Purchase of
Shares." Because the ongoing expenses of Class A shares may be lower than those for Class C shares, purchasers eligible to purchase Class A shares at net asset value should consider doing so.

     Smith Barney Financial Consultants may receive different compensation for selling different Classes of shares. Investors should understand that the purpose of



4

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--
Prospectus Summary (continued)
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--

the CDSC on the Class C shares is the same as that of the initial sales charge on the Class A shares.

     See "Purchase of Shares" and "Management of the Trust and the Fund" for a complete description of the sales charges and service and distribution fees for each Class of shares and "Valuation of Shares," "Dividends, Distributions and Taxes" and "Exchange Privilege" for other differences between the Classes of shares.


SMITH BARNEY 401(K) AND EXECCHOICETM PROGRAMS. Investors may be eligible to participate in the Smith Barney 401(k) Program, which is generally designed to assist plan sponsors in the creation and operation of retirement plans under
Section 401(a) of the Internal Revenue Code of 1986, as amended (the "Code"), as well as other types of participant directed, tax-qualified employee benefit plans. Investors may also be eligible to participate in the Smith Barney
ExecChoiceTM Program. Class A and Class C shares are available without sales charge as investment alternatives under both of these programs. See "Purchase of
Shares -- Smith Barney 401(k) and ExecChoiceTM Programs."

PURCHASE OF SHARES. Shares may be purchased through a brokerage account maintained by Smith Barney. Shares may also be purchased through a broker that clears securities transactions through Smith Barney on a fully disclosed basis
(an "Introducing Broker") or an investment dealer in the selling group. In addition, certain investors, including qualified retirement plans and certain institutional investors, may purchase shares directly from the Fund through the
Fund's transfer agent, First Data Investor Services Group, Inc. ("First
Data").
See Purchase of Shares."

INVESTMENT MINIMUMS. Investors in Class A and Class C shares may open an account by making an initial investment of at least $1,000 for each account, or $250 for an individual retirement account ("IRA") or a Self-Employed Retirement Plan.
Investors in Class Y shares may open an account for an initial investment of $5,000,000. Subsequent investments of at least $50 may be made for all Classes.
For participants in retirement plans qualified under Section 403(b)(7) or
Section 401(a) of the Code, the minimum initial investment requirement for Class
A, Class B and Class C shares and the subsequent investment requirement for all
Classes of shares is $25. The minimum investment requirements for purchases of Fund shares through the Systematic Investment Plan are described below. See
"Purchase of Shares.

SYSTEMATIC INVESTMENT PLAN. The Fund offers shareholders a Systematic
Investment
Plan under which they may authorize the automatic placement of a purchase order each month or quarter for Fund shares. The minimum initial investment requirement for Class A and Class C shares and the subsequent investment requirement for all Classes for shareholders purchasing shares through the Systematic Investment Plan on a monthly basis is $25 and on a quarterly basis is
$50. See "Purchase of Shares."





5

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Prospectus Summary (continued)
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--

REDEMPTION OF SHARES. Shares may be redeemed on each day the New York Stock
Exchange, Inc. ("NYSE") is open for business. See "Purchase of Shares" and "Redemption of Shares."

MANAGEMENT OF THE TRUST AND THE FUND. Smith Barney Mutual Funds Management
Inc.
("SBMFM") serves as the Fund's investment adviser and administrator. SBMFM is a wholly owned subsidiary of Smith Barney Holdings Inc. ("Holdings"). Holdings is a wholly owned subsidiary of Travelers Group Inc. ("Travelers"), a diversified financial services holding company engaged, through its subsidiaries, principally in four business segments: Investment Services, Consumer Finance
Services, Life Insurance Services and Property & Casualty Insurance Services.
See "Management of the Trust and the Fund."

EXCHANGE PRIVILEGE. Shares of a Class may be exchanged for shares of the same
Class of certain other Smith Barney Mutual Funds at the respective net asset values next determined. See "Exchange Privilege."

VALUATION OF SHARES. Net asset value of the Fund for the prior day generally is quoted daily in the financial section of most newspapers and also is available from a Smith Barney Financial Consultant. See "Valuation of Shares."


DIVIDENDS AND DISTRIBUTIONS. Dividends from net investment income are generally paid on the last Friday of each calendar month to shareholders of record as of three business days prior thereto. Distributions of net realized capital gains, if any, are paid annually. See "Dividends, Distributions and Taxes."


REINVESTMENT OF DIVIDENDS. Dividends and distributions paid on shares of any Class will be reinvested automatically, unless otherwise specified by an investor, in additional shares of the same Class at current net asset value.
Shares acquired by reinvestments will not be subject to any sales charge or CDSC. See "Dividends, Distributions and Taxes."


RISK FACTORS AND SPECIAL CONSIDERATIONS. There can be no assurance that the Fund will achieve its investment objective. Shares of the Fund, unlike certain bank deposit accounts, are not guaranteed or insured by any Federal or state authority. Changes in interest rates generally will result in increases or decreases in the market value of the obligations held by the Fund. The yield of the Fund may not be as high as those of other funds that invest in lower quality and/or longer term securities. The Fund is not a tax-exempt money market fund and therefore its investment portfolio can be expected to experience greater volatility than that of a tax-exempt money market fund. The net asset value of the Fund will be subject to greater fluctuation to the extent that the Fund invests in zero coupon securities. The Fund's net asset value per share will fluctuate depending on a combination of factors such as current market interest rates and the creditworthiness of the issuers in whose securities the Fund invests. The Fund will not invest in obligations that are rated lower than Baa by Moody's Investors Service, Inc. ("Moody's"), BBB by



6

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--
Prospectus Summary (continued)
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--


Standard & Poor's Ratings Group ("S&P") or BBB by Fitch Investors Service,
Inc.
("Fitch"), at the time of purchase. The ratings of Moody's, S&P and Fitch represent their opinions as to the quality of the obligations that they undertake to rate; the ratings are relative and subjective and are not absolute standards of quality.


     The Fund may invest up to 20% of its total assets in unrated securities that SBMFM determines to be of comparable quality to the securities rated investment grade in which the Fund may invest. Dealers may not maintain daily markets in unrated securities and retail secondary markets for many of them may not exist; lack of markets may affect the Fund's ability to sell these securities when SBMFM deems it appropriate. The Fund has the right to invest without limitation in state and local obligations that are "private activity bonds," the income from which may be taxable as a specific preference item for purposes of the Federal alternative minimum tax. Thus, the Fund may not be a suitable investment for investors who are subject to the alternative minimum tax.

     Certain of the instruments held by the Fund, and certain of the investment techniques that the Fund may employ, might expose the Fund to certain risks.
The
instruments presenting the Fund with risks are municipal leases, zero coupon securities, custodial receipts, municipal obligation components, floating and variable rate demand notes and bonds, and participation interests. Entering into securities transactions on a when-issued or delayed-delivery basis are investment techniques involving risks to the Fund. See "Investment Objective and
Management Policies -- Investment Techniques -- Risk Factors and Special
Considerations" and "Dividends, Distributions and Taxes."

     Investment in the Fund, which is classified as a non-diversified fund, may present a greater risk than an investment in a diversified fund. See
"Investment
Objective and Management Policies -- Risk Factors and Special Considerations."
Investment in the Fund involves risks and special considerations applicable to the State of New York. See "Investment Objective and Management Policies --
Risk
Factors and Special Considerations."




7
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Prospectus Summary (continued)
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THE FUND'S EXPENSES The following expense table lists the costs and expenses an
investor will incur either directly or indirectly as a shareholder of the
Fund,
based on the maximum sales charge or maximum CDSC that may be incurred at the time of purchase or redemption and, unless otherwise noted, the Fund's operating
expenses for its most recent fiscal year:

Intermediate Maturity New York Municipals Fund        Class A   Class C  Class
Y
==============================================================================
==
Shareholder Transaction Expenses
  Maximum sales charge imposed on purchases
    (as a percentage of offering price)                2.00%     None     None
  Maximum CDSC (as a percentage of original
    cost or redemption proceeds, whichever is lower)   None*     1.00%    None
==============================================================================
==
Annual Fund Operating Expenses***
  (as a percentage of average net assets)
  Management fees (net of fee waivers)                 0.23%     0.23%
0.23%
  12b-1 fees**                                         0.15      0.35     0.0
  Other expenses+                                      0.43      0.45     0.43
==============================================================================
==
TOTAL OPERATING EXPENSES
     (after waivers)                                   0.81%     1.03%
0.66%
==============================================================================
==
*    Purchases of Class A shares which, when combined with current holdings of
     Class A shares offered with a sales charge, equal or exceed $500,000 in the
     aggregate, will be made at net asset value with no sales charge, but may be
     subject to a CDSC of 1.00% on redemptions made within 12 months.
**   Class C shares are subject to an ongoing distribution fee and, as a result,
     long-term shareholders of Class C shares may pay more than the economic equivalent of the maximum front-end sales charge permitted by the
National
     Association of Securities Dealers, Inc.
***  "Management fees" have been restated to reflect the management fee waiver currently in effect for the Fund. During the fiscal year ended November
30,
     1996, the Fund's investment adviser and administrator voluntarily waived portions of its fees in the aggregate amount equal to 0.42% of the value of
     the Fund's average daily net assets thereby decreasing the amount paid by the Fund in respect of management fees to 0.08% of the value of the
Fund's
     average daily net assets. This had the effect of lowering the Fund's overall expenses and increasing the returns available to investors. If
     SBMFM had not elected to waive fees and reimburse expenses, the Fund's total operating expenses for Class A shares and Class C shares for the fiscal year ended November 30, 1996, would have been 1.08% and 1.30%, respectively, of the value of the Fund's average daily net assets. As of
     November 17, 1995, the Fund's investment advisory fee was reduced from
     0.35% to 0.30% of the average daily net assets of the Fund.
+    For Class Y shares, "Other expenses" have been estimated based on expenses
     incurred by Class A shares because prior to November 30, 1996 no Class Y shares were sold.

     Class A shares of the Fund purchased through the Smith Barney AssetOne
Program will be subject to an annual asset-based fee, payable quarterly, in lieu of the initial sales charge. The fee will vary to a maximum of 1.50%, depending on the amount of assets held through the Program. For more information, please call your Smith Barney Financial Consultant

     The sales charge and CDSC set forth in the above table are the maximum charges imposed on purchases or redemptions of Fund shares and investors may



8
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Prospectus Summary (continued)
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--


actually pay lower or no charges, depending on the amount purchased and, in the case of Class C shares and certain Class A shares, the length of time the shares are held and whether the shares are held through the Smith Barney 401(k) and ExecChoiceTM Programs. See "Purchase of Shares" and "Redemption of Shares."
Smith Barney receives an annual 12b-1 service fee of 0.15% of the value of average daily net assets of Class A shares. For Class C shares, Smith Barney receives an annual 12b-1 fee of 0.35% of the value of average daily net assets of this Class, consisting of a 0.20% distribution fee and a 0.15% service fee.
"Other expenses" in the above table include fees for shareholder services, custodial fees, legal and accounting fees, printing costs and registration fees.


EXAMPLE The following example is intended to assist an investor in understanding the various costs that an investor in the Fund will bear directly or indirectly.
The example assumes payment by the Fund of operating expenses at the levels set forth in the table above. See "Purchase of Shares," "Redemption of Shares" and "Management of the Trust and the Fund."



Intermediate Maturity New York Municipals Fund     1 year   3 years    5 years
10 years
==============================================================================
==========
An investor would pay the following expenses on
a $1,000 investment, assuming (1) 5.00% annual
return and (2) redemption at the end of each
time period:
     Class A                                        $ 28     $45       $64
$118
     Class C                                          21        33         57
126
     Class Y                                           7        21        37
82

An investor would pay the following expenses on
the same investment, assuming the same annual
return and no redemption:
     Class A                                       $ 28       $45      $64
$118
     Class C                                          11       33       57
126
     Class Y                                          7         21      37
82
==============================================================================
==========


     The example also provides a means for the investor to compare expense levels of funds with different fee structures over varying investment periods. To facilitate such comparison, all funds are required to utilize a 5.00% annual return assumption. However, the Fund's actual return will vary and may be greater or less than 5.00%. This example should not be considered a representation of past or future expenses and actual expenses may be greater or less than those shown.

------------------------------------------------------------------------------
--
Financial Highlights
------------------------------------------------------------------------------
--


     The following information for the fiscal years ended November 30, 1996 and November 30, 1995 have been audited by KPMG Peat Marwick LLP, independent auditors, whose report thereon appears in the Fund's Annual Report dated November 30, 1996. The following information for the period ended November 30, 1992 and for the fiscal years ended November 30, 1993 and November 30, 1994 has been audited by other auditors. This information should be read in conjunction with the financial statements and related notes that also appear in the Fund's Annual Report, which is incorporated by reference into the Statement of Additional Information.

For a share of beneficial interest outstanding throughout each year:



Intermediate Maturity
New York Municipals Fund                           Year Ended November 30,
Class A Shares                          1996     1995      1994        1993
1992(1)
==============================================================================
===============
Net Asset Value, Beginning of Year   $  8.48     $  7.80   $  8.54     $  8.18
$  7.90
Income (Loss) From Operations
  Net investment income(2)              0.41        0.41      0.40        0.40
0.38
  Net realized and unrealized
  gain (loss)                          (0.01)       0.68     (0.72)       0.38
0.28
------------------------------------------------------------------------------
---------------
Total Income (Loss) From Operations     0.40        1.09     (0.32)       0.78
0.66
------------------------------------------------------------------------------
---------------
Less Distributions From:
  Net investment income                (0.41)      (0.41)    (0.40)
(0.40)      (0.38)
  Net realized gains                     --          --      (0.02)
(0.02)       --
------------------------------------------------------------------------------
---------------
Total Distributions                    (0.41)      (0.41)    (0.42)
(0.42)      (0.38)
------------------------------------------------------------------------------
---------------
Net Asset Value, End of Year           $8.47     $  8.48   $  7.80     $  8.54
$  8.18
------------------------------------------------------------------------------
---------------
Total Return                            4.85%      14.31%    (3.97)%
9.76%       8.59%++
------------------------------------------------------------------------------
---------------
Net Assets, End of Year (in 000s)    $49,355     $52,568   $62,090     $67,230
$24,543
------------------------------------------------------------------------------
---------------
Ratios to Average Net Assets:
  Expenses(2)                           0.66%       0.65%     0.65%
0.65%       0.65%+
  Net investment income                 4.86        5.01      4.77        4.59
4.95+
------------------------------------------------------------------------------
---------------
Portfolio Turnover Rate                   67%        --         68%
22%         68%
==============================================================================
===============

(1)  For the period from December 31, 1991 (inception date) to November 30,
     1992.
(2) The investment adviser has waived all or part of its fees for the three years ended November 30, 1996 and the period ended November 30, 1992. If such fees were not waived, the per share decreases in net investment income
     and the expense ratios would be as follows:


                Per Share Decrease                       Expense Ratio
             In Net Investment Income                 Without Fee Waivers
        ----------------------------------   ---------------------------------
--
         1996   1995   1994   1993   1992    1996   1995    1994   1993   1992
         ----   ----   ----   ----   ----    ----   ----    ----   ----   ----
Class A  $0.04  $0.03  $0.03  $0.04  $0.06   1.08%  0.97%   0.98%  1.10%
1.45%+

++ Total return is not annualized, as it may not be representative of the total return for the year.
+    Annualized

------------------------------------------------------------------------------
--
Financial Highlights (continued)
------------------------------------------------------------------------------
--

For a share of beneficial interest outstanding throughout the year:


Intermediate Maturity New York Municipals Fund
Class C Shares                                            1996       1995(1)5
------------------------------------------------------------------------------
--
Net Asset Value, Beginning of Year                       $ 8.48      $ 7.87
------------------------------------------------------------------------------
--
Income From Operations
  Net investment income(2)                                 0.39        0.38
  Net realized and unrealized gain (loss)                 (0.01)       0.61
------------------------------------------------------------------------------
--
Total Income From Operations                               0.38        0.99
------------------------------------------------------------------------------
--
Less Distributions From:
  Net investment income                                   (0.39)      (0.38)
------------------------------------------------------------------------------
--
Total Distributions                                       (0.39)      (0.38)
------------------------------------------------------------------------------
--
Net Asset Value, End of Year                             $ 8.47      $ 8.48
------------------------------------------------------------------------------
--
Total Return                                               4.64%      13.01%++
------------------------------------------------------------------------------
--
Net Assets, End of Year (in 000s)                        $1,192      $  393
------------------------------------------------------------------------------
--
Ratios to Average Net Assets:
  Expenses(2)                                             0.88%        0.86%+
  Ratio of Net Investment Income                          4.64          4.74+
------------------------------------------------------------------------------
--
Portfolio Turnover Rate                                     67%          --
==============================================================================
==
(1)  For the period from December 5, 1994 (inception date) to November 30,
1995.

(2) The investment adviser has waived a part of its fees for the period ended November 30, 1996 and for the period ended November 30, 1995. If such fees
     were not waived, the per share effect on net investment income and expense ratios would have been as follows:

                                 Per Share Decreases to      Expense Ratios
                                  Net Investment Income    Without Fee Waivers
                                 ----------------------    -------------------
                                    1996        1995        1996        1995
                                    ----        ----        ----        ----
        Class C                    $0.02       $0.03        1.30%       1.19%+

++ Total return is not annualized, as it may not be representative of the total for the year.
+    Annualized.

As of November 30, 1996, the Fund had not sold any Class Y shares, and accordingly, no comparable financial information is available at this time for that class.

------------------------------------------------------------------------------
--
Investment Objective and Management Policies
------------------------------------------------------------------------------
--

     Set out below is a description of the investment objective and principal investment policies of the Fund. No assurance can be given that the Fund will be able to achieve its investment objective, which may be changed only with the approval of a majority (as defined by the Investment Company Act of 1940, as amended (the "1940 Act")) of the Fund's outstanding shares.

     The Fund's investment objective is to provide New York investors with as high a level of current income exempt from Federal income taxes and New York State and New York City personal income taxes as is consistent with preservation of principal. Under normal market conditions, the Fund attempts to invest 100% in a portfolio of investment grade debt obligations issued by or on behalf of the State of New York and other states, territories and possessions of the United States, the District of Columbia and their respective authorities, agencies, instrumentalities and political subdivisions ("Municipal Obligations"). For purposes of this Prospectus, debt obligations issued by the State of New York and its political subdivisions, agencies and public authorities (together with certain other governmental issuers such as the Commonwealth of Puerto Rico), the interest from which debt obligations is, in the opinion of bond counsel to the issuer, excluded from gross income for Federal income tax purposes and exempt from New York State personal income tax are defined as "New York Exempt Obligations." The Fund will operate subject to a fundamental investment policy providing that, under normal market conditions, the Fund will invest at least 80% of its net assets in New York Exempt Obligations.

     The Fund will invest at least 80% of its total assets in New York Exempt Obligations rated investment grade, that is, rated no lower than Baa, MIG 3 or Prime-1 by Moody's, BBB, SP-2 or A-1 by S&P or BBB or F-1 by Fitch. Up to 20% of the Fund's total assets may be invested in unrated securities that are deemed by
SBMFM to be of a quality comparable to investment grade. The Fund will not invest in New York Exempt Obligations that are rated lower than Baa by Moody's,
BBB by S&P or BBB by Fitch, at the time of purchase.


     The Fund is classified as a non-diversified fund under the 1940 Act, which means that the Fund is not limited by the 1940 Act in the proportion of its assets that it may invest in the obligations of a single issuer. The Fund intends to conduct its operations, however, so as to qualify as a "regulated investment company" for purposes of the Internal Revenue Code of 1986, as amended (the "Code"), which will relieve the Fund of any liability for Federal income tax and New York State franchise tax to the extent that its earnings are distributed to shareholders. To qualify as a regulated investment company, the Fund will, among other things, limit its investments so that, at the close of each quarter of the taxable year (a) not more than 25% of the market value of the Fund's total assets will be invested in the securities of a single issuer and (b) with respect to 50% of the market value of its total assets, not more than 5% of the market value of its total assets will be invested

------------------------------------------------------------------------------
--
Investment Objective and Management Policies (continued)
------------------------------------------------------------------------------
--

in the securities of a single issuer and the Fund will not own more than 10% of the outstanding voting securities of a single issuer.

     The ratings of Moody's, S&P and Fitch represent their opinions as to the quality of the New York Exempt Obligations that they undertake to rate; the ratings are relative and subjective and are not absolute standards of quality. SBMFM's judgment as to credit quality of a New York Exempt Obligation, thus, may differ from that suggested by the ratings published by a rating service. A description of Moody's, S&P and Fitch ratings relevant to the Fund's investments is included as an appendix to the Statement of Additional Information. The policies of the Fund described above as to ratings of portfolio investments will apply only at the time of the purchase of a security, and the Fund will not be required to dispose of a security in the event Moody's, S&P or Fitch downgrades its assessment of the credit characteristics of the security's issuer.

     New York Exempt Obligations are classified as general obligation bonds, revenue bonds and notes. General obligation bonds are secured by the issuer's pledge of its full faith, credit and taxing power for the payment of principal and interest. Revenue bonds are payable from the revenue derived from a particular facility or class of facilities or, in some cases, from the proceeds of a special excise or other specific revenue source, but not from the general taxing power. Notes are short-term obligations of issuing municipalities or agencies and are sold in anticipation of a bond sale, collection of taxes or receipt of other revenues. New York Exempt Obligations bear fixed, floating and variable rates of interest, and variations exist in the security of New York Exempt Obligations, both within a particular classification and between classifications.

     The yields on, and values of, New York Exempt Obligations are dependent on a variety of factors, including general economic and monetary conditions, conditions in the New York Exempt Obligation markets, size of a particular offering, maturity of the obligation and rating of the issue. Consequently, New
York Exempt Obligations with the same maturity, coupon and rating may have different yields or values, whereas obligations of the same maturity and coupon with different ratings may have the same yield or value. See "Risk Factors and Special Considerations -- New York Exempt Obligations."

     Issuers of New York Exempt Obligations may be subject to the provisions of bankruptcy, insolvency and other laws, such as the Federal Bankruptcy Reform Act of 1978, affecting the rights and remedies of creditors. In addition, the obligations of those issuers may become subject to laws enacted in the future by
Congress, state legislatures or referenda extending the time for payment of principal and/or interest, or imposing other constraints upon enforcement of the obligations or upon the ability of municipalities to levy taxes. The possibility also exists that, as a result of litigation or other conditions, the power or ability of any issuer to pay, when due, the principal of, and interest on, its obligations may be materially affected.

------------------------------------------------------------------------------
--
Investment Objective and Management Policies (continued)
------------------------------------------------------------------------------
--

     MATURITY OF OBLIGATIONS HELD BY THE FUND

     SBMFM believes that the Fund may offer an attractive investment opportunity for investors seeking a higher effective tax yield than a tax-exempt money market fund or a tax-exempt short-term bond fund and less fluctuation in net asset value than a longer term tax-exempt bond fund. The Fund will normally invest in intermediate maturity securities; the weighted average maturity of the
Fund will normally be not less than three nor more than 10 years. The maximum remaining maturity of the securities in which the Fund will normally invest will be no greater than 20 years.

     PRIVATE ACTIVITY BONDS

     The Fund may invest without limit in New York Exempt Obligations that are "private activity bonds," as defined in the Code, which are in most cases revenue bonds. Private activity bonds generally do not carry the pledge of the credit of the issuing municipality, but are guaranteed by the corporate entity on whose behalf they are issued. Interest income on certain types of private activity bonds issued after August 7, 1986 to finance nongovernmental activities is a specific tax preference item for purposes of the Federal individual and corporate alternative minimum taxes. Individual and corporate shareholders may be subject to a Federal alternative minimum tax to the extent the Fund's dividends are derived from interest on these bonds. Dividends derived from interest income on New York Exempt Obligations are a "current earnings" adjustment item for purposes of the Federal corporate alternative minimum tax. See "Dividends, Distributions and Taxes." Private activity bonds held by the Fund will be included in the term New York Exempt Obligations for purposes of determining compliance with the Fund's policy of investing at least 80% of its total assets in New York Exempt Obligations.

     RELATED INSTRUMENTS

     The Fund may invest without limit in New York Exempt Obligations that are repayable out of revenues generated from economically related projects or facilities or debt obligations whose issuers are located in the same state. Sizable investments in these obligations could involve an increased risk to the
Fund should any of the related projects or facilities experience financial difficulties.

     OTHER MISCELLANEOUS POLICIES

     The Fund may invest up to an aggregate amount equal to 10% of its net assets in illiquid securities, which term includes securities subject to contractual or other restrictions on resale and other instruments that lack readily available markets. In addition, up to 5% of the value of the Fund's assets may be invested in securities of entities that have been in continuous operation for fewer than three years.

------------------------------------------------------------------------------
--
Investment Objective and Management Policies (continued)
------------------------------------------------------------------------------
--

     TYPES OF NEW YORK EXEMPT OBLIGATIONS HELD BY THE FUND

     Municipal Leases. The Fund may invest without limit in "municipal leases."
Municipal leases may take the form of a lease or an installment purchase contract issued by state and local government authorities to obtain funds to acquire a wide variety of equipment and facilities such as fire and sanitation vehicles, computer equipment and other capital assets. Interest payments on qualifying municipal leases are exempt from Federal income taxes and state income taxes within the state of issuance. Although lease obligations do not constitute general obligations of the municipality for which the municipality's taxing power is pledged, a lease obligation is ordinarily backed by the municipality's covenant to budget for, appropriate and make the payments due under the lease obligation. However, certain lease obligations contain "non-appropriation" clauses which provide that the municipality has no obligation to make lease or installment purchase payments in future years unless money is appropriated for such purpose on a yearly basis. In addition to the "non-appropriation" risk, these securities represent a relatively new type of financing that has not yet developed the depth of marketability associated with more conventional bonds. Although "non-appropriation" lease obligations are often secured by the underlying property, disposition of the property in the event of foreclosure might prove difficult. The Fund may invest in municipal leases without non-appropriation clauses only when the municipality is required to continue the lease under all circumstances except bankruptcy. There is no limitation on the percentage of the Fund's assets that may be invested in municipal lease obligations. In evaluating municipal lease obligations, SBMFM will consider such factors as it deems appropriate, which may include: (a) whether the lease can be canceled; (b) the ability of the lease obligee to direct the sale of the underlying assets; (c) the general creditworthiness of the lease obligor; (d) the likelihood that the municipality will discontinue appropriating funding for the leased property in the event such property is no longer considered essential by the municipality; (e) the legal recourse of the lease obligee in the event of such a failure to appropriate funding; (f) whether the security is backed by a credit enhancement such as insurance; and (g) any limitations which are imposed on the lease obligor's ability to utilize substitute property or services other than those covered by the lease obligation.

     Municipal leases that the Fund may acquire will be both rated and unrated.
Rated leases include those rated investment grade at the time of investment or those issued by issuers whose senior debt is rated investment grade at the time of investment. The Fund may acquire unrated issues that SBMFM deems to be comparable in quality to rated issues in which the Fund is authorized to invest.
A determination that an unrated lease obligation is comparable in quality to a rated lease obligation will be subject to oversight and approval by the Trust's
Board of Trustees.

------------------------------------------------------------------------------
--
Investment Objective and Management Policies (continued)
------------------------------------------------------------------------------
--

     Municipal leases held by the Fund will be considered illiquid securities unless the Trust's Board of Trustees determines on an ongoing basis that the leases are readily marketable. An unrated municipal lease with a non-appropriation risk that is backed by an irrevocable bank letter of credit or an insurance policy issued by a bank or insurer deemed by SBMFM to be of high quality and minimal credit risk, will not be deemed to be illiquid solely because the underlying municipal lease is unrated, if SBMFM determines that the lease is readily marketable because it is backed by the letter of credit or insurance policy.

     Zero Coupon Securities. The Fund may invest up to 10% of its assets in zero coupon New York Exempt Obligations. Zero coupon New York Exempt Obligations are generally divided into two categories: pure zero obligations, which pay no interest for their entire life and zero/fixed obligations, which pay no interest for some initial period and thereafter pay interest currently. In the case of a pure zero obligation, the failure to pay interest currently may result from the obligation's having no stated interest rate, in which case the obligation pays only principal at maturity and is issued at a discount from its stated principal amount. A pure zero obligation may, in the alternative, provide for a stated interest rate, but provide that no interest is payable until maturity, in which case accrued, unpaid interest on the obligation may be capitalized as incremental principal. The value to the investor of a zero coupon New York Exempt Obligation consists of the economic accretion either of the difference between the purchase price and the nominal principal amount (if no interest is stated to accrue) or of accrued, unpaid interest during the New York Exempt Obligation's life or payment deferral period.

     Custodial Receipts. The Fund may acquire custodial receipts or certificates underwritten by securities dealers or banks that evidence ownership of future interest payments, principal payments, or both, on certain New York Exempt Obligations. The underwriter of these certificates or receipts typically purchases New York Exempt Obligations and deposits the obligations in an irrevocable trust or custodial account with a custodian bank, which then issues receipts or certificates that evidence ownership of the periodic unmatured coupon payments and the final principal payment on the obligations. Custodial receipts evidencing specific coupon or principal payments have the same general attributes as zero coupon New York Exempt Obligations described above. Although under the terms of a custodial receipt, the Fund would be typically authorized to assert its rights directly against the issuer of the underlying obligation, the Fund could be required to assert through the custodian bank those rights as may exist against the underlying issuer. Thus, in the event the underlying issuer fails to pay principal and/or interest when due, the Fund may be subject to delays, expenses and risks that are greater than those that would have been involved if the Fund had purchased a direct obligation of the issuer. In addition, in the event that the trust or custodial account in which the underlying security has been deposited is determined to be an association taxable as a corporation, instead of a non-taxable entity, the yield on the underlying security

------------------------------------------------------------------------------
--
Investment Objective and Management Policies (continued)
------------------------------------------------------------------------------
--

would be reduced in recognition of any taxes paid.

     New York Exempt Obligation Components. The Fund may invest in New York Exempt Obligations, the interest rate on which has been divided by the issuer into two different and variable components, which together result in a fixed interest rate. Typically, the first of the components (the "Auction Component") pays an interest rate that is reset periodically through an auction process, whereas the second of the components (the "Residual Component") pays a residual interest rate based on the difference between the total interest paid by the issuer on the New York Exempt Obligation and the auction rate paid on the Auction Component. The Fund may purchase both Auction and Residual Components.

     Because the interest rate paid to holders of Residual Components is generally determined by subtracting the interest rate paid to the holders of Auction Components from a fixed amount, the interest rate paid to Residual Component holders will decrease as the Auction Component's rate increases and increase as the Auction Component's rate decreases. Moreover, the magnitude of the increases and decreases in market value of Residual Components may be larger than comparable changes in the market value of an equal principal amount of a fixed rate New York Exempt Obligation having similar credit quality, redemption provisions and maturity.

     Floating and Variable Rate Instruments. The Fund may purchase floating and variable rate demand notes and bonds, which are New York Exempt Obligations normally having a stated maturity in excess of one year, but which permit their holder to demand payment of principal at any time, or at specified intervals. The maturity of a floating or variable rate demand note or bond will not be deemed shortened by virtue of a demand feature for purposes of calculating the Fund's net asset value or determining its weighted average maturity.

     The issuer of floating and variable rate demand obligations normally has a corresponding right, after a given period, to prepay at its discretion the outstanding principal amount of the obligations plus accrued interest upon a specified number of days' notice to the holders of these obligations. The interest rate on a floating rate demand obligation is based on a known lending rate, such as a bank's prime rate, and is adjusted automatically each time that rate is adjusted. The interest rate on a variable rate demand obligation is adjusted automatically at specified intervals. Frequently, floating and variable rate obligations are secured by letters of credit or other credit support arrangements provided by banks. Use of letters of credit or other credit support arrangements will not adversely affect the tax-exempt status of these obligations. Because they are direct lending arrangements between the lender and borrower, floating and variable rate obligations will generally not be traded. In addition, no secondary market generally exists for these obligations, although their holders may demand their payment at face value. For these reasons, when floating and variable rate obligations held by the Fund are not secured by letters of credit or

------------------------------------------------------------------------------
--
Investment Objective and Management Policies (continued)
------------------------------------------------------------------------------
--

other credit support arrangements, the Fund's right to demand payment is dependent on the ability of the borrower to pay principal and interest on demand. SBMFM, on behalf of the Fund, will consider the creditworthiness of the issuers of floating and variable rate demand obligations in the Fund on an ongoing basis.

     Participation Interests. The Fund may purchase from financial institutions tax-exempt participation interests in New York Exempt Obligations. A participation interest gives the Fund an undivided interest in the New York Exempt Obligation in the proportion that the Fund's participation interest bears to the total amount of the New York Exempt Obligation. These instruments may have floating or variable rates of interest. If the participation interest is unrated, it will be backed by an irrevocable letter of credit or guarantee of a bank that the Trust's Board of Trustees has determined meets certain quality standards or the payment obligation otherwise will be collateralized by obligations of the United States government or its agencies and instrumentalities ("U.S. government securities"). The Fund will have the right, with respect to certain participation interests, to demand payment, on a specified number of days' notice, for all or any part of the Fund's interest in the New York Exempt Obligation, plus accrued interest. The Fund intends to exercise its right with respect to these instruments to demand payment only upon a default under the terms of the New York Exempt Obligation or to maintain or improve the quality of its investment portfolio.


     Financial Futures and Options Transactions. To hedge against a decline in the value of Municipal Bonds it owns or an increase in the price of Municipal Bonds it proposes to purchase, the Fund may enter into financial futures contracts and invest in options on financial futures contracts that are traded on a domestic exchange or board of trade. The futures contracts or options on futures contracts that may be entered into by the Fund will be restricted to those that are either based on an index of Municipal Bonds or relate to debt securities the prices of which are anticipated by SBMFM to correlate with the prices of the Municipal Bonds owned or to be purchased by the Fund.

     In entering into a financial futures contract, the Fund will be required to deposit with the broker through which it undertakes the transaction an amount of cash or cash equivalents equal to approximately 5% of the contract amount. This amount, which is known as "initial margin," is subject to change by the exchange or board of trade on which the contract is traded, and members of the exchange or board of trade may charge a higher amount. Initial margin is in the nature of a performance bond or good faith deposit on the contract that is returned to the
Fund upon termination of the futures contract, assuming all contractual obligations have been satisfied. In accordance with a process known as "marking-to-market," subsequent payments, known as "variation margin," to and from the broker will be made daily as the price of the index or securities underlying the futures contract fluctuates, making the long and short positions in the futures contract more or less valuable. At

------------------------------------------------------------------------------
--
Investment Objective and Management Policies (continued)
------------------------------------------------------------------------------
--


any time prior to the expiration of a futures contract, the Fund may elect to close the position by taking an opposite position, which will operate to terminate the Fund's existing position in the contract.

     A financial futures contract provides for the future sale by one party and the purchase by the other party of a certain amount of a specified property at a specified price, date, time and place. Unlike the direct investment in a futures contract, an option on a financial futures contract gives the purchaser the right, in return for the premium paid, to assume a position in the financial futures contract at a specified exercise price at any time prior to the expiration date of the option. Upon exercise of an option, the delivery of the futures position by the writer of the option to the holder of the option will be accompanied by delivery of the accumulated balance in the writer's futures margin account, which represents the amount by which the market price of the futures contract exceeds, in the case of a call, or is less than, in the case of a put, the exercise price of the option on the futures contract. The potential loss related to the purchase of an option on financial futures contracts is limited to the premium paid for the option (plus transaction costs). The value of the option may change daily and that change would be reflected in the net asset value of the Fund.

     Regulations of the Commodity Futures Trading Commission applicable to the Fund require that its transactions in financial futures contracts and options on financial futures contracts be engaged in for bona fide hedging purposes, or if the Fund enters into futures contracts for speculative purposes, that the aggregate initial margin deposits and premiums paid by the Fund will not exceed
5% of the market value of its assets. In addition, the Fund will, with respect to its purchases of financial futures contracts, establish a segregated account consisting of cash or cash equivalents in an amount equal to the total market value of the futures contracts, less the amount of initial margin on deposit for the contracts. The Fund's ability to trade in financial futures contracts and options on financial futures contracts may be limited to some extent by the requirements of the Internal Revenue Code of 1986, as amended (the "Code"), applicable to a regulated investment company that are described below under "Dividends, Distributions and Taxes."

     Although the Fund intends to enter into financial futures contracts and options on financial futures contracts that are traded on a domestic exchange or board of trade only if an active market exists for those instruments, no assurance can be given that an active market will exist for them at any particular time. If closing a futures position in anticipation of adverse price movements is not possible, the Fund would be required to make daily cash payments of variation margin. In those circumstances, an increase in the value of the portion of the Fund's investments being hedged, if any, may offset partially or completely losses on the futures contract. No assurance can be given, however, that the price of the securities being hedged will correlate with the price movements in a futures contract and, thus,

------------------------------------------------------------------------------
--
Investment Objective and Management Policies (continued)
------------------------------------------------------------------------------
--


provide an offset to losses on the futures contract or option on the futures contract. In addition, in light of the risk of an imperfect correlation between securities held by the Fund that are the subject of a hedging transaction and the futures or options used as a hedging device, the hedge may not be fully effective because, for example, losses on the securities held by the Fund may be in excess of gains on the futures contract or losses on the futures contract may be in excess of gains on the securities held by the Fund that were the subject of the hedge. In an effort to compensate for the imperfect correlation of movements in the price of the securities being hedged and movements in the price of futures contracts, the Fund may enter into financial futures contracts or options on financial futures contracts in a greater or lesser dollar amount than the dollar amount of the securities being hedged if the historical volatility of the futures contract has been less or greater than that of the securities. This
"over hedging" or "under hedging" may adversely affect the Fund's net investment results if market movements are not as anticipated when the hedge is established.

     If the Fund has hedged against the possibility of an increase in interest rates adversely affecting the value of securities it holds and rates decrease instead, the Fund will lose part or all of the benefit of the increased value of securities that it has hedged because it will have offsetting losses in its futures or options positions. In addition, in those situations, if the Fund has insufficient cash, it may have to sell securities to meet daily variation margin requirements on the futures contracts at a time when it may be disadvantageous to do so. These sales of securities may, but will not necessarily, be at increased prices that reflect the decline in interest rates.


     TAXABLE INVESTMENTS

     Under normal conditions, the Fund may hold up to 20% of its total assets in cash or money market instruments, including taxable money market instruments (collectively, "Taxable Investments"). In addition, when SBMFM believes that market conditions warrant, the Fund may take a temporary defensive posture and invest without limitation in short-term New York Exempt Obligations and Taxable
Investments. To the extent the Fund holds Taxable Investments and, under certain market conditions, certain floating and variable rate demand obligations or Auction Components, the Fund may not achieve its investment objective.

     Money market instruments in which the Fund may invest include: U.S. government securities; tax-exempt notes of municipal issuers rated, at the time of purchase, no lower than MIG 1 by Moody's, SP-1 by S&P or F-1 by Fitch or, if not rated, by issuers having outstanding, unsecured debt then rated within the three highest rating categories; bank obligations (including certificates of deposit, time deposits and bankers' acceptances of domestic banks, domestic savings and loan associations and similar institutions); commercial paper rated no lower than P-1 by Moody's, A-1 by S&P or F-1 by Fitch or the equivalent from another major rating

------------------------------------------------------------------------------
--
Investment Objective and Management Policies (continued)
------------------------------------------------------------------------------
--

service or, if unrated, of an issuer having an outstanding, unsecured debt issue then rated within the three highest rating categories; and repurchase agreements. At no time will the Fund's investments in bank obligations, including time deposits, exceed 25% of the value of its assets.

     U.S. government securities in which the Fund may invest include direct obligations of the United States and obligations issued by U.S. government agencies and instrumentalities. Included among direct obligations of the United
States are Treasury Bills, Treasury Notes and Treasury Bonds, which differ principally in terms of their maturities. Included among the securities issued by U.S. government agencies and instrumentalities are: securities that are supported by the full faith and credit of the United States (such as Government
National Mortgage Association certificates); securities that are supported by the right of the issuer to borrow from the United States Treasury (such as securities of Federal Home Loan Banks); and securities that are supported by the credit of the instrumentality (such as Federal National Mortgage Association and
Federal Home Loan Mortgage Corporation bonds).

     INVESTMENT TECHNIQUES

     The Fund may employ, among others, the investment techniques described below, which may give rise to taxable income:


     When-Issued and Delayed-Delivery Securities. The Fund may purchase or sell securities on a when-issued or delayed delivery basis. When-issued or delayed delivery transactions arise when securities are purchased or sold by the Fund with payment and delivery taking place in the future in order to secure what is considered to be an advantageous price and yield to the Fund at the time of entering into the transaction. The Fund's Custodian will maintain, in a segregated account of the Fund, cash, U.S. Government securities or other liquid, high-grade debt obligations having a value equal to or greater than the
Fund's purchase commitments; the Custodian will likewise segregate securities sold on a delayed basis. The payment obligations and the interest rates that will be received are each fixed at the time the Fund enters into the commitment and no interest accrues to the Fund until settlement. Thus, it is possible that the market value at the time of settlement could be higher or lower than the purchase price if the general level of interest rates has changed.


     Stand-by Commitments. The Fund may acquire "stand-by commitments" with respect to New York Exempt Obligations held in its portfolio. Under a stand-by commitment, a broker, dealer or bank is obligated to repurchase at the Fund's option specified securities at a specified price and, in this way, stand-by commitments are comparable to put options. Each exercise of a stand-by commitment, therefore, is subject to the ability of the seller to make payment on demand. The Fund will acquire stand-by commitments solely to facilitate portfolio

------------------------------------------------------------------------------
--
Investment Objective and Management Policies (continued)
------------------------------------------------------------------------------
--

liquidity and does not intend to exercise the rights afforded by the commitments for trading purposes. The Fund anticipates that stand-by commitments will be available from brokers, dealers and banks without the payment of any direct or indirect consideration. The Fund may pay for stand-by commitments if payment is deemed necessary, thus increasing to a degree the cost of the underlying New York Exempt Obligation and similarly decreasing the security's yield to investors.

     INVESTMENT RESTRICTIONS

     The Trust has adopted certain fundamental investment restrictions with respect to the Fund that may not be changed without approval of a majority of the Fund's outstanding voting securities as defined in the 1940 Act. Included among those fundamental restrictions are the following:

     1. The Fund will not purchase securities other than Municipal and New York Exempt Obligations and Taxable Investments as those terms are defined in this Prospectus or the Statement of Additional
Information.

     2. The Fund will not borrow money, except that the Fund may borrow from banks for temporary or emergency (not leveraging) purposes, including
          the meeting of redemption requests and cash payments of dividends and distributions that might otherwise require the untimely disposition of securities, in an amount not to exceed 10% of the value of the Fund's total assets (including the amount borrowed) valued at market less liabilities (not including the amount borrowed) at the time the borrowing is made. Whenever the Fund's borrowings exceed 5% of the value of its total assets, the Fund will not make any additional investments.

     3. The Fund will not lend money to other persons, except through purchasing Municipal and New York Exempt Obligations or Taxable Investments and entering into repurchase agreements in a manner consistent with the Fund's investment objective.

     4. The Fund will not invest more than 25% of the value of its total assets in securities of issuers in any one industry, except that this
          limitation is not applicable to a Fund's investments in U.S. government securities.

     5. The Fund will not pledge, hypothecate, mortgage or otherwise encumber its assets, except to secure permitted borrowings.

     Certain other investment restrictions adopted by the Fund are described in the Statement of Additional Information.

     RISK FACTORS AND SPECIAL CONSIDERATIONS

     Investment in the Fund involves risk factors and special considerations, such as those described below:

------------------------------------------------------------------------------
--
Investment Objective and Management Policies (continued)
------------------------------------------------------------------------------
--

     New York Exempt Obligations. Even though New York Exempt Obligations are interest-bearing investments that promise a stable stream of income, their prices are inversely affected by changes in interest rates and, therefore, are subject to the risk of market price fluctuations. The values of New York Exempt
Obligations with longer remaining maturities typically fluctuate more than those of similarly rated New York Exempt Obligations with shorter remaining maturities such as the Fund intends to hold. The values of fixed-income securities also may be affected by changes in the credit rating or financial condition of the issuing entities.

     Opinions relating to the validity of Municipal Obligations and to the exemption of interest on them from Federal income taxes (and, with respect to New York Exempt Obligations, to the exemption of interest on them from New York state personal income taxes) are rendered by bond counsel to the respective issuers at the time of issuance. Neither the Fund nor SBMFM will review the proceedings relating to the issuance of New York Exempt Obligations or the basis for opinions of counsel.

     Potential Legislation. In past years, the United States government has enacted various laws that have restricted or diminished the income tax exemption on various types of Municipal Obligations and may enact other similar laws in the future. If any such laws are enacted that would reduce the availability of New York Exempt Obligations for investment by the Fund so as to affect the Fund's shareholders adversely, the Trust will reevaluate the Fund's investment objective and policies and might submit possible changes in the Fund's structure to shareholders for their consideration. If legislation were enacted that would treat a type of New York Exempt Obligation as taxable for Federal income tax purposes, the Fund would treat the security as a permissible Taxable Investment within the applicable limits set forth in this Prospectus.

     Unrated Securities. The Fund may invest in unrated securities that SBMFM determines to be of comparable quality to the rated securities in which the Fund may invest. Dealers may not maintain daily markets in unrated securities and retail secondary markets for many of them may not exist. As a result, the Fund's ability to sell these securities when SBMFM deems it appropriate may be diminished.

     Municipal Leases. Municipal leases in which the Fund may invest have special risks not normally associated with Municipal Obligations. These obligations frequently contain non-appropriation clauses that provide that the governmental issuer of the obligation need not make future payments under the lease or contract unless money is appropriated for that purpose by a legislative body annually or on another periodic basis. Municipal leases have additional risks because they represent a type of financing that has not yet developed the depth of marketability generally associated with other Municipal Obligations. Moreover, although a municipal lease will be secured by financed equipment or facilities, the disposition

------------------------------------------------------------------------------
--
Investment Objective and Management Policies (continued)
------------------------------------------------------------------------------
--

of the equipment or facilities in the event of foreclosure might prove difficult. In addition, in certain instances the tax-exempt status of the municipal lease will not be subject to the legal opinion of a nationally recognized bond counsel, although in all cases the Fund will require that a municipal lease purchased by the Fund be covered by a legal opinion to the effect that, as of each effective date of the municipal lease, the lease is the valid and binding obligation of the government issuer.


     Municipal leases are also subject to the risk of non-payment. The ability of issuers of municipal leases to make timely lease payments may be adversely impacted in general economic downturns and as relative governmental cost burdens are allocated and reallocated among Federal, state and local governmental units.
Such non-payment would result in a reduction of income to the Fund, and could result in a reduction in the value of the municipal lease experiencing non-payment and a potential decrease in the net asset value of the Fund. Issuers of municipal securities might seek protection under the bankruptcy laws. In the event of bankruptcy of such an issuer, the Fund could experience delays and limitations with respect to the collection of principal and interest on such municipal leases and the Fund may not, in all circumstances, be able to collect all principal and interest to which it is entitled. To enforce its rights in the event of a default in the lease payments, the Fund may take possession of and manage the assets securing the issuer's obligations on such securities, which may increase the Fund's operating expenses and adversely affect the net asset value of the Fund. Any income derived from the Fund's ownership or operation of such assets may not be tax-exempt. In addition, the Fund's intention to qualify as a "regulated investment company" under the Code may limit the extent to which the Fund may exercise its rights by taking possession of such assets, because as a regulated investment company the Fund is subject to certain limitations on its investments and on the nature of its income.


     Non-Publicly Traded Securities. As suggested above, the Fund may, from time to time, invest a portion of its assets in non-publicly traded New York Exempt Obligations. Non-publicly traded securities may be less liquid than publicly traded securities. Although non-publicly traded securities may be resold in privately negotiated transactions, the prices realized from these sales could be less than those originally paid by the Fund.

     When-Issued and Delayed-Delivery Transactions. Securities purchased on a when-issued or delayed-delivery basis may expose the Fund to risk because the securities may experience fluctuations in value prior to their delivery. Purchasing securities on a when-issued or delayed-delivery basis can involve the additional risk that the yield available in the market when the delivery takes place may be higher than that obtained in the transaction itself.

     Non-Diversified Classification. Investment in the Fund, which is classified as a non-diversified fund under the 1940 Act, may present greater risks to investors

------------------------------------------------------------------------------
--
Investment Objective and Management Policies (continued)
------------------------------------------------------------------------------
--

than an investment in a diversified fund. The investment return on a non-diversified fund typically is dependent upon the performance of a smaller number of securities relative to the number of securities held in a diversified fund. The Fund's assumption of large positions in the obligations of a small number of issuers will affect the value of its portfolio to a greater extent than that of a diversified fund in the event of changes in the financial condition, or in the market's assessment, of the issuers.

     Special Considerations. In seeking to achieve its objective, the Fund may invest without limit in Municipal Obligations which are private activity bonds.
Moreover, although the Fund does not currently intend to do so on a regular basis, it may invest more than 20% of its assets in Municipal Obligations which are repayable out of revenue streams generated from economically related projects or facilities, if such investment is deemed necessary or appropriate by
SBMFM. To the extent the Fund's assets are concentrated in Municipal Obligations payable from revenues on economically related projects and facilities, the Fund will be subject to the particular risks presented by such projects to a greater extent than it would be if the Fund's assets were not so concentrated.

     Certain substantial issuers of New York Exempt Obligations (including issuers whose obligations may be acquired by the Fund) have experienced serious financial difficulties in recent years. These difficulties have at times jeopardized the credit standing and impaired the borrowing abilities of all New
York issuers and have generally contributed to higher interest costs for their borrowing and fewer markets for their outstanding debt obligations. In recent years, several different issues of municipal securities of New York State and its agencies and instrumentalities and of New York City have been downgraded by
S&P and Moody's. On July 10, 1995, S&P downgraded its rating of New York
City's
$23 billion of outstanding general obligation bonds to "BBB+" from "A-", citing the City's chronic structural budget problems and weak economic outlook. S&P stated that New York City's reliance on one-time revenue measures to close annual budget gaps, a dependence on unrealized labor savings, overly optimistic estimates of revenues and state and federal aid and City's continued high debt levels also contributed to its decision to lower the ratings. On the other hand, strong demand for New York Exempt Obligations has more recently had the effect of permitting New York Exempt Obligations to be issued with yields relatively lower, and after issuance, to trade in the market at prices relatively higher, than comparably rated municipal obligations issued by other jurisdictions. A recurrence of the financial difficulties previously experienced by certain issuers of New York Exempt Obligations could result in defaults or declines in the market values of those issuers' existing obligations and, possibly, in the obligations of other issuers of New York Exempt Obligations. As of the date of this Prospectus, the Fund is not aware that any issuers of New York Exempt Obligations are in default with respect to the payment of their municipal obligations; any such default could affect adversely the market values and

------------------------------------------------------------------------------
--
Investment Objective and Management Policies (continued)
------------------------------------------------------------------------------
--

marketability of all New York Exempt Obligations and, consequently the net asset value of the Fund's portfolio.

     Other considerations affecting the Fund's investment in New York Exempt Obligations are summarized in the Statement of Additional Information.

     PORTFOLIO TRANSACTIONS AND TURNOVER

     The Fund's portfolio securities ordinarily are purchased from and sold to parties acting as either principal or agent. Newly issued securities ordinarily are purchased directly from the issuer or from an underwriter; other purchases and sales usually are placed with those dealers from which it appears that the best price or execution will be obtained. Usually no brokerage commissions, as such, are paid by the Fund for purchases and sales undertaken through principal transactions, although the price paid usually includes an undisclosed compensation to the dealer acting as agent.

     The Fund cannot accurately predict its portfolio turnover rate, but anticipates that the annual turnover will not exceed 100%.
An annual turnover rate of 100% would occur if all of the securities held by the
Fund are replaced once during a period of one year. SBMFM will not consider turnover rate a limiting factor in making investment decisions consistent with the investment objective and policies of the Fund.

------------------------------------------------------------------------------
--
Valuation of Shares
------------------------------------------------------------------------------
--

     The Fund's net asset value per share is determined as of the close of regular trading on the NYSE on each day that the NYSE is open, by dividing the value of the Fund's net assets attributable to each Class by the total number of shares of that Class outstanding.

     Generally, the Fund's investments are valued at market value or, in the absence of a market value with respect to any securities, at fair value as determined by or under the direction of the Trust's Board of Trustees. Short-term investments that mature in 60 days or less are valued at amortized cost. Amortized cost involves valuing an investment at its cost initially and, thereafter, assuming a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the instrument. Further information regarding the Fund's valuation policies is contained in the Statement of Additional Information.

------------------------------------------------------------------------------
--
Dividends, Distributions and Taxes
------------------------------------------------------------------------------
--

     Dividends and Distributions

     The Fund declares dividends from its net investment income (that is, income other than net realized capital gains) monthly; dividends ordinarily will be paid on the last Friday of each calendar month to shareholders of record as of the three business days prior. The Fund's net realized capital gains, if any, are declared and distributed annually, normally at the end of the calendar year in which earned or at the beginning of the subsequent year.


     If a shareholder does not otherwise instruct, dividends and capital gain distributions will be reinvested automatically in additional shares of the same
Class at net asset value, subject to no sales charge or CDSC. In order to avoid the application of a 4% nondeductible excise tax on certain undistributed amounts of ordinary income and capital gains, the Fund may make a distribution shortly before December 31 of each year of any undistributed ordinary income or capital gains and expects to pay any other distributions as are necessary to avoid the application of this tax.


     The per share dividends on Class C shares of the Fund may be lower than the per share dividends on Class A and Class Y shares principally as a result of the distribution fee applicable with respect to Class C shares. The per share dividends on Class A shares of the Fund may be lower than the per share dividends on Class Y shares principally as a result of the service fee applicable to Class A shares. Distributions of capital gains, if any, will be in the same amount for Class A, Class C and Class Y shares.

     Taxes

     The Fund has qualified and intends to continue to qualify each year as a regulated investment company under the Code. Dividends paid from the Fund's net investment income (other than dividends derived from interest earned on qualifying tax-exempt obligations as described below) and distributions of the Fund's net realized short-term capital gains are taxable to shareholders as ordinary income, regardless of how long shareholders in the Fund have held their shares and whether the dividends or distributions are received in cash or reinvested in additional shares of the Fund. Distributions of the Fund's net realized long-term capital gains will be taxable to shareholders as long-term capital gains, regardless of how long shareholders have held their shares of the
Fund and whether the distributions are received in cash or are reinvested in additional Fund shares. In addition, as a general rule, a shareholder's gain or loss on a sale or redemption of shares of the Fund will be a long-term capital gain or loss if the shareholder has held the shares for more than one year and will be a short-term capital gain or loss if the shareholder has held the shares for one year or less.

     Dividends paid by the Fund that are derived from interest earned on qualifying tax-exempt obligations are expected to be "exempt-interest" dividends that

------------------------------------------------------------------------------
--
Dividends, Distributions and Taxes (continued)
------------------------------------------------------------------------------
--

shareholders may exclude from their gross incomes for Federal income tax purposes if the Fund satisfies certain asset percentage requirements. Any exempt-interest dividends of the Fund derived from interest on New York Exempt Obligations, the interest on which is a specific tax preference item for Federal income tax purposes, will be a specific tax preference item for purposes of the
Federal individual and corporate alternative minimum taxes. In addition, all exempt-interest dividends will be a component of the "current earnings" adjustment item for purposes of the Federal corporate alternative minimum income tax and corporate shareholders may incur a larger Federal environmental tax liability through the receipt of Fund dividends and distributions from the Fund.
Dividends of the Fund derived from interest on New York Exempt Obligations will be exempt from New York State personal income (but not corporate franchise or income) taxes.

     Statements as to the tax status of the dividends and distributions received by shareholders of the Fund are mailed annually. These statements set forth the dollar amount of income excluded from Federal income taxes and the dollar amount, if any, subject to Federal income taxes. Statements from the Fund will also show the dollar amount of income excluded or exempted from New York State personal income taxes and the dollar amount, if any, subject to these taxes. These statements will also designate the amount of exempt-interest dividends that are a specific preference item for purposes of the Federal individual and corporate alternative minimum taxes.

     Shareholders of the Fund should consult their tax advisors with specific reference to their own tax situations.

     TAX-EXEMPT INCOME VS. TAXABLE INCOME

     The table below shows New York taxpayers who are individuals how to translate Federal and New York State tax savings from investments such as the Fund into an equivalent return from a taxable investment. To the extent that the equivalent taxable yields illustrated in this table are based on an effective tax rate which combines the Federal and New York marginal income tax rates, the table is not applicable to individuals who do not pay New York State personal income taxes. The yields used below are for illustration only and are not intended to represent current or future yields for the Fund, which may be higher or lower than those shown.

------------------------------------------------------------------------------
--
Dividends, Distributions and Taxes (continued)
------------------------------------------------------------------------------
--

                                                               New York,
                                        Combined    1996      State, City
                                          State    Federal    and Federal
New York Tax-Exempt
           Taxable Income               and City   Marginal    Effective
Equivalent Yields
       Single              Joint        Rates****    Rate        Rate**
2.00%   3.00%   4.00%    5.00%    6.00%
==============================================================================
=====================================
$       0-24,000           0-40,001       10.43%    15.00%       23.87%
2.63%   3.94%   5.25%    6.57%    7.88%
   24,001-58,150      40,101-96,900       10.48     28.00        35.55
3.10    4.65    6.21     7.76     9.31
  58,151-121,300     96,901-147,700       10.53     31.00        38.27
3.24    4.86    6.48     8.10     9.72
 121,301-263,750    147,701-263,750       10.53     36.00        42.74
3.49    5.24    6.99     8.73    10.48
    over 263,751       over 263,751       10.53     39.60        45.96
3.70    5.55    7.40     9.25    11.10
==============================================================================
=====================================

                                                               New York,
                                        Combined    1996      State, City
                                          State    Federal    and Federal
New York Tax-Exempt
           Taxable Income               and City   Marginal    Effective
Equivalent Yields
       Single              Joint        Rates****    Rate        Rate**
7.00%   8.00%   9.00%    10.00%
==============================================================================
=============================
$       0-24,000            0-40,000      10.43%    15.00%       23.87%
9.19%  10.51%  11.82%   13.13%
   24,001-58,150       40,100-96,900      10.48     28.00        35.55
10.86   12.41   13.96    15.51
  58,151-121,300      96,901-147,700      10.53     31.00        38.27
11.34   12.96   14.58    16.20
 121,301-263,750     147,701-263,750      10.53     36.00        42.74
12.22   13.97   15.72    17.46
    over 263,751        over 263,751      10.53     39.60        45.96
12.95   14.80   16.65    18.50
==============================================================================
=============================


* This amount represents taxable income as defined in the Code. It is assumed that taxable income as defined in the Code is the same as under the New York State or City personal income tax law, however, New York State or
City
     taxable law may differ due to differences in exemptions, itemized deductions, and other items.
** For Federal tax purposes, these combined rates reflect the applicable marginal rates and rate brackets for 1996, including indexing the rate brackets for inflation. These rates include the effect of deducting state and City taxes on your Federal return. For New York purposes, these combined rates reflect the expected New York State and New York City tax and surcharge rates for 1996.


*** These represent New York State, City and Federal Tax Equivalent Yields. **** These rates represent the highest New York State and City personal income tax rates within the applicable Federal income tax brackets for 1996.

     The Federal tax rates and New York State and New York City tax rates shown are those in effect for 1996 and are subject to change. The calculations reflected in the table assume that no income will be subject to the Federal alternative minimum taxes.

------------------------------------------------------------------------------
--
Purchase of Shares (continued)
------------------------------------------------------------------------------
--


     General

     The Fund offers three Classes of shares. Class A shares are sold to investors with an initial sales charge and Class C shares are sold without an initial sales charge but are subject to a CDSC payable upon certain redemptions.
Class Y shares are sold without an initial sales charge or CDSC and are available only to investors investing a minimum of $5,000,000 (except for purchases of Class Y shares by Smith Barney Concert Allocation Series Inc., for which there is no minimum purchase amount). See "Prospectus Summary-Alternate Purchase Arrangements" for a discussion of factors to consider in selecting which Class of shares to purchase.

     Purchases of Fund shares must be made through a brokerage account maintained with Smith Barney, an Introducing Broker or an investment dealer in the selling group. In addition, certain investors, including qualified retirement plans and certain institutional investors, may purchase shares directly from the Fund through First Data. When purchasing shares of the Fund, investors must specify whether the purchase is for Class A, Class C or Class Y shares. No maintenance fee will be charged by the Fund in connection with a brokerage account through which an investor purchases or holds shares.

     Investors in Class A and Class C shares may open an account by making an initial investment of at least $1,000 for each account, or $250 for an IRA or Self-Employed Retirement Plan in the Fund. Investors in Class Y shares may open an account by making an initial investment of $5,000,000. Subsequent investments of at least $50 may be made for all Classes. For participants in retirement plans qualified under Section 403(b)(7) or Section 401(a) of the Code, the minimum initial investment requirement for Class A and Class C shares and the subsequent investment requirement for all Classes in the Fund is $25. For shareholders purchasing shares of the Fund through the Systematic Investment Plan on a monthly basis, the minimum initial investment requirement for Class A and Class C shares and the subsequent investment requirement for all Classes is
$25. For shareholders purchasing shares of the Fund through the Systematic Investment Plan on a quarterly basis, the minimum initial investment requirement for Class A and Class C shares and the subsequent investment requirement for all
Classes is $50. There are no minimum investment requirements in Class A shares for employees of Travelers and its subsidiaries, including Smith Barney, Directors or Trustees of any of the Smith Barney Mutual Funds, and their spouses and children. The Fund reserves the right to waive or change minimums, to decline any order to purchase its shares and to suspend the offering of shares from time to time. Shares purchased will be held in the shareholder's account by the Fund's transfer agent, First Data. Share certificates are issued only upon a shareholder's written request to First Data.

     Purchase orders received by the Fund or Smith Barney prior to the close of regular trading on the NYSE, on any day the Fund calculates its net asset value, are

------------------------------------------------------------------------------
--
Purchase of Shares (continued)
------------------------------------------------------------------------------
--


priced according to the net asset value determined on that day (the "trade date"). Orders received by dealers or Introducing Brokers prior to the close of regular trading on the NYSE on any day the Fund calculates its net asset value are priced according to the net asset value determined on that day, provided the order is received by the Fund or Smith Barney prior to Smith Barney's close of business. For shares purchased through Smith Barney or Introducing Brokers purchasing through Smith Barney, payment for Fund shares is due on the third business day (the "settlement date") after the trade date. In all other cases, payments must be made with the purchase order.


     Systematic Investment Plan


     Shareholders may make additions to their accounts at any time by purchasing shares through a service known as the Systematic Investment Plan. Under the Systematic Investment Plan, Smith Barney or First Data is authorized through preauthorized transfers of at least $25 on a monthly basis or at least $50 on a quarterly basis to charge the regular bank account or other financial institution indicated by the shareholder, to provide systematic additions to the shareholder's Fund account. A shareholder who has insufficient funds to complete the transfer will be charged a fee of up to $25 by Smith Barney or First Data. The Systematic Investment Plan also authorizes Smith Barney to apply cash held in the shareholder's Smith Barney brokerage account or redeem the shareholder's shares of a Smith Barney money market fund to make additions to the account. Additional information is available from the Fund or a Smith Barney Financial Consultant.


     Initial Sales Charge Alternative -- Class A Shares

     The sales charges applicable to purchases of Class A shares of the Fund are as follows:

                                Sales
                              Charge as         Sales             Dealers
                                % of          Charge as         Reallowance
                              Offering          % of              as % of
Amount of Investment            Price      Amount Invested    Offering Price
==============================================================================
==
  Less than $500,000            2.00%           2.04%              1.80%

  $500,000 and over             *               *                  *

==============================================================================
==
* Purchases of Class A shares, which when combined with current holdings of Class A shares offered with a sales charge equal or exceed $500,000 in the
     aggregate, will be made at net asset value without any initial sales charge, but will be subject to a CDSC of 1.00% on redemptions made within 12 months of purchase. The CDSC on Class A shares is payable to Smith Barney, which compensates Smith Barney Financial Consultants and other dealers whose clients make purchases of $500,000 or more. The CDSC is waived in the same circumstances in which the CDSC applicable to Class C shares is waived. See "Deferred Sales Charge Alternatives" and "Waivers
of
     CDSC."

------------------------------------------------------------------------------
--
Purchase of Shares (continued)
------------------------------------------------------------------------------
--

     Members of the selling group may receive up to 90% of the sales charge and may be deemed to be underwriters of the Fund as defined in the Securities Act of
1933, as amended.

     The $500,000 investment may be met by aggregating the purchases of Class A shares of the Fund made at one time by "any person," which includes an individual, his or her spouse and children, or a trustee or other fiduciary of a single trust estate or single fiduciary account. It may also be met by aggregating the purchase with the net asset value of all Class A shares offered with a sales charge held in funds sponsored by Smith Barney listed under "Exchange Privilege."

     Initial Sales Charge Waivers


     Purchases of Class A shares may be made at net asset value without a sales charge in the following circumstances: (a) sales to (i) Board Members and employees of Travelers and its subsidiaries and any of the Smith Barney Mutual Funds (including retired Board Members and employees); the immediate families of such persons (including the surviving spouse of a deceased Board Member or employee); and to a pension, profit-sharing or other benefit plan for such persons and (ii) employees of members of the National Association of Securities
Dealers, Inc., provided such sales are made upon the assurance of the purchaser that the purchase is made for investment purposes and that the securities will not be resold except through redemption or repurchase; (b) offers of Class A shares to any other investment company in connection with the combination of such company with the Fund by merger, acquisition of assets or otherwise; (c) purchases of Class A shares by any client of a newly employed Smith Barney Financial Consultant (for a period up to 90 days from the commencement of the Financial Consultant's employment with Smith Barney), on the condition the purchase of Class A shares is made with the proceeds of the redemption of shares of a mutual fund which (i) was sponsored by the Financial Consultant's prior employer, (ii) was sold to the client by the Financial Consultant and (iii) was subject to a sales charge; (d) shareholders who have redeemed Class A shares in the Fund (or Class A shares of another fund of the Smith Barney Mutual Funds that are offered with a sales charge equal to or greater than the maximum sales charge of the Fund) and who wish to reinvest their redemption proceeds in the Fund, provided the reinvestment is made within 60 calendar days of the redemption; (e) accounts managed by registered investment advisory subsidiaries of Travelers; (f) direct rollovers by plan participants of distributions from a
401(k) plan offered to employees of Travelers or its subsidiaries or a 401(k) plan enrolled in the Smith Barney 401(k) Program (Note: subsequent investments will be subject to the applicable sales charge); (g) purchasees by separate accounts used to fund certain unregistered variable annuity contracts; and (h) purchases by investors participating in a Smith Barney fee-based arrangement. In order to obtain such discounts, the purchaser must provide

------------------------------------------------------------------------------
--
Purchase of Shares (continued)
------------------------------------------------------------------------------
--


sufficient information at the time of purchase to permit verification that the purchase would qualify for the elimination of the sales charge.


     Right of Accumulation


     Class A shares of the Fund may be purchased by "any person" (as defined above) at a reduced sales charge, or at net asset value determined by aggregating the dollar amount of the new purchase and the total net asset value of all Class A shares of the Fund and of funds sponsored by Smith Barney which are offered with a sales charge listed under "Exchange Privilege" then held by such person and applying the sales charge applicable to such aggregate. In order to obtain such discount, the purchaser must provide sufficient information at the time of purchase to permit verification that the purchase qualifies for the reduced sales charge. The right of accumulation is subject to modification or discontinuance at any time with respect to all shares purchased thereafter.


     Group Purchases


     Upon completion of certain automated systems, a reduced sales charge or purchase at net asset value will also be available to employees (and partners) of the same employer purchasing as a group, provided each participant makes the minimum initial investment required. The sales charge applicable to purchases by each member of such a group will be determined by the table set forth above under "Initial Sales Charge Alternative -- Class A Shares," and will be based upon the aggregate sales of Class A shares of Smith Barney Mutual Funds offered with a sales charge to, and share holdings of, all members of the group. To be eligible for such reduced sales charges or to purchase at net asset value, all purchases must be pursuant to an employer- or partnership-sanctioned plan meeting certain requirements. One such requirement is that the plan must be open to specified partners or employees of the employer and its subsidiaries, if any.
Such plan may, but is not required to, provide for payroll deductions, IRAs or investments pursuant to retirement plans under Section 401 or 408 of the Code. Smith Barney may also offer a reduced sales charge or net asset value purchase for aggregating related fiduciary accounts under such conditions that Smith Barney will realize economies of sales efforts and sales related expenses. An individual who is a member of a qualified group may also purchase Class A shares at the reduced sales charge applicable to the group as a whole. The sales charge is based upon the aggregate dollar value of Class A shares offered with a sales charge that have been previously purchased and are still owned by the group, plus the amount of the current purchase. A "qualified group" is one which (a) has been in existence for more than six months, (b) has a purpose other than acquiring Fund shares at a discount and (c) satisfies uniform criteria which enables Smith Barney to realize economies of scale in its costs of distributing shares. A qualified group must have more than 10 members, must be available to arrange for group meetings between representatives

------------------------------------------------------------------------------
--
Purchase of Shares (continued)
------------------------------------------------------------------------------
--


of the Fund and its members, and must agree to include sales and other materials related to the Fund in its publications and mailing to members at no cost to Smith Barney. In order to obtain such reduced sales charge or to purchase at net asset value, the purchaser must provide sufficient information at the time of purchase to permit verification that the purchase qualifies for the reduced sales charge. Approval of group purchase reduced sales charge plans is subject to the discretion of Smith Barney.


     LETTER OF INTENT


     Class A Shares. A Letter of Intent for amounts of $50,000 or more provides
an opportunity for an investor to purchase shares at net asset value by aggregating the investments over a 13 month period, provided that the investor refers to such Letter when placing orders. For purposes of a Letter of Intent, the "Amount of Investment" as referred to in the preceding sales charge table includes purchases of all Class A shares of the Fund and other funds of the Smith Barney Mutual Funds offered with a sales charge over a 13 month period based on the total amount of intended purchases plus the value of all Class A shares previously purchased and still owned. An alternative is to compute the 13 month period starting up to 90 days before the date of execution of a Letter of
Intent. Each investment made during the period receives the sales charge applicable to the total amount of the investment goal. If the goal is not achieved within the period, the investor must pay the difference between the sales charges applicable to the purchases made and the charges previously paid, or an appropriate number of escrowed shares will be redeemed. Please contact a Smith Barney Financial Consultant or the Transfer Agent to obtain a Letter of Intent application.

     Class Y Shares. A Letter of Intent may also be used as a way for investors to meet the minimum investment requirement for Class Y shares. Such investors must make an initial minimum purchase of $1,000,000 in Class Y shares of the Fund and agree to purchase a total of $5,000,000 of Class Y shares of the Fund within six months from the date of the Letter. If a total investment of $5,000,000 is not made with the six-month period, all Class Y shares purchased to date will the transferred to Class A shares, where they will be subject to all fees (including a service fee of 0.15%) and expenses applicable to the Fund's Class A shares, which may include a CDSC of 1.00%. The Fund expects that such transfer will not be subject to Federal income taxes. Please contact a Smith Barney Financial Consultant or First Data for further information.


     Deferred Sales Charge Alternatives


     CDSC Shares are sold at net asset value next determined without an initial sales charge so that the full amount of an investor's purchase payment may be immediately invested in the Fund. A CDSC, however, may be imposed on certain

------------------------------------------------------------------------------
--
Purchase of Shares (continued)
------------------------------------------------------------------------------
--


redemptions of these shares. "CDSC Shares" are: (a) Class C shares; and (b) Class A shares which when combined with Class A shares offered with a sales charge currently held by an investor equal or exceed $500,000 in the aggregate.

     Any applicable CDSC will be assessed on an amount equal to the lesser of the original cost of the shares being redeemed or their net asset value at the time of redemption. CDSC Shares that are redeemed will not be subject to a CDSC to the extent that the value of such shares represents: (a) capital appreciation of Fund assets; (b) reinvestment of dividends or capital gain distributions;
(c)
with respect to Class C shares and Class A shares that are CDSC Shares, shares redeemed more than 12 months after their purchase.

     Class C shares and Class A shares that are CDSC Shares are subject to a 1.00% CDSC if redeemed within 12 months of purchase.

     In determining the applicability of any CDSC, it will be assumed that a redemption is made first of shares representing capital appreciation, next of shares representing the reinvestment of dividends and capital gain distributions and finally of other shares held by the shareholder for the longest period of time. The length of time that CDSC Shares acquired through an exchange have been held will be calculated from the date that the shares exchanged were initially acquired in one of the other Smith Barney Mutual Funds, and Fund shares being redeemed will be considered to represent, as applicable, capital appreciation or dividend and capital gain distribution reinvestments in such other funds. For Federal income tax purposes, the amount of the CDSC will reduce the gain or increase the loss, as the case may be, on the amount realized on redemption. The amount of any CDSC will be paid to Smith Barney.


     Waivers of CDSC


     The CDSC will be waived on: (a) exchanges (see "Exchange Privilege"); (b) automatic cash withdrawals in amounts equal to or less than 1.00% per month of the value of the shareholder's shares at the time the withdrawal plan commences
(see "Automatic Cash Withdrawal Plan") (provided, however, that automatic cash withdrawals in amounts equal to or less than 2.00% per month of the value of the shareholder's shares will be permitted for withdrawal plans that were established prior to November 7, 1994); (c) redemptions of shares within twelve months following the death or disability of the shareholder; (d) redemption of shares made in connection with qualified distributions from retirement plans or
IRAs upon the attainment of age 5911/42; (e) involuntary redemptions; and (f) redemptions of shares to effect a combination of the Fund with any investment company by merger, acquisition of assets or otherwise. In addition, a shareholder who has redeemed shares from other funds of the Smith Barney Mutual
Funds may, under certain circumstances, reinvest all or part of the redemption proceeds within 60 days and receive pro rata credit for any CDSC imposed on the prior redemption.

------------------------------------------------------------------------------
--
Purchase of Shares (continued)
------------------------------------------------------------------------------
--


     CDSC waivers will be granted subject to confirmation (by Smith Barney in the case of shareholders who are also Smith Barney clients or by First Data in the case of all other shareholders) of the shareholder's status or holdings, as the case may be.



     Smith Barney 401(k) and ExecChoiceTM Programs


     Investors may be eligible to participate in the Smith Barney 401(k) Program or the Smith Barney ExecChoiceTM Program. To the extent applicable, the same terms and conditions, which are outlined below, are offered to all plans participating ("Participating Plans") in these programs.

     The Fund offers to Participating Plans Class A and Class C shares as investment alternatives under the Smith Barney 401(k) and ExecChoiceTM Programs.
Class A and Class C shares acquired through the Participating Plans are subject to the same service and/or distribution fees as the Class A and Class C shares acquired by other investors; however, they are not subject to any initial sales charge or CDSC. Once a Participating Plan has made an initial investment in the
Fund, all of its subsequent investments in the Fund must be in the same Class of shares, except as otherwise described below.

     Class A Shares. Class A shares of the Fund are offered without any sales charge or CDSC to any Participating Plan that purchases $1,000,000 or more of Class A shares of one or more funds of the Smith Barney Mutual Funds.

     Class C Shares. Class C shares of the Fund are offered without any sales charge or CDSC to any Participating Plan that purchases less than $1,000,000 of
Class C shares of one or more funds of the Smith Barney Mutual Funds.

     401(k) and ExecChoiceTM Plans Opened On or After June 21, 1996. If, at the end of the fifth year after the date the Participating Plan enrolled in the Smith Barney 401(k) Program or the Smith Barney ExecChoiceTM Program, a Participating Plan's total Class C holdings in all non-money market Smith Barney
Mutual Funds equal at least $1,000,000, the Participating Plan will be offered the opportunity to exchange all of its Class C shares for Class A shares of the
Fund. (For Participating Plans that were originally established through a Smith
Barney retail brokerage account, the five year period will be calculated from the date the retail brokerage account was opened.) Such Participating Plans will be notified of the pending exchange in writing within 30 days after the fifth anniversary of the enrollment date and, unless the exchange offer has been rejected in writing, the exchange will occur on or about the 90th day after the fifth anniversary date. If the Participating Plan does not qualify for the five year exchange to Class A shares, a review of the Participating Plan's holdings will be performed each quarter until either the Participating Plan qualifies or the end of the eighth year.

     401(k) Plans Opened Prior to June 21, 1996. In any year after the date a Participating Plan enrolled in the Smith Barney 401(k) Program, if its total Class C

------------------------------------------------------------------------------
--
Purchase of Shares (continued)
------------------------------------------------------------------------------
--


holdings in all non-money market Smith Barney Mutual Funds equal at least $500,000 as of the calendar year-end, the Participating Plan will be offered the opportunity to exchange all of its Class C shares for Class A shares of the Fund. Such Plans will be notified in writing within 30 days after the last business day of the calendar year and, unless the exchange offer has been rejected in writing, the exchange will occur on or about the last business day of the following March.

     Any Participating Plan in the Smith Barney 401(k) or ExecChoiceTM Program, whether opened before or after June 21, 1996, that has not previously qualified for an exchange into Class A shares will be offered the opportunity to exchange all of its Class C shares for Class A shares of the Fund regardless of asset size, at the end of the eighth year after the date the Participating Plan enrolled in the Smith Barney 401(k) or ExecChoiceTM Program. Such plans will be notified of the pending exchange in writing approximately 60 days before the eighth anniversary of the enrollment date and, unless the exchange has been rejected in writing, the exchange will occur on or about the eighth anniversary date. Once an exchange has occurred, a Participating Plan will not be eligible to acquire additional Class C shares of the Fund but instead may acquire Class A shares of the Fund. Any Class C shares not converted will continue to be subject to the distribution fee.

     Participating Plans wishing to acquire shares of the Fund through the Smith
Barney 401(k) Program or the Smith Barney
ExecChoiceTM Program must purchase such shares directly from the Transfer
Agent.
For further information regarding these Programs, investors should contact a Smith Barney Financial Consultant.


------------------------------------------------------------------------------
--
Exchange Privilege
------------------------------------------------------------------------------
--


     Except as otherwise noted below, shares of each Class may be exchanged for shares of the same Class in the following funds of the Smith Barney Mutual Funds, to the extent shares are offered for sale in the shareholder's state of residence. Exchanges of Class A and Class C shares are subject to minimum investment requirements and all shares are subject to other requirements of the fund into which exchanges are made.


     FUND NAME
------------------------------------------------------------------------------
--
Growth Funds

      Smith Barney Aggressive Growth Fund Inc.
      Smith Barney Appreciation Fund Inc.
      Smith Barney Fundamental Value Fund Inc.
      Smith Barney Growth Opportunity Fund
      Smith Barney Managed Growth Fund
      Smith Barney Natural Resources Fund Inc.
      Smith Barney Special Equities Fund

------------------------------------------------------------------------------
--
Exchange Privilege (continued)
------------------------------------------------------------------------------
--

Growth and Income Funds
      Smith Barney Convertible Fund
      Smith Barney Funds, Inc. -- Equity Income Portfolio
      Smith Barney Growth and Income Fund
      Smith Barney Premium Total Return Fund


      Concert Social Awareness Fund


      Smith Barney Utilities Fund

Taxable Fixed-Income Funds


   ** Smith Barney Adjustable Rate Government Income Fund


      Smith Barney Diversified Strategic Income Fund


  +++ Smith Barney Funds, Inc. -- Short-Term U.S. Treasury Securities
Portfolio


      Smith Barney Funds, Inc. -- U.S. Government Securities Portfolio Smith Barney Government Securities Fund
      Smith Barney High Income Fund
      Smith Barney Investment Grade Bond Fund
      Smith Barney Managed Governments Fund Inc.

Tax-Exempt Funds
      Smith Barney Arizona Municipals Fund Inc.
      Smith Barney California Municipals Fund Inc.


    * Smith Barney Intermediate Maturity California Municipals Fund


      Smith Barney Managed Municipals Fund Inc.
      Smith Barney Massachusetts Municipals Fund


      Smith Barney Muni Funds -- Florida Portfolio
      Smith Barney Muni Funds -- Georgia Portfolio
    * Smith Barney Muni Funds -- Limited Term Portfolio
      Smith Barney Muni Funds -- National Portfolio
      Smith Barney Muni Funds -- New York Portfolio


      Smith Barney Muni Funds -- Pennsylvania Portfolio
      Smith Barney New Jersey Municipals Fund Inc.
      Smith Barney Oregon Municipals Fund
      Smith Barney Tax-Exempt Income Fund

International Funds
      Smith Barney World Funds, Inc. -- Emerging Markets Portfolio
      Smith Barney World Funds, Inc. -- European Portfolio
      Smith Barney World Funds, Inc. -- Global Government Bond Portfolio Smith Barney World Funds, Inc. -- International Balanced Portfolio Smith Barney World Funds, Inc. -- International Equity Portfolio Smith Barney World Funds, Inc. -- Pacific Portfolio

------------------------------------------------------------------------------
--
Exchange Privilege (continued)
------------------------------------------------------------------------------
--


Smith Barney Concert Allocation Series Inc.
      Smith Barney Concert Allocation Series Inc. -- Balanced Portfolio Smith Barney Concert Allocation Series Inc. -- Conservative Portfolio Smith Barney Concert Allocation Series Inc. -- Growth Portfolio
      Smith Barney Concert Allocation Series Inc. -- High Growth Portfolio Smith Barney Concert Allocation Series Inc. -- Income Portfolio


Money Market Funds


    + Smith Barney Exchange Reserve Fund
   ++ Smith Barney Money Funds, Inc. -- Cash Portfolio
   ++ Smith Barney Money Funds, Inc. -- Government Portfolio
  *** Smith Barney Money Funds, Inc. -- Retirement Portfolio
  +++ Smith Barney Municipal Money Market Fund, Inc.
  +++ Smith Barney Muni Funds -- California Money Market Portfolio +++ Smith Barney Muni Funds -- New York Money Market Portfolio

==============================================================================
==


*    Available for exchange with Class A, Class C and Class Y shares of the
     Fund.
** Available for exchange with Class A and Class Y shares of the Fund. In addition, shareholders who own Class C shares of the Fund through the
Smith
     Barney 401(k) Program may exchange those shares for Class C shares of this
     Fund.
***  Available for exchange with Class A shares of the Fund.
+    Available for exchange with Class C shares of the Fund.
++ Available for exchange with Class A and Class Y shares of the Fund. In addition, shareholders who own Class C shares of the Fund through the
Smith
     Barney 401(k) or ExecChoiceTM Programs may exchange those shares for Class
     C shares of this fund.
+++  Available for exchange with Class A and Class Y shares of the Fund.

      Class C Exchanges. Upon an exchange, the new Class C shares will be deemed to have been purchased on the same date as the Class C shares of the Fund that have been exchanged.

      Class A and Class Y Exchanges. Class A and Class Y shareholders of the Fund who wish to exchange all or a portion of their shares for shares of the respective Class in any of the funds identified above may do so without imposition of any charge.

      Additional Information Regarding the Exchange Privilege. Although the exchange privilege is an important benefit, excessive exchange transactions can be detrimental to the Fund's performance and its shareholders. SBMFM may determine that a pattern of frequent exchanges is excessive and contrary to the best interests of the Fund's other shareholders. In this event, the Fund may, at its discretion, decide to limit additional purchases and/or exchanges by the shareholder. Upon such a determination the Fund will provide notice in writing or by telephone to the shareholder at least 15 days prior to suspending the exchange privilege and during the 15 day period the shareholder will be required to (a) redeem his or her shares in the Fund or (b) remain invested in the Fund or exchange into

------------------------------------------------------------------------------
--
Exchange Privilege (continued)
------------------------------------------------------------------------------
--


any of the funds of the Smith Barney Mutual Funds ordinarily available, which position the shareholder would be expected to maintain for a significant period of time. All relevant factors will be considered in determining what constitutes an abusive pattern of exchanges.

     Certain shareholders may be able to exchange shares by telephone. See "Redemption of Shares -- Telephone Redemption and Exchange Program." Exchanges will be processed at the net asset value next determined. Redemption procedures discussed below are also applicable for exchanging shares, and exchanges will be made upon receipt of all supporting documents in proper form. If the account registration of the shares of the fund being acquired is identical to the registration of the shares of the fund exchanged, no signature guarantee is required. A capital gain or loss for tax purposes will be realized upon the exchange, depending upon the cost or other basis of shares redeemed. Before exchanging shares, investors should read the current prospectus describing the shares to be acquired. The Fund reserves the right to modify or discontinue exchange privileges upon 60 days' prior notice to shareholders.


------------------------------------------------------------------------------
--
Redemption of Shares
------------------------------------------------------------------------------
--


      The Fund is required to redeem the shares of the Fund tendered to it, as described below, at a redemption price equal to the net asset value per share next determined after receipt of a written request in proper form at no charge other than any applicable CDSC. Redemption requests received after the close of regular trading on the NYSE are priced at the net asset value next determined.

     If a shareholder holds shares in more than one Class, any request for redemption must specify the Class being redeemed. In the event of a failure to specify which Class, or if the investor owns fewer shares of the Class than specified, the redemption request will be delayed until the Fund's transfer agent receives further instructions from Smith Barney, or if the shareholder's account is not with Smith Barney, from the shareholder directly. The redemption proceeds will be remitted on or before the third business day following receipt of proper tender, except on days on which the NYSE is closed or as permitted under the 1940 Act in extraordinary circumstances. Generally, if the redemption proceeds are remitted to a Smith Barney brokerage account, these funds will not be invested for the shareholder's benefit without specific instruction and Smith
Barney will benefit from the use of temporarily uninvested funds. Redemption proceeds for shares purchased by check, other than a certified or official bank check, will be remitted upon clearance of the check, which may take up to ten days or more.

     Shares held by Smith Barney as custodian must be redeemed by submitting a written request to a Smith Barney Financial Consultant. Shares other than those held by Smith Barney as custodian may be redeemed through an investor's

------------------------------------------------------------------------------
--
Redemption of Shares (continued)
------------------------------------------------------------------------------
--


Financial Consultant, Introducing Broker or dealer in the selling group or by submitting a written request for redemption to:

     Smith Barney Intermediate Maturity New York Municipals Fund
     Class A, C or Y (please specify)
     c/o First Data Investor Services Group, Inc.
     P.O. Box 9134
     Boston, Massachusetts 02205-9134

     A written redemption request must (a) state the Class and number or dollar amount of shares to be redeemed, (b) identify the shareholder's account number and (c) be signed by each registered owner exactly as the shares are registered.
If the shares to be redeemed were issued in certificate form, the certificates must be endorsed for transfer (or be accompanied by an endorsed stock power) and must be submitted to First Data together with the redemption request. Any signature appearing on a share certificate, stock power or written redemption request in excess of $2,000 must be guaranteed by an eligible guarantor institution, such as domestic bank, savings and loan institution, domestic credit union, member bank of the Federal Reserve System or member firm of a national securities exchange. Written redemption requests of $2,000 or less do not require a signature guarantee unless more than one such redemption request is made in any 10-day period. Redemption proceeds will be mailed to an investor's address of record. First Data may require additional supporting documents for redemptions made by corporations, executors, administrators, trustees or guardians. A redemption request will not be deemed properly received until First Data receives all required documents in proper form.

     Telephone Redemption and Exchange Program.

     Shareholders who do not have a Smith Barney brokerage account may be eligible to redeem and exchange Fund shares by telephone. To determine if a shareholder is entitled to participate in this program, he or she should contact
First Data at 1-800-451-2010. Once eligibility is confirmed, the shareholder must complete and return a Telephone/Wire Authorization form, including a signature guarantee, that will be provided by First Data upon request. (Alternatively, an investor may authorize telephone redemptions on the new account application with the applicant's signature guarantee when making his/her initial investment in the Fund.)

     Redemptions. Redemption requests of up to $10,000 of any class or classes of the Fund's shares may be made by eligible shareholders by calling First Data at 1-800-451-2010. Such requests may be made between 9:00 a.m. and 5:00 p.m. (New York City time) on any day the NYSE is open. Redemptions of shares (i) by retirement plans or (ii) for which certificates have been issued are not permitted under this program.

------------------------------------------------------------------------------
--
Redemption of Shares (continued)
------------------------------------------------------------------------------
--

     A shareholder will have the option of having the redemption proceeds mailed to his/her address of record or wired to a bank account predesignated by the shareholder. Generally, redemption proceeds will be mailed or wired, as the case may be, on the next business day following the redemption request. In order to use the wire procedures, the bank receiving the proceeds must be a member of the
Federal Reserve System or have a correspondent relationship with a member bank.
The Fund reserves the right to charge shareholders a nominal fee for each wire redemption. Such charges, if any, will be assessed against the shareholder's account from which shares were redeemed. In order to change the bank account designated to receive redemption proceeds, a shareholder must complete a new Telephone/ Wire Authorization Form and, for the protection of the shareholder's assets, will be required to provide a signature guarantee and certain other documentation.


     Exchanges. Eligible shareholders may make exchanges by telephone if the account registration of the shares of the fund being acquired is identical to the registration of the shares of the fund exchanged. Such exchange requests may be made by calling First Data at 1-800-451-2010 between 9:00 a.m. and 5:00 p.m.
(New York City time) on any day on which the NYSE is open.

     Additional Information regarding Telephone Redemption and Exchange
Program.
Neither the Fund nor its agents will be liable for the following instructions communicated by telephone that are reasonably believed to be genuine. The Fund and its agents will employ procedures designed to verify the identity of the caller and legitimacy of instructions (for example, a shareholder's name and account number will be required and phone calls may be recorded). The Fund reserves the right to suspend, modify or discontinue the telephone redemption and exchange program or to impose a charge for this service at any time following at least seven (7) days' prior notice to shareholders.


     Automatic Cash Withdrawal Plan

     The Fund offers shareholders an automatic cash withdrawal plan, under which shareholders who own shares with a value of at least $10,000 may elect to receive periodic cash payments of at least $50 monthly or quarterly. Retirement plan accounts are eligible for automatic cash withdrawal plans only where the shareholder is eligible to receive qualified distributions and has an account value of at least $5,000. The withdrawal plan will be carried over on exchanges between funds or Classes of the Fund. Any applicable CDSC will not be waived on amounts withdrawn by a shareholder that exceed 1.00% per month of the value of the shareholder's shares subject to the CDSC at the time the withdrawal plan commences. (With respect to withdrawal plans in effect prior to November 7, 1994, any applicable CDSC will be waived on amounts withdrawn that do not exceed
2.00% per month of the value of a shareholder's shares subject to the CDSC.) For further information regarding the automatic cash withdrawal plan, shareholders should contact a Smith Barney Financial Consultant.

------------------------------------------------------------------------------
--
Minumum Account Size
------------------------------------------------------------------------------
--


     The Fund reserves the right to involuntarily liquidate any shareholder's account in the Fund if the aggregate net asset value of the shares held in the Fund account is less than $500. (If a shareholder has more than one account in this Fund, each account must satisfy the minimum account size.) The Fund, however, will not redeem shares based solely on market reductions in net asset value. Before the Fund exercises such right, shareholders will receive written notice and will be permitted 60 days to bring accounts up to the minimum to avoid involuntary liquidation.


------------------------------------------------------------------------------
--
Performance
------------------------------------------------------------------------------
--


     From time to time, the Fund may advertise its total return, average annual total return and yield in advertisements. In addition, in other types of sales literature the Fund may include the Fund's current dividend return. These figures are computed separately for Class A, Class C and Class Y shares of the Fund. These figures are based on historical earnings and are not intended to indicate future performance. Total return is computed for a specified period of time assuming deduction of the maximum sales charge, if any, from the initial amount invested and reinvestment of all income dividends and capital gain distributions on the reinvestment dates at prices calculated as stated in this Prospectus, then dividing the value of the investment at the end of the period so calculated by the initial amount invested and subtracting 100%. The standard average annual total return, as prescribed by the SEC, is derived from this total return, which provides the ending redeemable value. Such standard total return information may also be accompanied with nonstandard total return information for differing periods computed in the same manner but without annualizing the total return or taking sales charges into account. The yield of a Fund Class refers to the net investment income earned by investments in the Class over a thirty-day period. This net investment income is then annualized; i.e., the amount of income earned by the investments during that 30-day period is assumed to be earned each 30-day period for twelve periods and is expressed as a percentage of the investments. The yield is calculated according to a formula prescribed by the SEC to facilitate comparison with yields quoted by other investment companies. The Fund calculates current dividend return for each
Class by annualizing the most recent monthly distribution and dividing by the net asset value or the maximum public offering price (including sales charge) on the last day of the period for which current dividend return for a Fund Class is presented. The current dividend return for each Class may vary from time to time depending on market conditions, the composition of its investment portfolio and operating expenses. These factors and possible differences in the methods used in calculating current dividend return should be considered when comparing a Class' current return to yields published for other investment companies and other investment vehicles. The Fund may also include comparative performance information in

------------------------------------------------------------------------------
--
Performance (contunied)
------------------------------------------------------------------------------
--


advertising or marketing its shares. Such performance information may include data from Lipper Analytical Services, Inc. and other financial publications.


------------------------------------------------------------------------------
--
Management of the Trust and the Fund
------------------------------------------------------------------------------
--

     Board of Trustees


     Overall responsibility for management and supervision of the Trust and the
Fund rests with the Trust's Board of Trustees. The Trustees approve all significant agreements between the Trust and the companies that furnish services to the Fund, including agreements with the Fund's investment adviser, administrator, distributor, custodian and transfer agent. The day-to-day operations of the Fund are delegated to the Fund's investment adviser and administrator. The Statement of Additional Information contains background information regarding each Trustee of the Trust and the executive officers of the Fund.


     Investment Adviser and Administrator -- SBMFM


     SBMFM, located at 388 Greenwich Street, New York, New York 10013, serves as the Fund's investment adviser pursuant to a transfer of the investment advisory agreement, most recently approved by the Trust's Board of Trustees on July 17, 1996. SBMFM (through predecessor entities) has been in the investment counseling business since 1934 and is a registered investment adviser. SBMFM renders investment advice to investment companies that had aggregate assets under management as of February 28, 1997, in excess of $84 billion.

     Subject to the supervision and direction of the Trust's Board of Trustees,
SBMFM manages the Fund's portfolio in accordance with the Fund's stated investment objective and policies, makes investment decisions for the Fund, places orders to purchase and sell securities and employs professional portfolio managers and securities analysts who provide research services to the Fund. For investment advisory services rendered to the Fund, the Fund pays SBMFM a fee at the annual rate of 0.30% of the value of the Fund's average daily net assets. Prior to November 17, 1995, the Fund paid SBMFM an investment advisory fee at the annual rate of 0.35% of the value of the Fund's average daily net assets. For the fiscal year ended November 30, 1996, the Fund paid an investment advisory fee to SBMFM in an amount equal to 0.05% of the Fund's average daily net assets. During the same period, the Fund's investment adviser waived investment advisory fees in an amount equal to 0.25% of the value of the Fund's average daily net assets.

     SBMFM also serves as the Fund's administrator and oversees all aspects of the Fund's administration. For administration services rendered to the Fund, the
Fund pays SBMFM a fee at the annual rate of 0.20% of the value of the Fund's average daily net assets. For the fiscal year ended November 30, 1996, the Fund paid an

------------------------------------------------------------------------------
--
Management of the Trust and the Fund (continued)
------------------------------------------------------------------------------
--


administration fee to SBMFM in an amount equal to 0.03% of the Fund's average daily net assets and the administrator voluntarily waived administrative fees in an amount equal to 0.17% of the value of the Fund's average daily net assets.


     Prior to July 10, 1995, The Boston Company Advisors, Inc. ("Boston Advisors") served as the Fund's sub-administrator. Under a sub-administration agreement dated July 20, 1994, Boston Advisors was paid a portion of the administration fee paid by the Fund to SBMFM at a rate agreed upon from time to time between Boston Advisors and SBMFM.

     Portfolio Management


     Peter Coffey, Vice President and Investment Officer of SBMFM, has served as
Vice President and Investment Officer of the Fund since February 20, 1996. He manages the day-to-day operations of the Fund, including making all investment decisions.

     Management's discussion and analysis, and additional performance information regarding the Fund during the fiscal year ended
November 30, 1996, is included in the Annual Report dated November 30, 1996. A copy of the Annual Report may be obtained upon request without charge from a Smith Barney Financial Consultant or by writing or calling the Fund at the address or phone number listed on page one of this Prospectus.


------------------------------------------------------------------------------
--
Distributor
------------------------------------------------------------------------------
--


     Smith Barney distributes shares of the Fund as principal underwriter and as such conducts a continuous offering pursuant to a "best efforts" arrangement requiring Smith Barney to take and pay for only such securities as may be sold to the public. Pursuant to a plan of distribution adopted by the Fund under Rule
12b-1 under the 1940 Act (the "Plan"), Smith Barney is paid a service fee with respect to Class A and Class C shares of the Fund at the annual rate of 0.15% of the average daily net assets of the respective Class. Smith Barney is also paid a distribution fee with respect to Class C shares at the annual rate of 0.20% of the average daily net assets attributable to that Class. The fees are used by Smith Barney to pay its Financial Consultants for servicing shareholder accounts and, in the case of Class C shares, to cover expenses primarily intended to result in the sale of those shares. These expenses include: advertising expenses; the cost of printing and mailing prospectuses to potential investors;
payments to and expenses of Smith Barney Financial Consultants and other persons who provide support services in connection with the distribution of shares; interest and/or carrying charges; and indirect and overhead costs of Smith Barney associated with the sale of Fund shares, including lease, utility, communications and sales promotion expenses.

------------------------------------------------------------------------------
--
Distributor (continued)
------------------------------------------------------------------------------
--


     The payments to Smith Barney Financial Consultants for selling shares of a
Class include a commission or fee paid by the investor or Smith Barney at the time of sale and, with respect to Class A and Class C shares, a continuing fee for servicing shareholder accounts for as long as a shareholder remains a holder of that Class. Smith Barney Financial Consultants may receive different levels of compensation for selling different Classes of shares.

     Payments under the Plan with respect to Class C shares are not tied exclusively to the shareholder distribution and service expenses actually incurred by Smith Barney, and the payments may exceed expenses actually incurred by Smith Barney. The Trust's Board of Trustees will evaluate the appropriateness of the Plan and its payment terms with respect to the Fund on a continuing basis and in doing so will consider all relevant factors, including expenses borne by
Smith Barney and amounts received under the Plan and proceeds of the CDSC.


------------------------------------------------------------------------------
--
Additional Information
------------------------------------------------------------------------------
--

     The Trust was organized on October 17, 1991 under the laws of the Commonwealth of Massachusetts and is a business entity commonly known as a "Massachusetts business trust."

     Each Class of the Fund represents an identical interest in the Fund's investment portfolio. As a result, the Classes have the same rights, privileges and preferences, except with respect to: (a) the designation of each Class;
(b)
the effect of the respective sales charges for each Class; (c) the distribution and/or service fees borne by each Class pursuant to the Plan; (d) the expenses allocable exclusively to each Class; (e) voting rights on matters exclusively affecting a single Class; and (f) the exchange privilege of each Class. The Trust's Board of Trustees does not anticipate that there will be any conflicts among the interests of the holders of the different Classes. The Trustees, on an ongoing basis, will consider whether any such conflict exists and, if so, take appropriate action.

     When matters are submitted for shareholder vote, shareholders of each Class will have one vote for each full share owned and a proportionate, fractional vote for any fractional share held of that Class. Generally, shares of the Fund will be voted on a Fund-wide basis on all matters except matters affecting only the interests of one Class, in which case only shares of the affected Class would be entitled to vote.

     The Fund does not hold annual shareholder meetings. There normally will be no meetings of shareholders for the purpose of electing Trustees unless and until such time as less than a majority of the Trustees holding office have been elected by shareholders, at which time the Trustees then in office will call a shareholders' meeting for the election of Trustees. Shareholders of record of no less than two-

------------------------------------------------------------------------------
--
Additional Information (continued)
------------------------------------------------------------------------------
--

thirds of the outstanding shares of the Trust may remove a Trustee through a declaration in writing or by vote cast in person or by proxy at a meeting called for that purpose. The Trustees will call a meeting for any purpose upon written request of shareholders holding at least 10% of the Trust's outstanding shares and the Trust will assist shareholders in calling such a meeting as required by the 1940 Act.


     PNC, located at 17th and Chestnut Streets, Philadelphia, Pennsylvania 19103, serves as custodian of the Fund's investments.


     First Data is located at Exchange Place, Boston, Massachusetts 02109.


     The Fund sends shareholders a semi-annual report and an audited annual report, each of which includes a listing of investment securities held by the Fund at the end of the period covered. In an effort to reduce the Fund's printing and mailing costs, the Fund plans to consolidate the mailing of its semi-annual and annual reports by household. This consolidation means that a household having multiple accounts with the identical address of record will receive a single copy of each report. In addition, the Fund also plans to consolidate the mailing of its Prospectus so that a shareholder having multiple accounts (that is, individual, IRA and/or Self-Employed Retirement Plan accounts) will receive a single Prospectus annually. Shareholders who do not want this consolidation to apply to their accounts should contact their Financial Consultants or the Fund's Transfer Agent.

                                                                    SMITH
BARNEY
                                                                    ----------
--
                                               A Member of TravelersGroup
[LOGO]


                                                                    Smith
Barney

Intermediate

Maturity
                                                                        New
York
                                                                 Municipals
Fund

                                                            388 Greenwich
Street
                                                        New York, New York
10013


                                                                    FD 0247
3/97



P R O S P E C T U S

SMITH
BARNEY

Intermediate

Maturity

California

Municipals

Fund

                                                             MARCH 25, 1997


                                                   PROSPECTUS BEGINS ON PAGE
ONE

[LOGO]  SMITH BARNEY MUTUAL FUNDS
        Investing for your future.
        Every day.

PROSPECTUS                                                  MARCH 25, 1997


Smith Barney Intermediate Maturity

California Municipals Fund
388 Greenwich Street
New York, New York 10013
(212) 723-9218

  Smith Barney Intermediate Maturity California Municipals Fund (the "Fund") seeks to provide California investors with as high a level of current income exempt from Federal income taxes and California State personal income taxes as is consistent with the preservation of principal. The Fund invests primarily in investment grade obligations issued by the State of California and its politi-cal subdivisions, agencies and public authorities. The Fund is one of a number of funds, each having distinct investment objectives and policies making up the
Smith Barney Investment Trust (the "Trust"). The Trust is an open-end manage-ment investment company commonly referred to as a mutual fund.

  This Prospectus sets forth concisely certain information about the Fund, including sales charges and service and distribution fees and expenses, that prospective investors will find helpful in making an investment decision. Investors are encouraged to read this Prospectus carefully and retain it for future reference. Shares of the other funds offered by the Trust are described in separate prospectuses which may be obtained by calling or writing the Trust at the telephone number or address set forth above or by contacting a Smith Barney Financial Consultant.

  Additional information about the Fund and the Trust is contained in a State-ment of Additional Information dated March 25, 1997, as amended or supplemented from time to time, that is available upon request and without charge by calling or writing the Trust at the telephone number or address set forth above or by contacting a Smith Barney Financial Consultant. The Statement of Additional Information has been filed with the Securities and Exchange Commission (the "SEC") and is incorporated by reference into this Prospectus in its entirety.

SMITH BARNEY INC.
Distributor

SMITH BARNEY MUTUAL FUNDS MANAGEMENT INC.
Investment Adviser and Administrator

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

TABLE OF CONTENTS

PROSPECTUS SUMMARY                              3
-------------------------------------------------
FINANCIAL HIGHLIGHTS                           10
-------------------------------------------------
INVESTMENT OBJECTIVE AND MANAGEMENT POLICIES   13
-------------------------------------------------
VALUATION OF SHARES                            27
-------------------------------------------------
DIVIDENDS, DISTRIBUTIONS AND TAXES             27
-------------------------------------------------
PURCHASE OF SHARES                             30
-------------------------------------------------
EXCHANGE PRIVILEGE                             38
-------------------------------------------------
REDEMPTION OF SHARES                           41
-------------------------------------------------
MINIMUM ACCOUNT SIZE                           44
-------------------------------------------------
PERFORMANCE                                    44
-------------------------------------------------
MANAGEMENT OF THE TRUST AND THE FUND           45
-------------------------------------------------
DISTRIBUTOR                                    46
-------------------------------------------------
ADDITIONAL INFORMATION                         47
-------------------------------------------------

------------------------------------------------------------------------------
--

  No person has been authorized to give any information or to make any repre-sentations in connection with this offering other than those contained in this Prospectus and, if given or made, such other information or representations must not be relied upon as having been authorized by the Fund or the distribu-tor. This Prospectus does not constitute an offer by the Fund or the distribu-tor to sell or a solicitation of an offer to buy any of the securities offered hereby in any jurisdiction to any person to whom it is unlawful to make such an offer or solicitation in such jurisdiction.

------------------------------------------------------------------------------
--

PROSPECTUS SUMMARY

  The following summary is qualified in its entirety by the detailed informa-tion appearing elsewhere in this Prospectus and in the Statement of Additional Information. Cross references in this summary are to headings in the Prospec-tus. See "Table of Contents."

INVESTMENT OBJECTIVE The Fund seeks to provide California investors with as high a level of current income exempt from Federal income taxes and California State personal income taxes as is consistent with the preservation of princi-pal. The Fund invests primarily in investment grade obligations issued by the State of California and its political subdivisions, agencies and public authorities. The weighted average maturity of the Fund's portfolio securities will normally not be less than three nor more than 10 years. The maximum remaining maturity of the securities in which the Fund will normally invest will be no greater than 20 years. See "Investment Objective and Management Policies."

ALTERNATIVE PURCHASE ARRANGEMENTS The Fund offers three classes of shares ("Classes") to investors designed to provide them with the flexibility of selecting an investment best suited to their needs. The general public is offered two Classes of shares: Class A shares and Class C shares, which differ principally in terms of sales charges and rates of expenses to which they are subject. A third Class of shares, Class Y shares, is offered only to investors meeting an initial investment minimum of $5,000,000. See "Purchase of Shares" and "Redemption of Shares."

  Class A Shares. Class A shares are sold at net asset value plus an initial sales charge of 2.00% and are subject to an annual service fee of 0.15% of the average daily net assets of the Class. The initial sales charge may be waived for certain purchases. Purchases of Class A shares which, when combined with current holdings of Class A shares offered with a sales charge, equal or exceed $500,000 in the aggregate will be made at net asset value with no ini-tial sales charge, but will be subject to a contingent deferred sales charge ("CDSC") of 1.00% on redemptions made within 12 months of purchase. See "Pro-spectus Summary--No Initial Sales Charge."

  Class C Shares. Class C shares are sold at net asset value with no initial sales charge. They are subject to an annual service fee of 0.15% and an annual distribution fee of 0.20% of the average daily net assets of the Class, and investors pay a CDSC of 1.00% if they redeem Class C shares within 12 months of purchase. The CDSC may be waived for certain redemptions. The Class C shares' distribution fee may cause that Class to have higher expenses and pay lower dividends than Class A shares. Purchases of the Fund shares, which, when combined with current holdings of Class C shares of the Fund, equal or exceed $500,000 in the aggregate should be made in Class A shares at net asset value with no sales charge, and will be subject to a CDSC of 1.00% on redemptions made within 12 months of purchase.

  Class Y Shares. Class Y shares are available only to investors meeting an initial investment minimum of $5,000,000. Class Y shares are sold at net asset value with no initial sales charge or CDSC. They are not subject to any serv-ice or distribution fees.

  In deciding which Class of Fund shares to purchase, investors should con-sider the following factors, as well as any other relevant facts and circum-stances:

  Intended Holding Period. The decision as to which Class of shares is more beneficial to an investor depends on the amount and intended duration of his or her investment. Shareholders who are planning to establish a program of regular investment may wish to consider Class A shares; as the investment accumulates shareholders may qualify for reduced sales charge and the shares are subject to lower ongoing expenses over the term of the investment. As an alternative, Class C shares are sold without any initial sales charge so the entire purchase price is immediately invested in the Fund. Any investment return on these additional invested amounts may partially or wholly offset the higher annual expenses of this Class. Because the Fund's future return cannot be predicted, however, there can be no assurance that this would be the case. Finally, investors should consider the effect of the CDSC period and any con-version rights of the classes in the context of their own investment time frame.

  Investors investing a minimum of $5,000,000 must purchase Class Y shares, which are not subject to an initial sales charge, CDSC or service or distribu-tion fees. The maximum purchase amount for Class A shares is $4,999,999 and Class C shares is $499,999. There is no maximum purchase amount for Class Y shares.

  Reduced or No Initial Sales Charge. The initial sales charge on Class A shares may be waived for certain eligible purchasers, and the entire purchase price will be immediately invested in the Fund. In addition, Class A share purchases, which when combined with current holdings of Class A shares offered with a sales charge equal or exceed $500,000 in the aggregate, will be made at net asset value with no initial sales charge, but will be subject to a CDSC of 1.00% on redemptions made within 12 months of purchase. The $500,000 aggregate investment may be met by adding the purchase to the net asset value of all Class A shares offered with a sales charge held in funds sponsored by Smith Barney Inc. ("Smith Barney") listed under "Exchange Privilege." See "Purchase of Shares." Because the ongoing expenses of Class A shares may be lower than those for Class C shares, purchasers eligible to purchase Class A shares at net asset value should consider doing so.

  Smith Barney Financial Consultants may receive different compensation for selling different Classes of shares. Investors should understand that the pur-pose of the CDSC on the Class C shares is the same as that of the initial sales charge on the Class A shares.

  See "Purchase of Shares" and "Management of the Trust and the Fund" for a complete description of the sales charges and service and distribution fees for each Class of shares and "Valuation of Shares," "Dividends, Distributions and Taxes" and "Exchange Privilege" for other differences among the Classes of shares.

SMITH BARNEY 401(K) AND EXECCHOICE(TM) PROGRAMS Investors may be eligible to participate in the Smith Barney 401(k) Program, which is generally designed to assist plan sponsors in the creation and operation of retirement plans under
Section 401(a) of the Internal Revenue Code of 1986, as amended (the "Code"), as well as other types of participant directed, tax-qualified employee benefit plans. Investors may also be eligible to participate in the Smith Barney ExecChoice(TM) Program. Class A and Class C shares are available without sales charge as investment alternatives under both of these programs. See "Purchase of Shares--Smith Barney 401(k) and ExecChoice(TM) Programs."

PURCHASE OF SHARES Shares may be purchased through a brokerage account main-tained by Smith Barney. Shares may also be purchased through a broker that clears securities transactions through Smith Barney on a fully disclosed basis (an "Introducing Broker") or an investment dealer in the selling group. In addition, certain investors, including qualified retirement plans and certain institutional investors, may purchase shares directly from the Fund through the
Fund's transfer agent, First Data Investor Services Group, Inc. ("First
Data").
See "'Purchase of Shares."

INVESTMENT MINIMUMS Investors in Class A and Class C shares may open an account by making an initial investment of at least $1,000 for each account, or $250 for an individual retirement account ("IRA") or a Self-Employed Retirement Plan. Investors in Class Y shares may open an account for an initial investment of $5,000,000. Subsequent investments of at least $50 may be made for all Clas-ses. For participants in retirement plans qualified under Section 403(b)(7) or
Section 401(a) of the Code, the minimum initial investment requirement for Class A and Class C shares and the subsequent investment requirement for all Classes of shares is $25. The minimum investment requirements for purchases of Fund shares through the Systematic Investment Plan are described below. See "Purchase of Shares."

SYSTEMATIC INVESTMENT PLAN The Fund offers shareholders a Systematic
Investment
Plan under which they may authorize the automatic placement of a purchase order each month or quarter for Fund shares. The minimum initial investment require-ment for Class A and Class C shares and the subsequent investment requirement for all Classes for shareholders purchasing shares through the Systematic Investment Plan on a monthly basis is $25 and on a quarterly basis is $50. See "Purchase of Shares."

REDEMPTION OF SHARES Shares may be redeemed on each day the New York Stock Exchange, Inc. ("NYSE") is open for business. See "Purchase of Shares" and "Redemption of Shares."

MANAGEMENT OF THE TRUST AND THE FUND Smith Barney Mutual Funds Management Inc. ("SBMFM") serves as the Funds investment adviser and administrator. SBMFM is a wholly owned subsidiary of Smith Barney Holdings Inc. ("Holdings"). Holdings is a wholly owned subsidiary of Travelers Group Inc. ("Travelers"), a diversi-fied financial services holding company engaged, through its subsidiaries, principally in four business segments: Investment Services, Consumer Finance Services, Life Insurance Services and Property & Casualty Insurance Services. See "Management of the Trust and the Fund."

EXCHANGE PRIVILEGE Shares of a Class may be exchanged for shares of the same Class of certain other funds of the Smith Barney Mutual Funds at the respec-tive net asset values next determined. See "Exchange Privilege."

VALUATION OF SHARES Net asset value of the Fund for the prior day generally is quoted daily in the financial section of most newspapers and is also available from a Smith Barney Financial Consultant. See "Valuation of Shares."

DIVIDENDS AND DISTRIBUTIONS Dividends from net investment income are generally paid on the last Friday of each calendar month to shareholders of record as of three business days prior thereto. Distributions of net realized capital gains, if any, are paid annually. See "Dividends, Distributions and Taxes."

RISK FACTORS AND SPECIAL CONSIDERATIONS There can be no assurance that the Fund will achieve its investment objective. Shares of the Fund, unlike certain bank deposit accounts, are not guaranteed or insured by any Federal or state authority. Changes in interest rates generally will result in increases or decreases in the market value of the obligations held by the Fund. The yield of the Fund may not be as high as those of other funds that invest in lower quality and/or longer term securities. The Fund is not a tax-exempt money mar-ket fund and therefore its investment portfolio can be expected to experience greater volatility than that of a tax-exempt money market fund. The net asset value of the Fund will be subject to greater fluctuation to the extent that the Fund invests in zero coupon securities. The Funds net asset value per share will fluctuate depending on a combination of factors such as current market interest rates and the creditworthiness of the issuers in whose securi-ties the Fund invests. The Fund will not invest in obligations that are rated lower than Baa by Moody's Investors Service, Inc. ("Moody's"), BBB by Standard & Poor's Ratings Group ("S&P") or BBB by Fitch Investors Service, L.P. ("Fitch"), at the time of purchase. The ratings of Moody's, S&P and Fitch rep-resent their opinions as to the quality of the obligations that they undertake to rate; the ratings are relative and subjective and are not absolute stan-dards of quality.

  The Fund may invest up to 20% of its total assets in unrated securities that SBMFM determines to be of comparable quality to the securities rated invest-ment grade in which the Fund may invest. Dealers may not maintain daily mar-kets in unrated securities and retail secondary markets for many of them may not exist; lack of markets may affect the Funds ability to sell these securi-ties when SBMFM deems it appropriate. The Fund has the right to invest without limitation in state and local obligations that are "private activity bonds," the income from which may be taxable as a specific preference item for pur-poses of the Federal alternative minimum tax. Thus, the Fund may not be a suitable investment for investors who are subject to the alternative minimum tax.

  Certain of the instruments held by the Fund, and certain of the investment techniques that the Fund may employ, might expose the Fund to certain risks. The instruments exposing the Fund to risks are municipal leases, zero coupon securities, custodial receipts, municipal obligation components, floating and variable rate demand notes and bonds, and participation interests. Entering into securities transactions on a when-issued or delayed-delivery basis are investment techniques involving risks to the Fund. See "Investment Objective and Management Policies--Investment Techniques--Risk Factors and Special Con-siderations" and "Dividends, Distributions and Taxes."

  Investment in the Fund which is classified as a non-diversified fund, may present a greater risk than an investment in a diversified fund. See "Invest-ment Objective and Management Policies--Risk Factors and Special Considera-tions." Investment in the Fund involves risks and special considerations applicable to the State of California. See "Investment Objective and Manage-ment Policies--Risk Factors and Special Considerations."

THE FUND'S EXPENSES The following expense table lists the costs and expenses an investor will incur either directly or indirectly as a shareholder of the Fund, based upon the maximum sales charge or maximum CDSC that may be incurred at the time of purchase or redemption and, unless otherwise noted, the Funds operating expenses for its most recent fiscal year:

  SMITH BARNEY INTERMEDIATE MATURITY
  CALIFORNIA MUNICIPALS FUND                           CLASS A CLASS C CLASS Y
------------------------------------------------------------------------------
  SHAREHOLDER TRANSACTION EXPENSES
    Maximum sales charge imposed on purchases
      (as a percentage of offering price)               2.00%   None    None
    Maximum CDSC (as a percentage of original cost or
      redemption proceeds, whichever is lower)          None*   1.00%   None
------------------------------------------------------------------------------
  ANNUAL FUND OPERATING EXPENSES***
    (as a percentage of average net assets)
    Management fees (after fee waivers)      ----%   ----%   -----%
    12b-1 fees**                                        0.15    0.35    0.00
    Other expenses                                      0.89    0.90    0.86
------------------------------------------------------------------------------
  TOTAL FUND OPERATING EXPENSES
    (after waivers)                                     1.04%   1.25%   0.86%
------------------------------------------------------------------------------

  * Purchases of Class A shares which, when combined with current holdings of Class A shares offered with a sales charge, equal or exceed $500,000 in the
    aggregate will be made at net asset value with no sales charge, but may be subject to a CDSC of 1.00% on redemptions made within 12 months.
 ** Class C shares are subject to an ongoing distribution fee and, as a result, long-term shareholders of Class C shares may pay more than the economic equivalent of the maximum front-end sales charge permitted by the National Association of Securities Dealers, Inc.

*** "Other Expenses" have been restated to reflect the reimbursement percentages currently in effect for the Fund. During the fiscal year ended November
30,
    1996, the Funds investment adviser and administrator voluntarily waived all of its fees and reimburse the fund for other expenses in the aggregate amounts equal to 0.50% and 0.27% respectively, of the value of the Funds average daily net assets thereby decreasing the amount paid in respect of management fees to 0.00% of the value of the Funds average daily
    net assets. This had the effect of lowering the Funds overall expenses and increasing the returns available to investors. If SBMFM had elected not to waive fees and reimburse expenses, the Fund's total operating expenses for Class A, Class C and Class Y shares for the fiscal year ended November 30, 1996 would have been 1.54%, 1.75% and 1.36%, respectively, of the value of the Fund's average daily net assets. As of November 17, 1995, the Fund's investment advisory fee was decreased from 0.35% to 0.30% of the average daily net assets of the Fund.

  Class A shares of the Fund purchased through the Smith Barney Asset One Pro-gram will be subject to an annual asset-based fee, payable quarterly, in lieu of the initial sales charge. The fee will vary to a maximum of 1.50%, depending on the amount of assets held through the Program. For more information, please call your Smith Barney Financial Consultant.

  The sales charge and CDSC set forth in the above table are the maximum charges imposed on purchases or redemptions of Fund shares and investors actu-ally may pay lower or no charges, depending on the amount purchased and the length of time the shares are held through the Smith Barney 401(k) or ExecChoice(TM) Programs. See "Purchase of Shares" and "Redemption of Shares." Smith Barney receives an annual 12b-1 service fee of 0.15% of the value of average daily net assets of Class A shares. Smith Barney also receives with respect to Class C shares an annual 12b-1 fee of 0.35% of the value of average daily net assets of that Class, consisting of a 0.20% distribution fee and a 0.15% service fee. The nature of the services for which the Fund pays management fees is described under "Management of the Trust and the Fund." "Other expenses" in the above table includes fees for shareholder services not provided by Smith Barney, cus-todial fees, legal and accounting fees, printing costs and registration fees, the costs of regulatory compliance, the costs associated with maintaining the Trust's legal existence and the costs involved in communicating with sharehold-ers of the Fund.

 EXAMPLE

  The following example is intended to assist an investor in understanding the various costs that an investor in the Fund will bear directly or indirectly. The example assumes payment by the Fund of operating expenses at the levels set forth in the table above. See "Purchase of Shares," "Redemption of Shares" and "Management of the Trust and the Fund."

  SMITH BARNEY INTERMEDIATE MATURITY
  CALIFORNIA MUNICIPALS FUND                       1 YEAR 3 YEARS 5 YEARS 10
YEARS
------------------------------------------------------------------------------
----
  An investor would pay the following expenses on
  a $1,000 investment, assuming (1) 5.00% annual
  return and (2) redemption at the end of each
  time period:
    Class A......................................   $30     $52     $76
$145
    Class C......................................    23      40      69
151
    Class Y......................................     9      27      48
106
  An investor would pay the following expenses on
  the same investment, assuming the same annual
  return and no redemption:
    Class A......................................   $30     $52     $76
$145
    Class C......................................    13      40      69
151
    Class Y......................................     9      27      48
106
------------------------------------------------------------------------------
----

  The example also provides a means for the investor to compare expense levels of funds with different fee structures over varying investment periods. To facilitate such comparison, all funds are required to utilize a 5.00% annual return assumption. However, the Funds actual return will vary and may be greater or less than 5.00%. THIS EXAMPLE SHOULD NOT BE CONSIDERED A REPRESENTA-
TION OF PAST OR FUTURE EXPENSES AND ACTUAL EXPENSES MAY BE GREATER OR LESS
THAN
THOSE SHOWN.

FINANCIAL HIGHLIGHTS

  The following information for the fiscal years ended November 30, 1996 and November 30, 1995 have been audited by KPMG Peat Marwick LLP, independent auditors, whose report thereon appears in the Funds Annual Report dated November 30, 1996. The fol-lowing information for the period ended November 30, 1992 and for the fiscal years ended November 30, 1993 and November 30, 1994 has been audited by other auditors. This information should be read in conjunction with the financial statements and related notes that also appear in the Funds Annual Report, which is incorporated by reference into the Statement of Additional Informa-tion.

FOR A SHARE OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT EACH YEAR:

                                            YEAR ENDED NOVEMBER 30,
                                    ------------------------------------------
--
SMITH BARNEY INTERMEDIATE MATURITY
CALIFORNIA MUNICIPAL FUND
CLASS A SHARES                       1996     1995     1994      1993
1992(1)
------------------------------------------------------------------------------
-----
NET ASSET VALUE, BEGINNING OF
  YEAR                                $8.53    $7.80    $8.50     $8.04
$7.90
------------------------------------------------------------------------------
-----
INCOME (LOSS) FROM OPERATIONS:
 Net investment income(2)              0.40     0.40     0.39      0.39
0.35
 Net realized and unrealized
   gain (loss)                         0.02     0.73    (0.69)     0.46
0.14
------------------------------------------------------------------------------
-----
Total Income (Loss) From
  Operations                           0.42     1.13    (0.30)     0.85
0.49
------------------------------------------------------------------------------
-----
LESS DISTRIBUTION FROM:
 Net investment income                (0.40)   (0.40)   (0.39)    (0.39)
(0.35)
 Net realized gains                      --       --    (0.01)       --
--
------------------------------------------------------------------------------
-----
Total Distributions                   (0.40)   (0.40)   (0.40)    (0.39)
(0.35)
------------------------------------------------------------------------------
-----
NET ASSET VALUE, END OF YEAR          $8.55    $8.53    $7.80     $8.50
$8.04
------------------------------------------------------------------------------
-----
TOTAL RETURN                           5.05%   14.85%   (3.65)%   10.70%
6.33%++
------------------------------------------------------------------------------
-----
NET ASSETS, END OF YEAR (000S)      $24,537  $26,211  $25,359   $32,514
$10,667
------------------------------------------------------------------------------
-----
RATIOS TO AVERAGE NET ASSETS:
Expenses(2)                            0.77%    0.75%    0.75%     0.72%
0.65%+
Net investment income                  4.69     4.89     4.73      4.45
4.81+
------------------------------------------------------------------------------
-----
PORTFOLIO TURNOVER RATE                  15%       8%      39%       16%
46%
------------------------------------------------------------------------------
-----

(1) For the period from December 31, 1991 (inception date) to November 30,
    1992.

(2) The investment adviser has waived all or part of its fees for the four years ended November 30, 1996, and the period ended November 30, 1992. If such fees were not waived, the per share effect on net investment income and the expense ratios would have been as follows:

            PER SHARE DECREASES TO             EXPENSE RATIOS
             NET INVESTMENT INCOME          WITHOUT FEE WAIVERS
         ----------------------------- ------------------------------
         1996  1995  1994  1993  1992  1996  1995  1994  1993   1992
         ----- ----- ----- ----- ----- ----- ----- ----- ----- ------
Class A  $0.07 $0.03 $0.04 $0.07 $0.11 1.54% 1.16% 1.24% 1.49% 2.18%+

 ++Total return is not annualized, as it may not be representative of the total return for the year.

 + Annualized.

FOR A SHARE OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT EACH YEAR:

                                    YEAR ENDED NOVEMBER 30,
                                    -----------------------------
SMITH BARNEY INTERMEDIATE MATURITY
CALIFORNIA MUNICIPAL FUND
CLASS C SHARES                       1996      1995     1994(1)
-------------------------------------------------------------------
NET ASSET VALUE, BEGIN-
 NING OF YEAR                          $8.52     $7.80     $7.76
-------------------------------------------------------------------
INCOME FROM OPERATIONS:
 Net investment income(2)               0.38      0.38      0.01
 Net realized and
   unrealized gain                      0.02      0.72      0.05**
-------------------------------------------------------------------
Total Income From
  Operations                            0.40      1.10      0.06
-------------------------------------------------------------------
LESS DISTRIBUTIONS FROM:
 Net investment income                 (0.38)    (0.38)    (0.02)
-------------------------------------------------------------------
Total Distributions                    (0.38)    (0.38)    (0.02)
-------------------------------------------------------------------
NET ASSET VALUE, END OF
 YEAR                                  $8.54     $8.52     $7.80
-------------------------------------------------------------------
TOTAL RETURN                            4.84%    14.36%     0.72%++
-------------------------------------------------------------------
NET ASSETS, END OF YEAR
 (000S)                               $2,607    $2,254       $45
-------------------------------------------------------------------
RATIOS TO AVERAGE NET
 ASSETS:
Expenses(2)                             0.98%     0.98%     0.95%+
Net investment income                   4.48      4.54      4.53+
-------------------------------------------------------------------
PORTFOLIO TURNOVER RATE                   15%        8%       39%
-------------------------------------------------------------------

(1) For the period from November 8, 1994 (inception date) to November 30,
1994.

(2) The investment adviser has waived all or part of its fees for the two years ended November 30, 1996, and the period ended November 30, 1994. If such fees were not waived, the per share effect on net investment income and the
    expense ratios would have been as follows:

              PER SHARE        EXPENSE RATIOS
          DECREASES TO NET      WITHOUT FEE
          INVESTMENT INCOME       WAIVERS
          -----------------  ------------------
          1996  1995  1994   1996  1995   1994
          ----- ----- -----  ----- ----- ------
 Class C  $0.07 $0.03 $0.00* 1.75% 1.39% 1.44%+

 * Amount represents less than $0.01 per share.

** The amount in this caption for each share outstanding throughout the period may not accord with the change in aggregate gains and losses in the portfolio securities for the period because of the timing of purchases and withdrawals of shares in relation to the fluctuating market values of the portfolio.

 ++Total return is not annualized, as it may not be representative of the total return for the year.

 + Annualized.

FOR A SHARE OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT EACH YEAR:

                                    YEAR ENDED NOVEMBER 30,
                                    --------------------------
SMITH BARNEY INTERMEDIATE MATURITY
CALIFORNIA MUNICIPAL FUND
CLASS Y SHARES                         1996        1995 (1)
----------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF YEAR        $8.54         $8.39
----------------------------------------------------------------
INCOME FROM OPERATIONS:
 Net investment income(2)                  0.41          0.09
 Net realized and unrealized gain          0.02          0.15
----------------------------------------------------------------
Total Income From Operations               0.43          0.24
----------------------------------------------------------------
LESS DISTRIBUTIONS FROM:
 Net investment income                    (0.41)        (0.09)
----------------------------------------------------------------
Total Distributions                       (0.41)        (0.09)
----------------------------------------------------------------
NET ASSET VALUE, END OF YEAR              $8.56         $8.54
----------------------------------------------------------------
TOTAL RETURN                               5.22%         2.92%++
----------------------------------------------------------------
NET ASSETS, END OF YEAR (000S)             $274          $261
----------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS:
Expenses(2)                                0.59%         0.58%+
Net investment income                      4.87          4.74+
----------------------------------------------------------------
PORTFOLIO TURNOVER RATE                      15%            8%
----------------------------------------------------------------

(1) For the period from September 8, 1995 (inception date) to November 30,
    1995.

(2) The investment adviser has waived a part of its fees for the year ended November 30, 1996 and the period ended November 30, 1995. If such fees were
    not waived, the per share effect on net investment income and the expense ratios would have been as follows:

          PER SHARE DECREASES TO    EXPENSE RATIOS
           NET INVESTMENT INCOME  WITHOUT FEE WAIVER
          ----------------------- ------------------
             1996        1995       1996     1995
          ----------- ----------- ------------------
 Class Y        $0.07       $0.03    1.36%    0.99%+

 ++Total return is not annualized, as it may not be representative of the total return for the year.

 + Annualized.

INVESTMENT OBJECTIVE AND MANAGEMENT POLICIES


  Set out below is a description of the investment objective and principal investment policies of the Fund. No assurance can be given that the Fund will be able to achieve its investment objective, which may be changed only with the approval of a majority (as defined in the Investment Company Act of 1940, as amended (the "1940 Act")) of the Fund's outstanding shares.

  The Fund's investment objective is to provide California investors with as high a level of current income exempt from Federal income taxes and California State personal income taxes as is consistent with the preservation of princi-pal. Under normal market conditions, the Fund attempts to invest 100% of its assets in a portfolio of investment grade debt obligations issued by or on behalf of the State of California and other states, territories and posses-sions of the United States, the District of Columbia and their respective authorities, agencies, instrumentalities and political subdivisions ("Munici-pal Obligations"). For purposes of this Prospectus, debt obligations issued by the State of California and its political subdivisions, agencies and public authorities (together with certain other governmental issuers such as the Com-monwealth of Puerto Rico), the interest from which debt obligations is, in the opinion of bond counsel to the issuer, excluded from gross income for Federal income tax purposes and exempt from California State personal income tax, are defined as "California Exempt Obligations." The Fund will operate subject to a fundamental investment policy providing that, under normal market conditions, the Fund will invest at least 80% of its net assets in California Exempt Obli-gations rated investment grade.

  The Fund is classified as a non-diversified fund under the 1940 Act, which means that the Fund is not limited by the 1940 Act in the proportion of its assets that it may invest in the obligations of a single issuer. The Fund intends to conduct its operations, however, so as to qualify as a "regulated investment company" for purposes of the Internal Revenue Code of 1986, as amended (the "Code"), which will relieve the Fund of any liability for Federal income tax and California State franchise tax to the extent that its earnings are distributed to shareholders. To qualify as a regulated investment company, the Fund will, among other things, limit its investments so that, at the close of each quarter of the taxable year (a) not more than 25% of the market value of the Fund's total assets will be invested in the securities of a single issuer and (b) with respect to 50% of the market value of its total assets, not more than 5% of the market value of its total assets will be invested in the securities of a single issuer and the Fund will not own more than 10% of the outstanding voting securities of a single issuer.

  The Fund will invest at least 80% of its total assets in California Exempt Obligations rated investment grade, that is, rated no lower than Baa, MIG 3 or Prime-1 by Moodys, BBB, SP-2 or A-1 by S&P or BBB or F-1 by Fitch. Up to 20% of the Fund's total assets may be invested in unrated securities that are deemed by

SBMFM to be of a quality comparable to investment grade. The Fund will not invest in California Exempt Obligations that are rated lower than investment grade at the time of purchase. Although California Exempt Obligations rated Baa by Moody's, BBB by S&P or BBB by Fitch are considered to be investment grade, they may be viewed as being subject to greater risks than other investment grade securities. California Exempt Obligations rated Baa by Moody's, for exam-ple, are considered medium grade obligations that lack outstanding investment characteristics and have speculative characteristics as well. California Exempt
Obligations rated BBB by S&P are regarded as having an adequate capacity to pay principal and interest. California Exempt Obligations rated BBB by Fitch are deemed to be subject to a higher likelihood that their rating will fall below investment grade than higher rated bonds.

  The ratings of Moody's, S&P and Fitch represent their opinions as to the quality of the California Exempt Obligations that they undertake to rate; the ratings are relative and subjective and are not absolute standards of quality. SBMFM's judgment as to credit quality of a California Exempt Obligation, thus, may differ from that suggested by the ratings published by a rating service. A description of Moody's, S&P and Fitch ratings relevant to the Fund's invest-ments is included as an Appendix to the Statement of Additional Information. The policies of the Fund described above as to ratings of portfolio investments will apply only at the time of the purchase of a security, and the Fund will not be required to dispose of a security in the event Moody's, S&P or Fitch downgrades its assessment of the credit characteristics of the security's issu-er.

  California Exempt Obligations are classified as general obligation bonds, revenue bonds and notes. General obligation bonds are secured by the issuer's pledge of its full faith, credit and taxing power for the payment of principal and interest. Revenue bonds are payable from the revenue derived from a partic-ular facility or class of facilities or, in some cases, from the proceeds of a special excise or other specific revenue source, but not from the general tax-ing power. Notes are short-term obligations of issuing municipalities or agen-cies and are sold in anticipation of a bond sale, collection of taxes or receipt of other revenues. California Exempt Obligations bear fixed, floating and variable rates of interest, and variations exist in the security of Cali-fornia Exempt Obligations, both within a particular classification and between classifications.

  The yields on, and values of, California Exempt Obligations are dependent on a variety of factors, including general economic and monetary conditions, con-ditions in the California Exempt Obligation markets, size of a particular offering, maturity of the obligation and rating of the issue. Consequently, California Exempt Obligations with the same maturity, coupon and rating may have different yields or values, whereas obligations of the same maturity and coupon with different ratings may have the same yield or value. See "Risk Factors and Special Considera-tions--California Exempt Obligations."

  Issuers of California Exempt Obligations may be subject to the provisions of bankruptcy, insolvency and other laws, such as the Federal Bankruptcy Reform Act of 1978, affecting the rights and remedies of creditors. In addition, the obligations of those issuers may become subject to laws enacted in the future by Congress, state legislatures or referenda extending the time for payment of principal and/or interest, or imposing other constraints upon enforcement of the obligations or upon the ability of municipalities to levy taxes. The possi-bility also exists that, as a result of litigation or other conditions, the power or ability of any issuer to pay, when due, the principal of, and interest on, its obligations may be materially affected.

 MATURITY OF OBLIGATIONS HELD BY THE FUND

  SBMFM believes that the Fund may offer an attractive investment opportunity for investors seeking a higher effective tax yield than a tax-exempt money mar-ket fund or a tax-exempt short-term bond fund and less fluctuation in net asset value than a longer term tax-exempt bond fund. The Fund will normally invest in intermediate maturity securities; the weighted average maturity of the Fund will normally be not less than three nor more than 10 years. The maximum remaining maturity of the securities in which the Fund will normally invest will be no greater than 20 years.

 PRIVATE ACTIVITY BONDS

  The Fund may invest without limit in California Exempt Obligations that are "private activity bonds," as defined in the Code, which are in most cases reve-nue bonds. Private activity bonds generally do not carry the pledge of the credit of the issuing municipality, but are guaranteed by the corporate entity on whose behalf they are issued. Interest income on certain types of private activity bonds issued after August 7, 1986 to finance non-governmental activi-ties is a specific tax preference item for purposes of the Federal individual and corporate alternative minimum taxes. Individual and corporate shareholders may be subject to a Federal alternative minimum tax to the extent the Fund's dividends are derived from interest on these bonds. Dividends derived from interest income on California Exempt Obligations are a "current earnings" adjustment item for purposes of the Federal corporate alternative minimum tax. See "Dividends, Distributions and Taxes." Private activity bonds held by the Fund will be included in the term California Exempt Obligations for purposes of determining compliance with the Fund's policy of investing at least 80% of its total assets in California Exempt Obligations.

 RELATED INSTRUMENTS

  The Fund may invest without limit in California Exempt Obligations that are repayable out of revenues generated from economically related projects or facilities or debt obligations whose issuers are located in the same state. Sizable investments in these obligations could involve an increased risk to the Fund should any of the related projects or facilities experience financial diffi-culties.

 OTHER MISCELLANEOUS POLICIES

  The Fund may invest up to 10% of its net assets in illiquid securities, which term includes securities subject to contractual or other restrictions on resale and other instruments that lack readily available markets. In addition, up to 5% of the value of the Fund's assets may be invested in securities of entities that have been in continuous operation for fewer than three years.

 TYPES OF CALIFORNIA EXEMPT OBLIGATIONS HELD BY THE FUND

  Municipal Leases. The Fund may invest without limit in "municipal leases." Municipal leases may take the form of a lease or an installment purchase con-tract issued by state and local government authorities to obtain funds to acquire a wide variety of equipment and facilities such as fire and sanitation vehicles, computer equipment and other capital assets. Interest payments on qualifying municipal leases are exempt from Federal income taxes and state income taxes within the state of issuance. Although lease obligations do not constitute general obligations of the municipality for which the municipality's taxing power is pledged, a lease obligation is ordinarily backed by the municipality's covenant to budget for, appropriate and make the payments due under the lease obligation. However, certain lease obligations contain "non-appropriation" clauses which provide that the municipality has no obligation to make lease or installment purchase payments in future years unless money is appropriated for such purpose on a yearly basis. In addition to the "non-appropriation" risk, these securities represent a relatively new type of financing that has not yet developed the depth of marketability asso-ciated with more conventional bonds. Although "non-appropriation" lease obli-gations are often secured by the underlying property, disposition of the prop-erty in the event of foreclosure might prove difficult. The Fund may invest in municipal leases without non-appropriation clauses only when the municipality is required to continue the lease under all circumstances except bankruptcy. There is no limitation on the percentage of the Fund's assets that may be invested in municipal lease obligations. In evaluating municipal lease obliga-tions, SBMFM will consider such factors as it deems appropriate, which may include: (a) whether the lease can be canceled; (b) the ability of the lease obligee to direct the sale of the underlying assets; (c) the general credit-worthiness of the lease obligor; (d) the likelihood that the municipality will discontinue appropriating funding for the leased property in the event such property is no longer considered essential by the municipality; (e) the legal recourse of the lease obligee in the event of such a failure to appropriate funding; (f) whether the security is backed by a credit enhancement such as insurance; and

(g) any limitations which are imposed on the lease obligor's ability to uti-lize substitute property or services other than those covered by the lease obligation.

  Municipal leases that the Fund may acquire will be both rated and unrated. Rated leases include those rated investment grade at the time of investment or those issued by issuers whose senior debt is rated investment grade at the time of investment. The Fund may acquire unrated issues that SBMFM deems to be comparable in quality to rated issues in which the Fund is authorized to invest. A determination that an unrated lease obligation is comparable in quality to a rated lease obligation will be subject to the oversight and approval by the Trust's Board of Trustees.

  Municipal leases held by the Fund will be considered illiquid securities unless the Trust's Board of Trustees determines on an ongoing basis that the leases are readily marketable. An unrated municipal lease with a non-appropri-ation risk that is backed by an irrevocable bank letter of credit or an insur-ance policy issued by a bank or insurer deemed by SBMFM to be of high quality and minimal credit risk, will not be deemed to be illiquid solely because the underlying municipal lease is unrated, if SBMFM determines that the lease is readily marketable because it is backed by the letter of credit or insurance policy.

  Zero Coupon Securities. The Fund may invest up to 10% of its assets in zero coupon California Exempt Obligations. Zero coupon California Exempt Obliga-tions are generally divided into two categories: pure zero obligations, which are those that pay no interest for their entire life and zero/fixed obliga-tions, which pay no interest for some initial period and thereafter pay inter-est currently. In the case of a pure zero obligation, the failure to pay interest currently may result from the obligation's having no stated interest rate, in which case the obligation pays only principal at maturity and is issued at a discount from its stated principal amount. A pure zero obligation may, in the alternative, provide for a stated interest rate, but provide that no interest is payable until maturity, in which case accrued, unpaid interest on the obligation may be capitalized as incremental principal. The value to the investor of a zero coupon California Exempt Obligation consists of the economic accretion either of the difference between the purchase price and the nominal principal amount (if no interest is stated to accrue) or of accrued, unpaid interest during the California Exempt Obligations life or payment deferral period.

  Custodial Receipts. The Fund may acquire custodial receipts or certificates underwritten by securities dealers or banks that evidence ownership of future interest payments, principal payments, or both, on certain California Exempt Obligations. The underwriter of these certificates or receipts typically pur-chases California Exempt Obligations and deposits the obligations in an irrev-ocable trust or custodial account with a custodian bank, which then issues receipts or certificates that evidence ownership of the periodic unmatured coupon payments and the final principal payment on the obligations. Custodial receipts evidencing specific coupon or principal payments have the same general attributes as zero coupon California Exempt Obligations described above. Although under the terms of a custodial receipt, the Fund would be typically authorized to assert its rights directly against the issuer of the underlying obligation, the Fund could be required to assert through the custodian bank those rights as may exist against the under-lying issuer. Thus, in the event the underlying issuer fails to pay principal and/or interest when due, the Fund may be subject to delays, expenses and risks that are greater than those that would have been involved if the Fund had pur-chased a direct obligation of the issuer. In addition, in the event that the trust or custodial account in which the underlying security has been deposited is determined to be an association taxable as a corporation, instead of a non-taxable entity, the yield on the underlying security would be reduced in recog-nition of any taxes paid.

  California Exempt Obligation Components. The Fund may invest in California Exempt Obligations, the interest rate on which has been divided by the issuer into two different and variable components, which together result in a fixed interest rate. Typically, the first of the components (the "Auction Component") pays an interest rate that is reset periodically through an auction process, whereas the second of the components (the "Residual Component") pays a residual interest rate based on the difference between the total interest paid by the issuer on the California Exempt Obligation and the auction rate paid on the Auction Component. The Fund may purchase both Auction and Residual Components.

  Because the interest rate paid to holders of Residual Components is generally determined by subtracting the interest rate paid to the holders of Auction Com-ponents from a fixed amount, the interest rate paid to Residual Component hold-ers will decrease as the Auction Component's rate increases and increase as the
Auction Component's rate decreases. Moreover, the magnitude of the increases and decreases in market value of Residual Components may be larger than compa-rable changes in the market value of an equal principal amount of a fixed rate California Exempt Obligation having similar credit quality, redemption provi-sions and maturity.

  Floating and Variable Rate Instruments. The Fund may purchase floating and variable rate demand notes and bonds, which are California Exempt Obligations normally having a stated maturity in excess of one year, but which permit their holder to demand payment of principal at any time, or at specified intervals. The maturity of a floating or variable rate demand note or bond will not be deemed shortened by virtue of a demand feature for purposes of calculating the Fund's net asset value or determining its weighted average maturity.

  The issuer of floating and variable rate demand obligations normally has a corresponding right, after a given period, to prepay at its discretion the out-standing principal amount of the obligations plus accrued interest upon a spec-ified number of days' notice to the holders of these obligations. The interest rate on a float-ing rate demand obligation is based on a known lending rate, such as a bank's prime rate, and is adjusted automatically each time that rate is adjusted. The interest rate on a variable rate demand obligation is adjusted automatically at specified intervals. Frequently, floating and variable rate obligations are secured by letters of credit or other credit support arrangements provided by banks. Use of letters of credit or other credit support arrangements will not adversely affect the tax-exempt status of these obligations. Because they are direct lending arrangements between the lender and borrower, floating and vari-able rate obligations will generally not be traded. In addition, no secondary market generally exists for these obligations, although their holders may demand their payment at face value. For these reasons, when floating and vari-able rate obligations held by the Fund are not secured by letters of credit or other credit support arrangements, the Fund's right to demand payment is depen-dent on the ability of the borrower to pay principal and interest on demand. SBMFM, on behalf of the Fund, will consider on an ongoing basis the creditwor-thiness of the issuers of floating and variable rate demand obligations held by the Fund.

  Participation Interests. The Fund may purchase from financial institutions tax-exempt participation interests in California Exempt Obligations. A partici-pation interest gives the Fund an undivided interest in the California Exempt Obligation in the proportion that the Fund's participation interest bears to the total amount of the California Exempt Obligation. These instruments may have floating or variable rates of interest. If the participation interest is unrated, it will be backed by an irrevocable letter of credit or guarantee of a bank that the Trust's Board of Trustees has determined meets certain quality standards, or the payment obligation otherwise will be collateralized by obli-gations of the United States government or its agencies and instrumentalities ("U.S. government securities"). The Fund will have the right, with respect to certain participation interests, to demand payment, on a specified number of days' notice, for all or any part of the Fund's interest in the California Exempt Obligation, plus accrued interest. The Fund intends to exercise its right with respect to these instruments to demand payment only upon a default under the terms of the California Exempt Obligation or to maintain or improve the quality of its investment portfolio.

  Financial Futures and Options Transactions. To hedge against a decline in the value of Municipal Bonds it owns or an increase in the price of Municipal Bonds it proposes to purchase, the Fund may enter into financial futures contracts and invest in options on financial futures contracts that are traded on a domestic exchange or board of trade. The futures contracts or options on futures contracts that may be entered into by the Fund will be restricted to those that are either based on an index of Municipal Bonds or relate to debt securities the prices of which are anticipated by SBMFM to correlate with the prices of the Municipal Bonds owned or to be purchased by the Fund.

  In entering into a financial futures contract, the Fund will be required to deposit with the broker through which it undertakes the transaction an amount of cash or cash equivalents equal to approximately 5% of the contract amount. This amount, which is known as "initial margin," is subject to change by the exchange or board of trade on which the contract is traded, and members of the exchange or board of trade may charge a higher amount. Initial margin is in the nature of a performance bond or good faith deposit on the contract that is returned to the Fund upon termination of the futures contract, assuming all contractual obligations have been satisfied. In accordance with a process known as "marking-to-market," subsequent payments, known as "variation mar-gin," to and from the broker will be made daily as the price of the index or securities underlying the futures contract fluctuates, making the long and short positions in the futures contract more or less valuable. At any time prior to the expiration of a futures contract, the Fund may elect to close the position by taking an opposite position, which will operate to terminate the Fund's existing position in the contract.

  A financial futures contract provides for the future sale by one party and the purchase by the other party of a certain amount of a specified property at a specified price, date, time and place. Unlike the direct investment in a futures contract, an option on a financial futures contract gives the pur-chaser the right, in return for the premium paid, to assume a position in the financial futures contract at a specified exercise price at any time prior to the expiration date of the option. Upon exercise of an option, the delivery of the futures position by the writer of the option to the holder of the option will be accompanied by delivery of the accumulated balance in the writer's futures margin account, which represents the amount by which the market price of the futures contract exceeds, in the case of a call, or is less than, in the case of a put, the exercise price of the option on the futures contract. The potential loss related to the purchase of an option on financial futures contracts is limited to the premium paid for the option (plus transaction costs). The value of the option may change daily and that change would be reflected in the net asset value of the Fund.

  Regulations of the Commodity Futures Trading Commission applicable to the Fund require that its transactions in financial futures contracts and options on financial futures contracts be engaged in for bona fide hedging purposes, or if the Fund enters into futures contracts for speculative purposes, that the aggregate initial margin deposits and premiums paid by the Fund will not exceed 5% of the market value of its assets. In addition, the Fund will, with respect to its purchases of financial futures contracts, establish a segre-gated account consisting of cash or cash equivalents in an amount equal to the total market value of the futures contracts, less the amount of initial margin on deposit for the contracts. The Fund's ability to trade in financial futures contracts and options on financial futures contracts may be limited to some extent by the requirements of the Internal Revenue Code of 1986, as amended (the "Code"), applicable to a regulated investment company that are described below under "Dividends, Distributions and Taxes."

  Although the Fund intends to enter into financial futures contracts and options on financial futures contracts that are traded on a domestic exchange or board of trade only if an active market exists for those instruments, no assurance can be given that an active market will exist for them at any partic-ular time. If closing a futures position in anticipation of adverse price move-ments is not possible, the Fund would be required to make daily cash payments of variation margin. In those circumstances, an increase in the value of the portion of the Fund's investments being hedged, if any, may offset partially or completely losses on the futures contract. No assurance can be given, however, that the price of the securities being hedged will correlate with the price movements in a futures contract and, thus, provide an offset to losses on the futures contract of option on the futures contract. In addition, in light of the risk of an imperfect correlation between securities held by the Fund that are the subject of a hedging transaction and the futures or options used as a hedging device, the hedge may not be fully effective because, for example, losses on the securities held by the Fund may be in excess of gains on the futures contract or losses on the futures contract may be in excess of gains on the securities held by the Fund that were the subject of the hedge. In an effort to compensate for the imperfect correlation of movements in the price of the securities being hedged and movements in the price of futures contracts, the Fund may enter into financial futures contracts or options on financial futures contracts in a greater or lesser dollar amount than the dollar amount of the securities being hedged if the historical volatility of the futures con-tract has been less or greater than that of the securities. This "over hedging" or "under hedging" may adversely affect the Fund's net investment results if market movements are not as anticipated when the hedge is established.

  If the Fund has hedged against the possibility of an increase in interest rates adversely affecting the value of securities it holds and rates decrease instead, the Fund will lose part or all of the benefit of the increased value of securities that it has hedged because it will have offsetting losses in its futures or options positions. In addition, in those situations, if the Fund has insufficient cash, it may have to sell securities to meet daily variation mar-gin requirements on the futures contracts at a time when it may be disadvanta-geous to do so. These sales of securities may, but will not necessarily, be at increased prices that reflect the decline in interest rates.

 TAXABLE INVESTMENTS

  Under normal conditions, the Fund may hold up to 20% of its total assets in cash or money market instruments, including taxable money market instruments (collectively, "Taxable Investments"). In addition, when SBMFM believes that market conditions warrant, the Fund may take a temporary defensive posture and invest without limitation in short-term California Exempt Obligations and Tax-able Investments. To the extent the Fund holds Taxable Investments and, under certain market conditions, certain floating and variable rate demand obliga-tions or Auction Components, the Fund may not achieve its investment objective.

  Money market instruments in which the Fund may invest include: U.S. govern-ment securities; tax-exempt notes of municipal issuers rated, at the time of purchase, no lower than MIG 1 by Moody's, SP-1 by S&P or F-1 by Fitch or, if not rated, by issuers having outstanding, unsecured debt then rated within the three highest rating categories; bank obligations (including certificates of deposit, time deposits and bankers' acceptances of domestic banks, domestic savings and loan associations and similar institutions); commercial paper rated no lower than P-1 by Moody's, A-1 by S&P or F-1 by Fitch or the equivalent from another major rating service or, if unrated, of an issuer having an outstand-ing, unsecured debt issue then rated within the three highest rating catego-ries; and repurchase agreements. At no time will the Fund's investments in bank obligations, including time deposits, exceed 25% of the value of its assets.

  U.S. government securities in which the Fund may invest include direct obli-gations of the United States and obligations issued by U.S. government agencies and instrumentalities. Included among direct obligations of the United States are Treasury Bills, Treasury Notes and Treasury Bonds, which differ principally in terms of their maturities. Included among the securities issued by U.S. gov-ernment agencies and instrumentalities are: securities that are supported by the full faith and credit of the United States (such as Government National Mortgage Association certificates); securities that are supported by the right of the issuer to borrow from the United States Treasury (such as securities of Federal Home Loan Banks); and securities that are supported by the credit of the instrumentality (such as Federal National Mortgage Association and Federal Home Loan Mortgage Corporation bonds).

 INVESTMENT TECHNIQUES

  The Fund may employ, among others, the investment techniques described below, which may give rise to taxable income:

  When-Issued and Delayed-Delivery Securities. The Fund may purchase or sell securities on a when-issued or delayed delivery basis. When-issued or delayed-delivery transactions arise when securities are purchased or sold by the Fund with payment and delivery taking place in the future in order to secure what is considered to be an advantageous price and yield to the Fund at the time of entering into the transaction. The Fund's Custodian will maintain, in a segre-gated account of the Fund, cash, U.S. Government securities or other liquid, high-grade debt obligations having a value equal to or greater than the Fund's purchase commitments; the Custodian will likewise segregate securities sold on a delayed basis. The payment obligations and the interest rates that will be received are each fixed at the time the

Fund enters into the commitment and no interest accrues to the Fund until set-tlement. Thus, it is possible that the market value at the time of settlement could be higher or lower than the purchase price if the general level of interest rates has changed.

  Stand-by Commitments. The Fund may acquire "stand-by commitments" with respect to California Exempt Obligations held in its portfolio. Under a stand-by commitment, a broker, dealer or bank is obligated to repurchase at the Fund's option specified securities at a specified price and, in this way, stand-by commitments are comparable to put options. Each exercise of a stand-by commitment, therefore, is subject to the ability of the seller to make pay-ment on demand. The Fund will acquire stand-by commitments solely to facili-tate portfolio liquidity and does not intend to exercise the rights afforded by the commitments for trading purposes. The Fund anticipates that stand-by commitments will be available from brokers, dealers and banks without the pay-ment of any direct or indirect consideration. The Fund may pay for stand-by commitments if payment is deemed necessary, thus increasing to a degree the cost of the underlying California Exempt Obligation and similarly decreasing the security's yield to investors.

 INVESTMENT RESTRICTIONS

  The Trust has adopted certain fundamental investment restrictions with respect to the Fund that may not be changed without approval of a majority (as defined in the 1940 Act) of the Fund's outstanding voting securities. Included among those fundamental restrictions are the following:

1. The Fund will not purchase securities other than Municipal and California Exempt Obligations and Taxable Investments as those terms are defined in this Prospectus or the Statement of Additional Information.

2. The Fund will not borrow money, except that the Fund may borrow from banks for temporary or emergency (not leveraging) purposes, including the meet-ing of redemption requests and cash payments of dividends and distribu-tions that might otherwise require the untimely disposition of securities, in an amount not to exceed 10% of the value of the Fund's total assets (including the amount borrowed) valued at market less liabilities (not including the amount borrowed) at the time the borrowing is made. Whenever the Fund's borrowings exceed 5% of the value of its total assets, the Fund will not make any additional investments.

3. The Fund will not lend money to other persons, except through purchasing Municipal and California Exempt Obligations or Taxable Investments and entering into repurchase agreements in a manner consistent with the Fund's investment objective.

4. The Fund will not invest more than 25% of the value of its total assets in securities of issuers in any one industry, except that this limitation is not applicable to a Fund's investments in U.S. government securities.

5. The Fund will not pledge, hypothecate, mortgage or otherwise encumber its assets, except to secure permitted borrowings.

  Certain other investment restrictions adopted by the Fund are described in the Statement of Additional Information.

 RISK FACTORS AND SPECIAL CONSIDERATIONS

  Investment in the Fund involves risk factors and special considerations, such as those described below:

  California Exempt Obligations. Even though California Exempt Obligations are interest-bearing investments that promise a stable stream of income, their prices are inversely affected by changes in interest rates and, therefore, are subject to the risk of market price fluctuations. The values of California Exempt Obligations with longer remaining maturities typically fluctuate more than those of similarly rated California Exempt Obligations with shorter remaining maturities such as the Fund intends to hold. The values of fixed-income securities also may be affected by changes in the credit rating or financial condition of the issuing entities.

  Opinions relating to the validity of Municipal Obligations and to the exemp-tion of interest on them from Federal income taxes (and, with respect to Cali-fornia Exempt Obligations, to the exemption of interest on them from Califor-nia state personal income taxes) are rendered by bond counsel to the respec-tive issuers at the time of issuance. Neither the Fund nor SBMFM will review the proceedings relating to the issuance of California Exempt Obligations or the basis for opinions of counsel.

  Potential Legislation. In past years, the United States government has enacted various laws that have restricted or diminished the income tax exemp-tion on various types of Municipal Obligations and may enact other similar laws in the future. If any such laws are enacted that would reduce the avail-ability of California Exempt Obligations for investment by the Fund so as to affect the Fund's shareholders adversely, the Trust will reevaluate the Fund's investment objective and policies and might submit possible changes in the Fund's structure to shareholders for their consideration. If legislation were enacted that would treat a type of California Exempt Obligation as taxable for Federal income tax purposes, the Fund would treat the security as a permissi-ble Taxable Investment within the applicable limits set forth in this Prospec-tus.

  Unrated Securities. The Fund may invest in unrated securities that SBMFM determines to be of comparable quality to the rated securities in which the Fund may invest. Dealers may not maintain daily markets in unrated securities and retail secondary markets for many of such securities may not exist. As a result, the Fund's ability to sell these securities when SBMFM deems it appro-priate may be diminished.

  Municipal Leases. Municipal leases in which the Fund may invest have special risks not normally associated with Municipal Obligations. These obligations frequently contain non-appropriation clauses that provide that the governmental issuer of the obligation need not make future payments under the lease or con-tract unless money is appropriated for that purpose by a legislative body annu-ally or on another periodic basis. Municipal leases have additional risks because they represent a type of financing that has not yet developed the depth of marketability generally associated with other Municipal Obligations. More-over, although a municipal lease will be secured by financed equipment or facilities, the disposition of the equipment or facilities in the event of foreclosure might prove difficult. In addition, in certain instances the tax-exempt status of the municipal lease will not be subject to the legal opinion of a nationally recognized bond counsel, although in all cases the Fund will require that a municipal lease purchased by the Fund be covered by a legal opinion to the effect that, as of each effective date of the municipal lease, the lease is the valid and binding obligation of the government issuer.

  Municipal leases are also subject to the risk of non-payment. The ability of issuers of municipal leases to make timely lease payments may be adversely impacted in general economic downturns and as relative governmental cost bur-dens are allocated and reallocated among Federal, state and local governmental units. Such non-payment would result in a reduction of income to the Fund, and could result in a reduction in the value of the municipal lease experiencing non-payment and a decrease in the net asset value of the Fund. Issuers of municipal securities might seek protection under the bankruptcy laws. In the event of bankruptcy of such an issuer, the Fund could experience delays and limitations with respect to the collection of principal and interest on such municipal leases and the Fund may not, in all circumstances, be able to collect all principal and interest to which it is entitled. To enforce its rights in the event of a default in the lease payments, the Fund may take possession of and manage the assets securing the issuer's obligations on such securities, which may increase the Fund's operating expenses and adversely affect the net asset value of the Fund. Any income derived from the Fund's ownership or opera-tion of such assets may not be tax-exempt. In addition, the Fund's intention to qualify as a "regulated investment company" under the Code may limit the extent to which the Fund may exercise its rights by taking possession of such assets, because as a regulated investment company the Fund is subject to certain limi-tations on its investments and on the nature of its income.

  Non-Publicly Traded Securities. As suggested above, the Fund may, from time to time, invest a portion of its assets in non-publicly traded California Exempt Obligations. Non-publicly traded securities may be less liquid than pub-licly traded securities. Although non-publicly traded securities may be resold in privately negotiated transactions, the prices realized from these sales could be less than those originally paid by the Fund.

  When-Issued and Delayed-Delivery Transactions. Securities purchased on a when-issued or delayed-delivery basis may expose the Fund to risk because the securities may experience fluctuations in value prior to their delivery. Pur-chasing securities on a when-issued or delayed-delivery basis can involve the additional risk that the yield available in the market when the delivery takes place may be higher than that obtained in the transaction itself.

  Non-Diversified Classification. Investment in the Fund, which is classified as a non-diversified fund under the 1940 Act, may present greater risks to investors than an investment in a diversified fund. The investment return on a non-diversified fund typically is dependent upon the performance of a smaller number of securities relative to the number of securities held in a diversified fund. The Fund's assumption of large positions in the obligations of a small number of issuers will affect the value of its portfolio to a greater extent than that of a diversified fund in the event of changes in the financial condi-tion, or in the market's assessment, of the issuers.

  Special Considerations. In seeking to achieve its objective, the Fund may invest without limit in Municipal Obligations which are private activity bonds.
Moreover, although the Fund does not currently intend to do so on a regular basis, it may invest more than 20% of its assets in Municipal Obligations which are repayable out of revenue streams generated from economically related pro-jects or facilities, if such investment is deemed necessary or appropriate by SBMFM. To the extent the Fund's assets are concentrated in Municipal Obliga-tions payable from revenues on economically related projects and facilities, the Fund will be subject to the particular risks presented by such projects to a greater extent than it would be if the Fund's assets were not so concen-trated.

  The payment of principal and interest on most securities purchased by the Fund will depend on the ability of the issuers to meet their obligations. The Fund's portfolio will be affected by general changes in interest rates, which will result in increases or decreases in the value of the obligations held by the Fund. The market value of the obligations in the Fund's portfolio can be expected to vary inversely to changes in prevailing interest rates. On July 15,
1994, Moody's and S&P, citing the State's deteriorating financial position, lowered California's general obligation bond rating from Aa to A1 and from AA to A+, respectively.

  Investors should be aware that certain California constitutional amendments, legislative measures, executive orders, administrative regulations and voter initiatives could result in certain adverse consequences affecting California Exempt Obligations. For instance, certain provisions of the California Consti-tution and statutes that limit the taxing and spending authority of California governmental entities may impair the ability of the issuers of some California Exempt Obligations to maintain debt service on their obligations. Other mea-sures affecting the taxing or spending authority of California or its political sub-divisions may be approved or enacted in the future. Some of the significant financial considerations relating to the Fund's investments in California Exempt Obligations are summarized in the Statement of Additional Information.

 PORTFOLIO TRANSACTIONS AND TURNOVER

  The Fund's portfolio securities ordinarily are purchased from and sold to parties acting as either principal or agent. Newly issued securities ordinarily are purchased directly from the issuer or from an underwriter; other purchases and sales usually are placed with those dealers from which it appears that the best price or execution will be obtained. Usually no brokerage commissions, as such, are paid by the Fund for purchases and sales undertaken through principal transactions, although the price paid usually includes an undisclosed compensa-tion to the dealer acting as agent.

  The Fund cannot accurately predict its portfolio turnover rate, but antici-pates that the annual turnover will not exceed 100%. An annual turnover rate of
100% would occur if all of the securities held by the Fund are replaced once during a period of one year. SBMFM will not consider turnover rate a limiting factor in making investment decisions consistent with the investment objective and policies of the Fund.

VALUATION OF SHARES


  The Fund's net asset value per share is determined as of the close of regular trading on the NYSE on each day that the NYSE is open, by dividing the value of the Fund's net assets attributable to each Class by the total number of shares of that Class outstanding.

  Generally, the Fund's investments are valued at market value or, in the absence of a market value with respect to any securities, at fair value as determined by or under the direction of the Trust's Board of Trustees. Short-term investments that mature in 60 days or less are valued at amortized cost. Amortized cost involves valuing an investment at its cost initially and, thereafter, assuming a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the instrument. Further information regarding the Funds valuation policies is contained in the Statement of Additional Information.

DIVIDENDS, DISTRIBUTIONS AND TAXES


 DIVIDENDS AND DISTRIBUTIONS

  The Fund declares dividends from its net investment income (that is, income other than net realized capital gains) monthly; dividends ordinarily will be paid on the last Friday of each calendar month to shareholders of record as of three business days prior. The Fund's net realized capital gains, if any, are declared and distributed annually, normally at the end of the calendar year in which earned or at the beginning of the subsequent year.

  If a shareholder does not otherwise instruct, dividends and capital gain distributions will be reinvested automatically in additional shares of the same Class at net asset value, subject to no sales charge or CDSC. In order to avoid the application of a 4% nondeductible excise tax on certain undistributed amounts of ordinary income and capital gains, the Fund may make a distribution shortly before December 31 of each year of any undistributed ordinary income or capital gains and expects to pay any other distributions as are necessary to avoid the application of this tax.

  The per share dividends on Class C shares of the Fund may be lower than the per share dividends on Class A and Class Y shares principally as a result of the distribution fee applicable with respect to Class C shares. The per share dividends on Class A shares of the Fund may be lower than the per share divi-dends on Class Y shares principally as a result of the service fee applicable to Class A shares. Distributions of capital gains, if any, will be in the same amount for Class A, Class C and Class Y shares.

 TAXES

  The Fund has qualified and intends to continue to qualify each year as a regulated investment company under the Code. Dividends paid from the Fund's net investment income (other than dividends derived from interest earned on qualifying tax-exempt obligations as described below) and distributions of the Fund's net realized short-term capital gains are taxable to shareholders as ordinary income, regardless of how long shareholders in the Fund have held their shares and whether the dividends or distributions are received in cash or reinvested in additional shares of the Fund. Distributions of the Fund's net realized long-term capital gains will be taxable to shareholders as long-term capital gains, regardless of how long shareholders have held their shares of the Fund and whether the distributions are received in cash or are rein-vested in additional Fund shares. In addition, as a general rule, a sharehold-er's gain or loss on a sale or redemption of shares of the Fund will be a long-term capital gain or loss if the shareholder has held the shares for more than one year and will be a short-term capital gain or loss if the shareholder has held the shares for one year or less.

  Dividends paid by the Fund that are derived from interest earned on qualify-ing tax-exempt obligations are expected to be "exempt-interest" dividends that shareholders may exclude from their gross incomes for Federal income tax pur-poses if the Fund satisfies certain asset percentage requirements. Any exempt-interest dividends of the Fund derived from interest on California Exempt Obligations, the interest on which is a specific tax preference item for Federal income tax pur-poses, will be a specific tax preference item for purposes of the Federal indi-vidual and corporate alternative minimum taxes. In addition, all exempt-inter-est dividends will be a component of the "current earnings" adjustment item for purposes of the Federal corporate alternative minimum income tax and corporate shareholders may incur a larger Federal environmental tax liability through the receipt of Fund dividends and distributions from the Fund. Dividends of the Fund derived from interest on California Exempt Obligations will be exempt from
California State personal income (but not corporate franchise or income) taxes.

  Statements as to the tax status of the dividends and distributions received by shareholders of the Fund are mailed annually. These statements set forth the dollar amount of income excluded from Federal income taxes and the dollar amount, if any, subject to Federal income taxes. Statements from the Fund will also show the dollar amount of income excluded or exempted from California State personal income taxes and the dollar amount, if any, subject to these taxes. These statements will also designate the amount of exempt-interest divi-dends that are a specific preference item for purposes of the Federal individ-ual and corporate alternative minimum taxes.

  Shareholders of the Fund should consult their tax advisors with specific ref-erence to their own tax situations.

 TAX-EXEMPT INCOME VS. TAXABLE INCOME

  The table below shows California taxpayers who are individuals how to trans-late Federal and California State tax savings from investments such as the Fund into an equivalent return from a taxable investment. To the extent that the equivalent taxable yields illustrated in this table are based on an effective tax rate which combines the Federal and California marginal income tax rates, the table is not applicable to individuals who do not pay California State per-sonal income taxes. The yields used below are for illustration only and are not intended to represent current or future yields for the Fund, which may be higher or lower than those shown.

                                                        1996       CALIFORNIA
TAX-EXEMPT
          TAXABLE INCOME*          CALIFORNIA FEDERAL COMBINED
EQUIVALENT YIELDS
      SINGLE            JOINT       RATE***    RATE    RATE**  2.00%  3.00%
4.00%  5.00%  6.00%
------------------------------------------------------------------------------
-------------------
        $0-24,000         0-40,100    6.00%    15.00%  20.10%  2.50%  3.75%
5.01%  6.26%   7.51%
    24,001-58,150    40,101-96,900    9.30     28.00   34.70   3.06   4.59
6.13   7.66    9.19
   58,151-121,300   96,901-147,700    9.30     31.00   37.42   3.20   4.79
6.39   7.99    9.59
  121,301-263,750  147,701-263,750   10.00     36.00   42.40   3.47   5.21
6.94   8.68   10.42
     over 263,751     over 263,751   10.00     39.60   45.64   3.68   5.52
7.36   9.20   11.04
------------------------------------------------------------------------------
-------------------

                                                 1996    CALIFORNIA TAX-EXEMPT
      TAXABLE INCOME*       CALIFORNIA FEDERAL COMBINED    EQUIVALENT YIELDS
   SINGLE        JOINT       RATE***    RATE    RATE**  7.00%  8.00%  9.00%
10.00%
------------------------------------------------------------------------------
-----
       $0-
    24,000         0-40,100    6.00%    15.00%  20.10%   8.76% 10.01% 11.26%
12.52%
   24,001-
    58,150    40,101-96,900    9.30     28.00   34.70   10.72  12.25  13.78
15.31
   58,151-
   121,300   96,901-147,700    9.30     31.00   37.42   11.19  12.78  14.38
15.98
  121,301-
   263,750  147,701-263,750   10.00     36.00   42.40   12.15  13.89  15.63
17.36
      over
   263,751     over 263,751   10.00     39.60   45.64   12.88  14.72  16.56
18.40
------------------------------------------------------------------------------
-----

 * This amount represents taxable income as defined in the Code. It is assumed that taxable income as defined in the Code is the same as under the California personal income tax law; however, California taxable income may differ due to differences in exemptions, itemized deductions and other items.
 ** For Federal tax purposes, these combined rates reflect the applicable marginal rates and rate brackets for 1996, including indexing the rate bracket for inflation. These rates include the effect of deducting state and city taxes on your Federal return.
*** These rates represent the highest California personal income tax rates within the applicable Federal income tax brackets for 1996. Where there is a difference between the California personal income tax rates for single and married filing joint, an average rate was used.

  The Federal tax rates and California tax rates shown are those in effect for 1996 and are subject to change. The calculations reflected in the table assume that no income will be subject to the Federal alternative minimum taxes.

PURCHASE OF SHARES


 GENERAL

  The Fund currently offers three Classes of shares. Class A shares are sold to investors with an initial sales charge and Class C shares are sold without an initial sales charge but are subject to a CDSC payable upon certain redemp-tions. Class Y shares are sold without an initial sales charge or CDSC and are available only to investors investing a minimum of $5,000,000 (except, for purchases of Class Y shares by Smith Barney Concert Allocation Series, Inc. for which there is no minimum purchase amount). See "Prospectus Summary-- Alternative Purchase Arrangements" for a discussion of factors to consider in selecting which Class of shares to purchase.

  Purchases of Fund shares must be made through a brokerage account maintained with Smith Barney, an Introducing Broker or an investment dealer in the sell-ing group. In addition, certain investors, including qualified retirement plans and certain institutional investors, may purchase shares directly from the Fund through First Data. When purchasing shares of the Fund, investors must specify whether the purchase is for Class A, Class C or Class Y shares. No maintenance fee will be charged by the Fund in connection with a brokerage account through which an investor purchases or holds shares.

  Investors in Class A and Class C shares may open an account by making an ini-tial investment of at least $1,000 for each account, or $250 for an IRA or a Self-Employed Retirement Plan in the Fund. Investors in Class Y shares may open an account by making an initial investment of $5,000,000. Subsequent invest-ments of at least $50 may be made for all Classes. For participants in retire-ment plans qualified under Section 403(b)(7) or Section 401(a) of the Code, the minimum initial investment requirement for Class A and Class C shares and the subsequent investment requirement for all Classes in the Fund is $25. For shareholders purchasing shares of the Fund through the Systematic Investment Plan on a monthly basis, the minimum initial investment requirement for Class A and Class C shares and the subsequent investment requirement for all Classes is
$25. For shareholders purchasing shares of the Fund through the Systematic Investment Plan on a quarterly basis, the minimum initial investment require-ment for Class A and Class C shares and the subsequent investment requirement for all Classes is $50. There are no minimum investment requirements in Class A shares for employees of Travelers and its subsidiaries, including Smith Barney,
Directors or Trustees of any of the Smith Barney Mutual Funds, and their spouses and children. The Fund reserves the right to waive or change minimums, to decline any order to purchase its shares and to suspend the offering of shares from time to time. Shares purchased will be held in the shareholder's account by the Fund's transfer agent, First Data. Share certificates are issued only upon a shareholder's written request to First Data.

  Purchase orders received by the Fund or Smith Barney prior to the close of regular trading on the NYSE on any day the Fund calculates its net asset value are priced according to the net asset value determined on that day (the "trade date"). Orders received by dealers introducing Brokers prior to the close of regular trading on the NYSE on any day the Fund calculates its net asset value, are priced according to the net asset value determined on that day, provided the order is received by the Fund or Smith Barney prior to Smith Barney's close of business. For shares purchased through Smith Barney or Introducing Brokers purchasing through Smith Barney, payment for Fund shares is due on the third business day (the "settlement date") after the trade date. In all other cases, payments must be made with the purchase order.

 SYSTEMATIC INVESTMENT PLAN

  Shareholders may make additions to their accounts at any time by purchasing shares through a service known as the Systematic Investment Plan. Under the Systematic Investment Plan, Smith Barney or First Data is authorized through preauthorized transfers of at least $25 on a monthly basis or at least $50 on a quarterly basis to charge the regular bank account or other financial insti-tution indicated by the shareholder, to provide systematic additions to the shareholder's Fund account. A shareholder who has insufficient funds to com-plete the transfer will be charged a fee of up to $25 by Smith Barney or First Data. The Systematic Investment Plan also authorizes Smith Barney to apply cash held in the shareholders' Smith Barney brokerage account or redeem the shareholder's shares of a Smith Barney money market fund to make additions to the account. Additional information is available from the Fund or a Smith Bar-ney Financial Consultant.

 INITIAL SALES CHARGE ALTERNATIVE--CLASS A SHARES

  The sales charges applicable to purchases of Class A shares of the Fund are as follows:


DEALERS
                            SALES CHARGE AS     SALES CHARGE AS
REALLOWANCE AS
   AMOUNT OF INVESTMENT   % OF OFFERING PRICE % OF AMOUNT INVESTED % OF
OFFERING PRICE
------------------------------------------------------------------------------
--------
   Less than $500,000            2.00%               2.04%
1.80%
   $500,000 and over                *                   *                    *
------------------------------------------------------------------------------
--------

* Purchases of Class A shares which, when combined with current holdings of Class A shares offered with a sales charge, equal or exceed $500,000 in the aggregate will be made at net asset value without any initial sales charge, but will be subject to a CDSC of 1.00% on redemptions made within 12 months of purchase. The CDSC on Class A shares is payable to Smith Barney, which compensates Smith Barney Financial Consultants and other dealers whose clients make purchases of $500,000 or more. The CDSC is waived in the same circumstances in which the CDSC applicable to Class C shares is waived. See "Deferred Sales Charge Alternatives" and "Waivers of CDSC."

  Members of the selling group may receive up to 90% of the sales charge and may be deemed to be underwriters of the Fund as defined in the Securities Act of 1933, as amended.

  The $500,000 investment may be met by aggregating the purchases of Class A shares of the Fund made at one time by "any person," which includes an indi-vidual, his or her spouse and children, or a trustee or other fiduciary of a single trust estate or single fiduciary account. It may also be met by aggre-gating the purchase with the net asset value of all Class A shares offered with a sales charge held in funds sponsored by Smith Barney listed under "Ex-change Privilege."

 INITIAL SALES CHARGE WAIVERS

  Purchases of Class A shares may be made at net asset value without a sales charge in the following circumstances: (a) sales to (i) Board Members and employees of Travelers and its subsidiaries and any of the Smith Barney Mutual Funds (including retired Board members and employees); the immediate families of such persons (including the surviving spouse of a deceased Board Member or employee); and to a pension, profit-sharing or other benefit plan for such persons and

(ii) employees of members of the National Association of Securities Dealers, Inc., provided such sales are made upon the assurance of the purchaser that the purchase is made for investment purposes and that the securities will not be resold except through redemption or repurchase; (b) offers of Class A shares to any other investment company in connection with the combination of such company with the Portfolio by merger, acquisition of assets or otherwise; (c) purchases of Class A shares by any client of a newly employed Smith Barney Financial Con-sultant (for a period up to 90 days from the commencement of the Financial Con-sultant's employment with Smith Barney), on the condition the purchase of Class
A shares is made with the proceeds of the redemption of shares of a mutual fund which (i) was sponsored by the Financial Consultant's prior employer, (ii) was sold to the client by the Financial Consultant and (iii) was subject to a sales charge; (d) shareholders who have redeemed Class A shares in the Fund (or Class
A shares of another fund of the Smith Barney Mutual Funds that are offered with a sales charge equal to or greater than the maximum sales charge of the Fund) and who wish to reinvest their redemption proceeds in the Fund, provided the reinvestment is made within 60 calendar days of the redemption; (e) accounts managed by registered investment advisory subsidiaries of Travelers; (f) direct rollovers by plan participants of distributions from a 401(k) plan offered to employees of Travelers or its subsidiaries or a 401(k) plan enrolled in the Smith Barney 401(k) Program (Note: subsequent investments will be subject to the applicable sales charge); (g) purchases by separate accounts used to fund certain unregistered variable annuity contracts; and (h) purchases by investors participating in a Smith Barney fee-based arrangement. In order to obtain such discounts, the purchaser must provide sufficient information at the time of purchase to permit verification that the purchase would qualify for the elimi-nation of the sales charge.

 RIGHT OF ACCUMULATION

  Class A shares of the Fund may be purchased by "any person" (as defined above) at a reduced sales charge or at net asset value determined by aggregat-ing the dollar amount of the new purchase and the total net asset value of all Class A shares of the Fund and of funds sponsored by Smith Barney which are offered with a sales charge listed under "Exchange Privilege" then held by such person and applying the sales charge applicable to such aggregate. In order to obtain such discount, the purchaser must provide sufficient information at the time of purchase to permit verification that the purchase qualifies for the reduced sales charge. The right of accumulation is subject to modification or discontinuance at any time with respect to all shares purchased thereafter.

 GROUP PURCHASES

  Upon completion of certain automated systems, a reduced sales charge or pur-chase at net asset value will also be available to employees (and partners) of the same employer purchasing as a group, provided each participant makes the mini-mum initial investment required. The sales charge applicable to purchases by each member of such group will be determined by the table set forth above under
"Initial Sales Charge Alternative--Class A Shares," and will be based upon the aggregate sales of Class A shares of Smith Barney Mutual Funds offered with a sales charge to, and share holdings of, all members of the group. To be eligi-ble for such reduced sales charges or to purchase at net asset value, all pur-chases must be pursuant to an employer- or partnership-sanctioned plan meeting certain requirements. One such requirement is that the plan must be open to specified partners or employees of the employer and its subsidiaries, if any. Such plan may, but is not required to, provide for payroll deductions, IRAs or investment pursuant to retirement plans under Section 401 or 408 of the Code. Smith Barney may also offer a reduced sales charge or net asset value purchase for aggregating related fiduciary accounts under such conditions that Smith Barney will realize economies of sales efforts and sales related expenses. An individual who is a member of a qualified group may also purchase Class A shares at the reduced sales charge applicable to the group as a whole. The sales charge is based upon the aggregate dollar value of Class A shares offered with a sales charge that have been previously purchased and are still owned by the group, plus the amount of the current purchase. A "qualified group" is one which (a) has been in existence for more than six months, (b) has a purpose other than acquiring Fund shares at a discount and (c) satisfies uniform crite-ria which enables Smith Barney to realize economies of scale in its costs of distributing shares. A qualified group must have more than 10 members, must be available to arrange for group meetings between representatives of the Fund and the members, and must agree to include sales and other materials related to the
Fund in its publications and mailings to members at no cost to Smith Barney. In order to obtain such reduced sales charge or to purchase at net asset value, the purchaser must provide sufficient information at the time of purchase to permit verification that the purchase qualifies for the reduced sales charge. Approval of group purchase reduced sales charge plans is subject to the discre-tion of Smith Barney.

 LETTER OF INTENT

  Class A Shares. A Letter of Intent for amounts of $50,000 or more provides an opportunity for an investor to purchase shares at net asset value by aggregat-ing the investments over a 13 month period, provided that the investor refers to such Letter when placing orders. For purposes of a Letter of Intent, the "Amount of Investment" as referred to in the preceding sales charge table includes purchases of all Class A shares of the Fund and other Smith Barney Mutual Funds offered with a sales charge over a 13 month period based on the total amount of intended purchases plus the value of all Class A shares previ-ously purchased and still owned. An alternative is to compute the 13 month period starting up to 90 days before the date of execution of a Letter of Intent. Each investment made during the period receives the sales charge applicable to the total amount of the investment goal. If the goal is not achieved within the period, the investor must pay the difference between the sales charges applicable to the purchases made and the charges previously paid, or an appropriate number of escrowed shares will be redeemed. Please contact a Smith Barney Financial Consultant or First Data to obtain a Letter of Intent application.

  Class Y Shares. A Letter of Intent may also be used as a way for investors to meet the minimum investment requirement for Class Y shares. Such investors must make an initial minimum purchase of $1,000,000 in Class Y shares of the Fund and agree to purchase a total of $5,000,000 of Class Y shares of the Fund within six months from the date of the Letter. If a total investment of $5,000,000 is not made within the six-month period, all Class Y shares pur-chased to date will be transferred to Class A shares, where they will be sub-ject to all fees (including a service fee of 0.15%) and expenses applicable to the Fund's Class A shares, which may include a CDSC of 1.00%. The Fund expects that such transfer will not be subject to Federal income taxes. Please contact a Smith Barney Financial Consultant or First Data for further information.


 DEFERRED SALES CHARGE ALTERNATIVE

  "CDSC Shares" are sold at net asset value next determined without an initial sales charge so that the full amount of an investor's purchase payment may be immediately invested in the Fund. A CDSC, however, may be imposed on certain redemptions of these shares. "CDSC Shares" are: (a) Class C shares; and (b) Class A shares which, when combined with Class A shares offered with a sales charge currently held by an investor, equal or exceed $500,000 in the aggre-gate.

  Any applicable CDSC will be assessed on an amount equal to the lesser of the original cost of the shares being redeemed or their net asset value at the time of redemption. CDSC Shares that are redeemed will not be subject to a CDSC to the extent that the value of such shares represents: (a) capital appreciation of Fund assets; (b) reinvestment of dividends or capital gain distributions; or
(c) shares redeemed more than 12 months after their purchase. CDSC Shares are subject to a 1.00% CDSC if redeemed within 12 months of purchase.

  In determining the applicability of any CDSC, it will be assumed that a redemption is made first of shares representing capital appreciation, next of shares representing the reinvestment of dividends and capital gain distribu-tions, and finally of other shares held by the shareholder for the longest period of time. The length of time that CDSC Shares acquired through an exchange have been held will be calculated from the date that the shares exchanged therefor were initially acquired in one of the other Smith Barney Mutual Funds, and Fund shares being redeemed will be considered to represent, as applicable, capital appreciation or dividend and capital gain distribution reinvestments in such other funds. For Federal income tax purposes, the amount of the CDSC will reduce the gain or increase the loss, as the case may be, on the amount realized on redemption. The amount of any CDSC will be paid to Smith Barney.

  To provide an example, assume an investor purchased 100 Class C shares at $10 per share for a cost of $1,000. Subsequently, the investor acquired 5 additional shares through dividend reinvestment. During the tenth month after the purchase, the investor decided to redeem $500 of his or her investment. Assuming at the time of the redemption the net asset value had appreciated to $12 per share, the value of the investor's shares would be $1,260 (105 shares at $12 per share). The CDSC would not be applied to the amount which repre-sents appreciation ($200) and the value of the reinvested dividend shares ($60). Therefore, $240 of the $500 redemption proceeds ($500 minus $260) would be charged at a rate of 1.00% (the applicable rate for Class C shares) for a total deferred sales charge of $2.40.

 WAIVERS OF CDSC

  The CDSC will be waived on: (a) exchanges (see "Exchange Privilege"); (b) automatic cash withdrawals in amounts equal to or less than 1.00% per month of the value of the shareholder's shares at the time the withdrawal plan com-mences (see "Automatic Cash Withdrawal Plan") (provided, however, automatic cash withdrawals in amounts equal to or less than 2.00% per month of the value of the shareholder's shares will be permitted for withdrawal plans that were established prior to November 7, 1994); (c) redemptions of shares within twelve months following the death or disability of the shareholder; (d) redemption of shares made in connection with qualified distributions from retirement plans or IRAs upon the attainment of age 59 1/2; (e) involuntary redemptions; and (f) redemptions of shares to effect a combination of the Fund with any investment company by merger, acquisition of assets or otherwise. In addition, a shareholder who has redeemed shares from other funds of the Smith Barney Mutual Funds may, under certain circumstances, reinvest all or part of the redemption proceeds within 60 days and receive pro rata credit for any CDSC imposed on the prior redemption.

  CDSC waivers will be granted subject to confirmation (by Smith Barney in the case of shareholders who are also Smith Barney clients or by First Data in the case of all other shareholders) of the shareholder's status or holdings, as the case may be.

 SMITH BARNEY 401(K) AND EXECCHOICE(TM) PROGRAMS

  Investors may be eligible to participate in the Smith Barney 401(k) Program or the Smith Barney ExecChoice(TM) Program. To the extent applicable, the same terms and conditions, which are outlined below, are offered to all plans par-ticipating ("Participating Plans") in these programs.

  The Fund offers to Participating Plans Class A and Class C shares as invest-ment alternatives under the Smith Barney 401(k) and ExecChoice(TM) Programs. Class A and Class C shares acquired through the Participating Plans are subject to the same service and/or distribution fees as the Class A and Class C shares acquired by other investors; however, they are not subject to any initial sales charge or CDSC. Once a Participating Plan has made an initial investment in the
Fund, all of its subsequent investments in the Fund must be in the same Class of shares, except as otherwise described below.

  Class A Shares. Class A shares of the Fund are offered without any sales charge or CDSC to any Participating Plan that purchases $1,000,000 or more of Class A shares of one or more funds of the Smith Barney Mutual Funds.

  Class C Shares. Class C shares of the Fund are offered without any sales charge or CDSC to any Participating Plan that purchases less than $1,000,000 of
Class C shares of one or more funds of the Smith Barney Mutual Funds.

  401(k) and ExecChoice(TM) Plans Opened On or After June 21, 1996. If, at the end of the fifth year after the date the Participating Plan enrolled in the Smith Barney 401(k) Program or the Smith Barney ExecChoice(TM) Program, a Par-ticipating Plan's total Class C holdings in all non-money market Smith Barney Mutual Funds equal at least $1,000,000, the Participating Plan will be offered the opportunity to exchange all of its Class C shares for Class A shares of the
Fund. (For Participating Plans that were originally established through a Smith
Barney retail brokerage account, the five year period will be calculated from the date the retail brokerage account was opened.) Such Participating Plans will be notified of the pending exchange in writing within 30 days after the fifth anniversary of the enrollment date and, unless the exchange offer has been rejected in writing, the exchange will occur on or about the 90th day after the fifth anniversary date. If the Participating Plan does not qualify for the five year exchange to Class A shares, a review of the Participating Plan's holdings will be performed each quarter until either the Participating Plan qualifies or the end of the eighth year.

  401(k) Plans Opened Prior to June 21, 1996. In any year after the date a Par-ticipating Plan enrolled in the Smith Barney 401(k) Program, if its total Class
C holdings in all non-money market Smith Barney Mutual Funds equal at least $500,000 as of the calendar year-end, the Participating Plan will be offered the opportunity to exchange all of its Class C shares for Class A shares of the
Fund. Such Plans will be notified in writing within 30 days after the last business day of the calendar year and, unless the exchange offer has been rejected in writing, the exchange will occur on or about the last business day of the following March.

  Any Participating Plan in the Smith Barney 401(k) or ExecChoice(TM) Program, whether opened before or after June 21, 1996, that has not previously qualified for an exchange into Class A shares will be offered the opportunity to exchange all of its Class C shares for Class A shares of the Fund, regardless of asset size, at the end of the eighth year after the date the Participating Plan enrolled in the Smith Barney 401(k) or ExecChoice(TM) Program. Such Plans will be notified of the pending exchange in writing approximately 60 days before the eighth anniversary of the enrollment date and, unless the exchange has been rejected in writing, the exchange will occur on or about the eighth anniversary date. Once an exchange has occurred, a Participating Plan will not be eligible to acquire additional Class C shares of the Fund but instead may acquire Class A shares of the Fund. Any Class C shares not converted will continue to be sub-ject to the distribution fee.

  Participating Plans wishing to acquire shares of the Fund through the Smith Barney 401(k) Program or the Smith Barney ExecChoice(TM) Program must purchase such shares directly from the Transfer Agent. For further information regarding these Programs, investors should contact a Smith Barney Financial Consultant.

EXCHANGE PRIVILEGE

  Except as otherwise noted below, shares of each Class may be exchanged for shares of the same Class in the following funds of the Smith Barney Mutual Funds, to the extent shares are offered for sale in the shareholder's state of residence. Exchanges of Class A and Class C shares are subject to minimum investment requirements and all shares are subject to the other requirements of the fund into which exchanges are made.

 FUND NAME
  Growth Funds
    Smith Barney Aggressive Growth Fund Inc.
    Smith Barney Appreciation Fund Inc.
    Smith Barney Fundamental Value Fund Inc.
    Smith Barney Growth Opportunity Fund
    Smith Barney Managed Growth Fund
    Smith Barney Natural Resources Fund Inc.
    Smith Barney Special Equities Fund

  Growth and Income Funds
    Smith Barney Convertible Fund
    Smith Barney Funds, Inc.--Equity Income Portfolio
    Smith Barney Growth and Income Fund
    Smith Barney Premium Total Return Fund

    Concert Social Awareness Fund
    Smith Barney Utilities Fund

  Taxable-Fixed Income Funds
    **Smith Barney Adjustable Rate Government Income Fund
    Smith Barney Diversified Strategic Income Fund
    +++Smith Barney Funds, Inc.--Short-Term U.S. Treasury Securities
    Portfolio
    Smith Barney Funds, Inc.--U.S. Government Securities Portfolio Smith Barney Government Securities Fund
    Smith Barney High Income Fund
    Smith Barney Investment Grade Bond Fund
    Smith Barney Managed Governments Fund Inc.

  Tax-Exempt Funds
    Smith Barney Arizona Municipals Fund Inc.
    Smith Barney California Municipals Fund Inc.
    *Smith Barney Intermediate Maturity New York Municipals Fund
    Smith Barney Managed Municipals Fund Inc.
    Smith Barney Massachusetts Municipals Fund
    Smith Barney Muni Funds--Florida Portfolio
    Smith Barney Muni Funds--Georgia Portfolio
    *Smith Barney Muni Funds--Limited Term Portfolio
    Smith Barney Muni Funds--National Portfolio
    Smith Barney Muni Funds--New York Portfolio
    Smith Barney Muni Funds--Pennsylvania Portfolio
    Smith Barney New Jersey Municipals Fund Inc.
    Smith Barney Oregon Municipals Fund
    Smith Barney Tax-Exempt Income Fund

  International Funds
    Smith Barney World Funds, Inc.--Emerging Markets Portfolio
    Smith Barney World Funds, Inc.--European Portfolio
    Smith Barney World Funds, Inc.--Global Government Bond Portfolio Smith Barney World Funds, Inc.--International Balanced Portfolio Smith Barney World Funds, Inc.--International Equity Portfolio Smith Barney World Funds, Inc.--Pacific Portfolio

  Smith Barney Concert Allocation Series Inc.

    Smith Barney Concert Allocation Series Inc.--Balanced Portfolio

    Smith Barney Concert Allocation Series Inc.--Conservative Portfolio

    Smith Barney Concert Allocation Series Inc.--Growth Portfolio

    Smith Barney Concert Allocation Series Inc.--High Growth Portfolio

    Smith Barney Concert Allocation Series Inc.--Income Portfolio

  Money Market Funds

    +Smith Barney Exchange Reserve Fund

    ++Smith Barney Money Funds, Inc.--Cash Portfolio

    ++Smith Barney Money Funds, Inc.--Government Portfolio
    ***Smith Barney Money Funds, Inc.--Retirement Portfolio

    +++Smith Barney Municipal Money Market Fund, Inc.

    +++Smith Barney Muni Funds--California Money Market Portfolio

    +++Smith Barney Muni Funds--New York Money Market Portfolio

------------------------------------------------------------------------------
-

 * Available for exchange with Class A, Class C and Class Y shares of the
   Fund.

 ** Available for exchange with Class A, and Class Y shares of the Fund. In addition, shareholders who own Class C shares of the Fund through the Smith Barney 401(k) Program may exchange those shares for Class C shares of this Fund.

*** Available for exchange with Class A shares of the Fund.

 + Available for exchange with Class C shares of the Fund.

 ++ Available for exchange with Class A and Class Y shares of the Fund. In addition, shareholders who own Class C shares of the Fund through the Smith Barney 401(k) and ExecChoice(TM) Programs may exchange those shares for Class C shares of this fund.

+++ Available for exchange with Class A and Class Y shares of the Fund.

  Class C Exchanges. Upon an exchange, the new Class C shares will be deemed to have been purchased on the same date as the Class C shares of the Fund that have been exchanged.

  Class A and Class Y Exchanges. Class A and Class Y shareholders of the Fund who wish to exchange all or a portion of their shares for shares of the respective Class in any of the funds identified above may do so without impo-sition of any charge.

  Additional Information Regarding the Exchange Privilege. Although the exchange privilege is an important benefit, excessive exchange transactions can be detrimental to the Fund's performance and its shareholders. SBMFM may determine that a pattern of frequent exchanges is excessive and contrary to the best interests of the Fund's other shareholders. In this event, the Fund may, at its discretion, decide to limit additional purchases and/or exchanges by the shareholder. Upon such a determination the Fund will provide notice in writing or by telephone to the shareholder at least 15 days prior to sus-pending the exchange privilege and during the 15 day period the shareholder will be required to (a) redeem his or her shares in the Fund or (b) remain invested in the Fund or exchange into any of the Smith Barney Mutual Funds ordinarily available, which position the shareholder would expect to maintain for a significant period of time. All relevant factors will be considered in determining what constitutes an abusive pattern of exchanges.

  Certain shareholders may be able to exchange shares by telephone. See Redemption of Shares--Telephone Redemption and Exchange Program. Exchanges will be processed at the net asset value next determined. Redemption procedures dis-cussed below are also applicable for exchanging shares, and exchanges will be made upon receipt of all supporting documents in proper form. If the account registration of the shares of the fund being acquired is identical to the reg-istration of the shares of the fund exchanged, no signature guarantee is required. A capital gain or loss for tax purposes will be realized upon the exchange, depending upon the cost or other basis of shares redeemed. Before exchanging shares, investors should read the current prospectus describing the shares to be acquired. The Fund reserves the right to modify or discontinue exchange privileges upon 60 days prior notice to shareholders.

REDEMPTION OF SHARES


  The Fund is required to redeem the shares of the Fund tendered to it, as described below, at a redemption price equal to the net asset value per share next determined after receipt of a written request in proper form at no charge other than any applicable CDSC. Redemption requests received after the close of regular trading on the NYSE are priced at the net asset value next determined.

  If a shareholder holds shares in more than one Class, any request for redemp-tion must specify the Class being redeemed. In the event of a failure to spec-ify which Class, or if the investor owns fewer shares of the Class than speci-fied, the redemption request will be delayed until the Fund's transfer agent receives further instructions from Smith Barney, or if the shareholder's account is not with Smith Barney, from the shareholder directly. The redemption proceeds will be remitted on or before the third business day following receipt of proper tender, except on days on which the NYSE is closed or as permitted under the 1940 Act in extraordinary circumstances. Generally, if the redemption proceeds are remitted to a Smith Barney brokerage account, these funds will not be invested for the shareholder's benefit without specific instruction and Smith Barney will benefit from the use of temporarily uninvested funds. Redemp-tion proceeds for shares purchased by check, other than a certified or official bank check, will be remitted upon clearance of the check, which may take up to ten days or more.

  Shares held by Smith Barney as custodian must be redeemed by submitting a written request to a Smith Barney Financial Consultant. Shares other than those held by Smith Barney as custodian may be redeemed through an investor's Finan-cial Consultant, Introducing Broker or dealer in the selling group or by sub-mitting a written request for redemption to:

  Smith Barney Intermediate Maturity California Municipals Fund
  Class A, C or Y (please specify)
  c/o First Data Investor Services Group, Inc.
  P.O. Box 9134
  Boston, Massachusetts 02205-9134

  A written redemption request must (a) state the Class and number or dollar amount of shares to be redeemed, (b) identify the shareholder's account number and (c) be signed by each registered owner exactly as the shares are regis-tered. If the shares to be redeemed were issued in certificate form, the cer-tificates must be endorsed for transfer (or be accompanied by an endorsed stock power) and must be submitted to First Data together with the redemption request. Any signature appearing on a share certificate, stock power or redemp-tion request in excess of $2,000 must be guaranteed by an eligible guarantor institution such as a domestic bank, savings and loan institution, domestic credit union, member bank of the Federal Reserve System or member firm of a national securities exchange. Written redemption requests of $2,000 or less do not require a signature guarantee unless more than one such redemption request is made in a 10-day period. First Data may require additional supporting docu-ments for redemptions made by corporations, executors, administrators, trustees or guardians. A redemption request will not be deemed properly received until First Data receives all required documents in proper form.

 TELEPHONE REDEMPTION AND EXCHANGE PROGRAM.

  Shareholders who do not have a Smith Barney Brokerage Account may be eligible to redeem and exchange Fund shares by telephone. To determine if a shareholder is entitled to participate in this program, he or she should contact First Data at 1-800-451-2010. Once eligibility is confirmed, the shareholder must complete and return a Telephone/Wire Authorization form, including a signature guaran-tee, that will be provided by First Data upon request. (Alternatively, an investor may authorize telephone redemptions on the new account application with the applicant's signature guarantee when making his/her initial investment in the Fund.)

  Redemptions. Redemption requests of up to $10,000 of any class or classes of the Fund's shares may be made by eligible shareholders by calling First Data at
1-800-451-2010. Such requests may be made between 9:00 a.m. and 5:00 p.m. (New York City time) on any day the NYSE is open. Redemptions of shares (i) by retirement plans or (ii) for which certificates have been issued are not per-mitted under this program.

  A shareholder will have the option of having the redemption proceeds mailed to his/her address of record or wired to a bank account predesignated by the shareholder. Generally, redemption proceeds will be mailed or wired, as the case may be, on the next business day following the redemption request. In order to use the wire procedures, the bank receiving the proceeds must be a member of the Federal Reserve System or have a correspondent relationship with a member bank. The Fund reserves the right to charge shareholders a nominal fee for each wire redemption. Such charges, if any, will be assessed against the shareholders account from which shares were redeemed. In order to change the bank account designated to receive redemption proceeds, a shareholder must complete a new Telephone/Wire Authorization Form and, for the protection of the shareholder's assets, will be required to provide a signature guarantee and certain other documentation.

  Exchanges. Eligible shareholders may make exchanges by telephone if the account registration of the fund being acquired is identical to the registra-tion of the shares of the fund exchanged. Such exchange requests may be made by calling First Data at 1-800-451-2010 between 9:00 a.m. and 5:00 p.m. (New York City time) on any day on which the NYSE is open.

  Additional Information regarding Telephone Redemption and Exchange Program. Neither the Fund nor its agents will be liable for following instructions com-municated by telephone that are reasonably believed to be genuine. The Fund and its agents will employ procedures designed to verify the identity of the caller and legitimacy of instructions (for example, a shareholder's name and account number will be required and phone calls may be recorded). The Fund reserves the right to suspend, modify or discontinue the telephone redemption and exchange program or to impose a charge for this service at any time following at least seven (7) days' prior notice to shareholders.

 AUTOMATIC CASH WITHDRAWAL PLAN

  The Fund offers shareholders an automatic cash withdrawal plan, under which shareholders who own shares with a value of at least $10,000 may elect to receive periodic cash payments of at least $50 monthly or quarterly. Retirement plan accounts are eligible for automatic cash withdrawal plans only where the shareholder is eligible to receive qualified distributions and has an account value of at least $5,000. The withdrawal plan will be carried over on exchanges between funds or Classes of the Fund. Any applicable CDSC will not be waived on amounts withdrawn by a shareholder that exceed 1.00% per month of the value of the shareholder's shares subject to the CDSC at the time the withdrawal plan commences. (With respect to withdrawal plans in effect prior to November 7, 1994, any applicable CDSC will be waived on amounts withdrawn that do not exceed 2.00% per month of the value of a shareholder's shares subject to the CDSC.) For further information regarding the automatic cash withdrawal plan, shareholders should contact a Smith Barney Financial Consultant.

MINIMUM ACCOUNT SIZE

  The Fund reserves the right to involuntarily liquidate any shareholder's account in the Fund if the aggregate net asset value of the shares held in the Fund account is less than $500. (If a shareholder has more than one account in this Fund, each account must satisfy the minimum account size.) The Fund, how-ever, will not redeem shares based solely on market reductions in net asset value. Before the Fund exercises such right, shareholders will receive written notice and will be permitted 60 days to bring accounts up to the minimum to avoid involuntary liquidation.

PERFORMANCE

  From time to time, the Fund may advertise its total return, average annual total return and yield in advertisements. In addition, in other types of sales literature the Fund may include its current dividend return. These figures are computed separately for Class A, Class C and Class Y shares of the Fund. These figures are based on historical earnings and are not intended to indicate future performance. Total return is computed for a specified period of time assuming deduction of the maximum sales charge, if any, from the initial amount invested and reinvestment of all income dividends and capital gain distribu-tions on the reinvestment dates at prices calculated as stated in this Prospec-tus, then dividing the value of the investment at the end of the period so cal-culated by the initial amount invested and subtracting 100%. The standard aver-age annual total return, as prescribed by the SEC is derived from this total return, which provides the ending redeemable value. Such standard total return information may also be accompanied with nonstandard total return information for differing periods computed in the same manner but without annualizing the total return or taking sales charges into account. The yield of a Fund class refers to the net investment income earned by investments in the Class over a thirty-day period. This net investment income is then annualized; i.e., the amount of income earned by the investments during that 30-day period is assumed to be earned each 30-day period for twelve periods and is expressed as a per-centage of the investments. The yield is calculated according to a formula pre-scribed by the SEC to facilitate comparison with yields quoted by other invest-ment companies. The Fund calculates current dividend return for each Class by annualizing the most recent monthly distribution and dividing by the net asset value or the maximum public offering price (including sales charge) on the last day of the period for which current dividend return for a Fund Class is pre-sented. The current dividend return for each Class may vary from time to time depending on market conditions, the composition of its investment fund and operating expenses. These factors and possible differences in the methods used in calculating current dividend return should be considered when comparing a Class' current return to yields published for other investment companies and other investment vehicles. The Fund may also include comparative performance information in advertising or marketing its shares.

Such performance information may include data from Lipper Analytical Services, Inc. and other financial publications.

MANAGEMENT OF THE TRUST AND THE FUND


 BOARD OF TRUSTEES

  Overall responsibility for management and supervision of the Trust and the Fund rests with the Trust's Board of Trustees. The Trustees approve all signif-icant agreements between the Trust and the persons and companies that furnish services to the Fund, including agreements with the Fund's investment adviser and administrator, distributor, custodian and transfer agent. The day-to-day operations of the Fund have been delegated to the Fund's investment adviser and administrator. The Statement of Additional Information contains background information regarding each Trustee of the Trust and the executive officers of the Fund.

 INVESTMENT ADVISOR AND ADMINISTRATOR -- SBMFM

  SBMFM, located at 388 Greenwich Street, New York, New York 10013, serves as the Fund's investment adviser pursuant to a transfer of the investment advisory agreement, most recently approved by the Trust's Board of Trustees on July 17, 1996. SBMFM (through predecessor entities) has been in the investment counsel-ing business since 1934 and is a registered investment adviser. SBMFM renders investment advice to investment companies that had aggregate assets under man-agement as of February 28, 1997 in excess of $84 billion.

  Subject to the supervision and direction of the Trust's Board of Trustees, SBMFM manages the Fund's portfolio in accordance with the Fund's stated invest-ment objective and policies, makes investment decisions for the Fund, places orders to purchase and sell securities and employs professional portfolio man-agers and securities analysts who provide research services to the Fund. For investment advisory services rendered to the Fund, the Fund pays SBMFM a fee at the annual rate of 0.30% of the value of the Fund's average daily net assets. Prior to November 17, 1995, the Fund paid SBMFM an investment advisory fee at the annual rate of 0.35% of the value of the Fund's average daily net assets. For the fiscal year ended November 30, 1996, the Fund paid investment advisory fees to SBMFM in an amount equal to 0.00% of the Fund's average daily net assets. During the same period, the Fund's investment adviser waived investment advisory fees in an amount equal to 0.30% of the value of the Fund's average daily net assets.

  SBMFM also serves as the Fund's administrator and oversees all aspects of the
Fund's administration. For administration services rendered to the Fund, the Fund pays SBMFM a fee at the annual rate of 0.20% of the value of the Fund's average daily net assets. For the fiscal year ended November 30, 1996, the Fund paid an administration fee of 0.00% of the value of its average daily net assets and the administrator voluntarily waived administration fees in an amount equal to 0.20% of the value of the Fund's average daily net assets.

  Prior to July 10, 1995, The Boston Company Advisors, Inc. ("Boston Advisors") served as the Fund's sub-administrator. Under a sub-administration agreement dated July 20, 1994, Boston Advisors was paid a portion of the administration fee paid by the Fund to SBMFM at a rate agreed upon from time to time between Boston Advisors and SBMFM.

 PORTFOLIO MANAGEMENT

  Joseph P. Deane, an Investment Officer of SBMFM, has served as Vice President and Investment Officer of the Fund since it commenced operations on December 31, 1991. He manages the day-to-day operations of the Fund, including making all investment decisions.

  Management's discussion and analysis, and additional performance information regarding the Fund during the fiscal year ended November 30, 1996, is included in the Annual Report dated November 30, 1996. A copy of the Annual Report may be obtained upon request without charge from a Smith Barney Financial Consul-tant or by writing or calling the Fund at the address or phone number listed on page one of this Prospectus.

DISTRIBUTOR

  Smith Barney distributes shares of the Fund as principal underwriter and as such conducts a continuous offering pursuant to a "best efforts" arrangement requiring Smith Barney to take and pay for only such securities as may be sold to the public. Pursuant to a plan of distribution adopted by the Fund under Rule 12b-1 under the 1940 Act (the "Plan"), Smith Barney is paid a service fee with respect to Class A and Class C shares of the Fund at the annual rate of 0.15% of the average daily net assets of the respective Class. Smith Barney is also paid a distribution fee with respect to Class C shares at the annual rate of 0.20% of the average daily net assets attributable to that Class. The fees are used by Smith Barney to pay its Financial Consultants for servicing share-holder accounts and, in the case of Class C shares, to cover expenses primarily intended to result in the sale of those shares. These expenses include: adver-tising expenses; the cost of printing and mailing prospectuses to potential investors; payments to and expenses of Smith Barney Financial Consultants and other persons who provide support services in connection with the distribution of shares; interest and/or carrying charges; and indirect and overhead costs of
Smith Barney associated with the sale of Fund shares, including lease, utility, communications and sales promotion expenses.

  The payments to Smith Barney Financial Consultants for selling shares of a Class include a commission or fee paid by the investor or Smith Barney at the time of sale and, with respect to Class A and Class C shares, a continuing fee for servicing shareholder accounts for as long as a shareholder remains a holder of that Class. Smith Barney Financial Consultants may receive different levels of compensation for selling different Classes of shares.

  Payments under the Plan with respect to Class C shares are not tied exclu-sively to the shareholder distribution and service expenses actually incurred by Smith Barney and the payments may exceed distributed expenses actually incurred. The Trust's Board of Trustees will evaluate the appropriateness of the Plan and its payment terms on a continuing basis and in so doing will con-sider all relevant factors, including expenses borne by Smith Barney, amounts received under the Plan and proceeds of the CDSC.

ADDITIONAL INFORMATION


  The Trust was organized on October 17, 1991 under the laws of the Common-wealth of Massachusetts and is a business entity commonly known as a "Massachu-setts business trust."

  Each Class of the Fund represents an identical interest in the Fund's invest-ment portfolio. As a result, the Classes have the same rights, privileges and preferences, except with respect to: (a) the designation of each Class; (b) the effect of the respective sales charges for each Class; (c) the distribution and/or service fees borne by each Class pursuant to the Plan; (d) the expenses allocable exclusively to each Class; (e) voting rights on matters exclusively affecting a single Class; and (f) the exchange privilege of each Class. The Trust's Board of Trustees does not anticipate that there will be any conflicts among the interests of the holders of the different Classes. The Trustees, on an ongoing basis, will consider whether any such conflict exists and, if so, take appropriate action.

  When matters are submitted for shareholder vote, shareholders of each Class will have one vote for each full share owned and a proportionate, fractional vote for any fractional share held of that Class. Generally, shares of the Fund will be voted on a Fund-wide basis on all matters except matters affecting only the interests of one Class, in which case only shares of the affected Class would be entitled to vote.

  The Fund does not hold annual shareholder meetings. There normally will be no meetings of shareholders for the purpose of electing Trustees unless and until such time as less than a majority of the Trustees holding office have been elected by shareholders, at which time the Trustees then in office will call a shareholders' meeting for the election of Trustees.

  Shareholders of record of not less than two-thirds of the outstanding shares of the Trust may remove a Trustee through a declaration in writing or by vote cast in person or by proxy at a meeting called for that purpose. The Trustees will call a meeting for any purpose upon written request of shareholders hold-ing at least 10% of the Trust's outstanding shares and the Trust will assist shareholders in calling such a meeting as required by the 1940 Act.

  PNC, located at 17th and Chestnut Streets, Philadelphia, Pennsylvania 19103, serves as custodian of the Fund's investments.

  First Data is located at Exchange Place, Boston, Massachusetts 02109.

  The Fund sends shareholders a semi-annual report and an audited annual which includes a listing of investment securities held by the Fund at the end of the period covered. In an effort to reduce the Fund's printing and mailing costs, the Fund plans to consolidate the mailing of its semi-annual and annual reports by household. This consolidation means that a household having multiple accounts with the identical address of record will receive a single copy of each report. In addition, the Fund also plans to consolidate the mailing of its
Prospectus so that a shareholder having multiple accounts (that is, individual,
IRA and/or Self-Employed Retirement Plan accounts) will receive a single Pro-spectus annually. Shareholders who do not want this consolidation to apply to their accounts should contact their Smith Barney Financial Consultant or the Fund's Transfer Agent.

                                                                    SMITH
BARNEY
                                                ------------------------------
--
                                                A Member of
TravelersGroup[LOGO]


                                                                    SMITH
BARNEY
                                                           INTERMEDIATE
MATURITY
                                                           CALIFORNIA
MUNICIPALS

FUND

                                                            388 Greenwich
Street
                                                        New York, New York
10013

                                                                FD0248 3/97



SMITH BARNEY INVESTMENT TRUST


PART B
Smith Barney
INVESTMENT TRUST
388 Greenwich Street
New York, New York 10013
(212) 723-9218
	March 25, 1997
This Statement of Additional Information supplements the information contained in the current Prospectuses of Smith Barney Intermediate Maturity California Municipals Fund (the "California Fund") and Smith Barney Intermediate Maturity
New York Municipals Fund (the "New York Fund") dated March 25, 1997, as amended or supplemented from time to time and should be read in conjunction with the Prospectuses. The Prospectuses may be obtained by contacting a Smith Barney Financial Consultant, or by writing or calling Smith Barney Investment Trust
(the "Trust"), of which each of California Fund and New York Fund (individually referred to as a"Fund" and collectively referred to as the Funds") is a series, at the address or telephone number set forth above. This Statement of Additional Information, although not in itself a prospectus, is incorporated by reference into each Prospectus in its entirety.
TABLE OF CONTENTS
For ease of reference, the same section headings used in this Statement of Additional Information are identical to those used in each Prospectus except as noted in parentheses below:
Management of the Trust and the Funds		1
Investment Objectives and Management Policies		7
Purchase of Shares		37
Redemption of Shares 		37
Distributor		38
Valuation of Shares		41
Exchange Privilege		41
Performance Data (See in the Prospectuses "Performance ")		42
Taxes (See in the "Prospectuses Dividend, Distribution and Taxes")		47
Additional Information		48
Financial Statements		48
Appendix		49
MANAGEMENT OF THE TRUST AND THE FUNDS
The executive officers of the Funds are employees of certain of the organizations that provide services to the Fund. These organizations are as follows:
NAME	SERVICE
Smith Barney Inc.
	("Smith Barney")	Distributor
Smith Barney Mutual Funds Management Inc.
	("SBMFM")	Investment Adviser and Administrator
PNC Bank, National Association ("PNC")	Custodian
First Data Investor Services Group, Inc.,
("First Data")	Transfer Agent


These organizations and the functions they perform for the Funds are discussed in the Prospectuses and in this Statement of Additional Information

TRUSTEES AND EXECUTIVE OFFICERS OF THE TRUST
The names of the Trustees of the Trust and executive officers of the Funds, together with information as to their principal business occupations, are set forth below. The executive officers of the Funds are employees of organizations that provide services to the Funds. Each Trustee who is an "interested person" of the Trust, as defined in the Investment Company Act of 1940, as amended (the "1940 Act"), is indicated by an asterisk.
Herbert Barg, Trustee (Age 73). Private investor. His address is 273 Montgomery Avenue, Ball Cynwyd, Pennsylvania 19004.
Alfred J. Bianchetti, Trustee (Age 74). Retired; formerly Senior consultant to Dean Witter Reynolds Inc. His address is 19 Circle End Drive, Ramsey, New Jersey 07466.
Martin Brody Trustee (Age 75). Vice Chairman of the Board of Restaurant Associates, Corp. His address is HMK Associates, 30 Columbia Turnpike, Florham Park, New Jersey 07932.
Dwight B. Crane, Trustee (Age 59). Professor, Graduate School of Business Administration, Harvard University; Business Consultant. His address is Graduate School of Business Administration, Harvard University, Boston, Massachusetts 02163.
Burt N. Dorsett, Trustee (Age 67). Managing Partner of Dorsett, McCabe Capital Management, Inc., an investment counseling firm; Director of Research Corporation Technologies Inc., a non-profit patent-clearing and licensing firm. His address is 540 Madison Avenue, New York, New York 10021.
Elliot S. Jaffe, Trustee (Age 70).  Chairman of the Board and Chief
Executive of The Dress Barn, Inc. His address is 30 Dunnigan Drive, Suffern, New York 10901.
Stephen E. Kaufman, Trustee (Age 65). Attorney. His address is 277 Park Avenue, New York, New York 10172.
Joseph J. McCann, Trustee (Age 66). Financial Consultant. His address is 200 Oak Park Place, Pittsburgh, Pennsylvania 15243.
Heath B. McLendon, Chairman of the Board and Investment Officer (Age 63). Managing Director of Smith Barney, Chairman of Smith Barney Strategy Advisers Inc. and President of SBMFM; prior to July 1993, Senior Executive Vice President of Shearson Lehman Brothers Inc. ("Shearson Lehman Brothers") and Vice Chairman of Asset Management Division of Shearson Lehman Brothers. Mr. McLendon is Chairman of the Board of 42 Smith Barney Mutual Funds. His address is 388 Greenwich Street, New York, New York 10013.
Cornelius C. Rose, Jr., Trustee (Age 63).  Chairman of the Board, Cornelius
C. Rose Associates, Inc., financial consultants, and Chairman and Director of Performance Learning Systems, an education consultant. His address is P.O. Box 355, Fair Oaks, Enfield, New Hampshire 03748.
James J. Crisona, Trustee emeritus (Age 89). Attorney; formerly Justice of the Supreme Court of the State of New York. His address is 118 East 60th Street, New York, New York 10022.
Jessica M. Bibliowicz, President (Age 37).  Executive Vice President of
Smith Barney; prior to 1994, Director of Sales and Marketing for Prudential Mutual Funds; prior to 1990, First Vice President, Asset Management Division of Shearson Lehman Brothers. Ms. Bibliowicz serves as President of 40 Smith Barney Mutual Funds. Her address is 388 Greenwich Street; New York, New York 10013.
Lewis E. Daidone, Senior Vice President and Treasurer (Age 39). Managing Director of Smith Barney; and Chief Financial Officer of the Smith Barney Mutual Funds; Director and Senior Vice President of SBMFM; Prior to January 1990, Senior Vice President and Chief Financial Officer of Cortland Financial Group, Inc. Mr. Daidone serves as Senior Vice President and Treasurer of 42 Smith Barney Mutual Funds. His address is 388 Greenwich Street, New York, New York 10013.
Joseph P. Deane, Vice President and Investment Officer (Age 49).
Investment Officer of SBMFM; prior to July 1993, Managing Director of Shearson Lehman Advisors. Mr. Deane also serves as Investment Officer of 5 Smith Barney Mutual Funds. His address is 388 Greenwich Street, New York, New York 10013.
Peter Coffey, Vice President and Investment Officer (Age 52). Investment Officer of SBMFM; Managing Director of Greenwich Street Advisors, a division of SBMFM; Mr. Coffey also serves as Investment Officer of 8 Smith Barney Mutual Funds. His address is 388 Greenwich Street, New York, New York 10013. Christina T. Sydor, Secretary (Age 46). Managing Director of Smith Barney; General Counsel and Secretary of SBMFM. Ms. Sydor serves as Secretary of 42 Smith Barney Mutual Funds. Her address is 388 Greenwich Street New York, New York 10013.
As of March 6, 1997, the Trustees and officers, as a group, owned less than 1.00% of the outstanding common stock of each Fund. To the best knowledge of the Trustees, as of March 6, 1997, no shareholder or group (as that term is used in Section 13(d) of the Securities and Exchange Act of 1934) owned beneficially or of record more than 5% of the shares of either Fund.
No officer, director or employee of Smith Barney or any of its affiliates receives any compensation from the Trust for serving as an officer of the Funds or Trustee of the Trust. The Trust pays each Trustee who is not an officer, director or employee of Smith Barney or any of its affiliates a fee of $4,000 per annum plus $500 per in-person meeting and $100 per telephonic meeting. Each Trustee emeritus who is not an officer, director or employee of Smith Barney or its affiliates receives a fee of $2,000 per annum plus $250 per in-person meeting and $50 per telephonic meeting. All Trustees are reimbursed for travel and out-of-pocket expenses incurred to attend such meetings.


For the fiscal year ended November 30, 1996, the Trustees of the Trust were paid the following compensation:



Trustee (*)


Aggregate Compensation
from the Trust
Aggregate Compensation
from all Smith Barney
Mutual Funds **

Herbert Barg (18)

	$6,600
	$105,175

Alfred J. Bianchetti
(13)

	6,500
	51,500

Martin Brody (21)

	6,500
	124,286

Dwight B. Crane (24)

	6,500
	140,375

Burt N. Dorsett (13)

	6,100+
	47,400+

Elliot S. Jaffe (13)

	6,600
	51,100

Stephen E. Kaufman
(15)

	6,600
	92,336

Joseph J. McCann (13)


	6,600
	52,700

Heath B. McLendon
(42)

	--
	--

Cornelius C. Rose
(13)

	6,600
	51,400






*	Number of directorships/trusteeships held with other Smith Barney Mutual
Funds.
**	Aggregate compensation for all Smith Barney Mutual Funds is for calendar
year ended December 31, 	1996.
+ 	Pursuant to the Funds deferred compensation plan, Mr. Dorsett has elected
to defer the payment of 	some or all of the compensation due to him from
the Funds.

Investment Adviser and Administrator SBMFM
SBMFM serves as investment adviser to each of the Funds pursuant to an investment advisory agreement with the Trust which was most recently approved by the Board of Trustees, including a majority of Trustees who are not interested persons" of the Trust or SBMFM, on July 17, 1996. SBMFM is a wholly owned subsidiary of Smith Barney Holdings Inc. ("Holdings"), which, in turn, is a wholly owned subsidiary of Travelers Group Inc. ("Travelers"). The Advisory Agreement is dated July 30, 1993 (the "Advisory Agreement"), and was first approved by the Trustees, including a majority of those Trustees who are not interested persons of the Trust or Smith Barney, on April 7, 1993. The services provided by SBMFM under the Advisory Agreement are described in the Prospectuses under Management of the Trust and the Fund. SBMFM pays the salary of any officer and employee who is employed by both it and the Trust. SBMFM bears all expenses in connection with the performance of its services. As compensation for investment advisory services, each Fund pays SBMFM a fee computed daily and paid monthly at the annual rate of 0.30% of the Funds average daily net assets.
For the fiscal year ended November 30, 1994, the Funds paid SBMFM, and/or its predecessor investment adviser, investment advisory fees, and the investment adviser waived fees and reimbursed expenses as follows:


Fees Waived



and Expenses

Fund
Fees Paid
Reimbursed

California Fund
$12,828
$98,519

New York Fund
  97,097
144,592


For the fiscal year ended November 30, 1995, the Funds paid SBMFM investment advisory fees, and the investment adviser waived fees and reimbursed expenses as follows:


Fees Waived



and Expenses

Fund
Fees Paid
Reimbursed

California Fund
$22,385
$65,910

New York Fund
  82,898
115,831


For the fiscal year ended November 30, 1996, the Funds paid SBMFM investment advisory fees, and the investment adviser waived fees and reimbursed expenses as follows:


Fees Waived



and Expenses

Fund
Fees Paid
Reimbursed

California Fund
$       0
$128,361

New York Fund
32,306
  122,796


	SBMFM also serves as administrator to each of the Funds pursuant to a written agreement dated April 20, 1994 (the Administration Agreement), which was most recently approved by the Trustees of the Trust, including a majority of Trustees who are not interested persons of the Trust or SBMFM, on July 17, 1996. The services provided by SBMFM under the Administration Agreement are described in the Prospectuses under Management of the Trust and the Fund. SBMFM pays the salary of any officer and employee who is employed by both it and the Trust and bears all expenses in connection with the performance of its services.
As compensation for administrative services rendered to each Fund, SBMFM receives a fee computed daily and paid monthly at the annual rate of 0.20% of the Funds average daily net assets.
Prior to June 26, 1995, and July 10, 1995, for New York Fund and California Fund, respectively, The Boston Company Advisors, Inc. (Boston Advisors), an indirect wholly owned subsidiary of Mellon Bank Corporation, served as the Funds sub-administrator.



For the fiscal year ended November 30, 1994, the Funds paid Boston Advisors and SBMFM administration fees and Boston Advisors and SBMFM waived fees as follows:


Fees Waived



and Expenses

Fund
Fees Paid
Reimbursed

California Fund
$7,330
$56,297

New York Fund
55,483
  82,625


For the fiscal year ended November 30, 1995 the Funds paid SBMFM administration fees and SBMFM waived fees as follows:


Fees Waived



and Expenses

Fund
Fees Paid
Reimbursed

California Fund
$17,121
$37,626

New York Fund
  47,695
  65,864


For the fiscal year ended November 30, 1996 the Funds paid SBMFM administration fees and SBMFM waived fees as follows:


Fees Waived



and Expenses

Fund
Fees Paid
Reimbursed

California Fund
$       0
$85,575

New York Fund
10,906
  92,495


The Trust bears expenses incurred in its operation, including: taxes, interest, brokerage fees and commissions, if any; fees of Trustees who are not officers, directors, shareholders or employees of Smith Barney or SBMFM, Securities and Exchange Commission (SEC) fees and state Blue Sky qualification fees; charges of custodians; transfer and dividend disbursing agent fees; certain insurance premiums; outside auditing and legal expenses; costs of maintaining corporate existence; costs of investor services (including allocated telephone and personnel expenses); costs of preparing and printing prospectuses for regulatory purposes and for distribution to existing shareholders; costs of shareholders reports and shareholder meetings; and meetings of the officers or Board of Trustees of the Trust.
SBMFM has agreed that if in any fiscal year the aggregate expenses of the Trust (including fees pursuant to the Advisory Agreement and Administration Agreement, but excluding interest, taxes, brokerage fees paid pursuant to the Trusts services and distribution plan, and, with the prior written consent of the necessary state securities commissions, extraordinary expenses) exceed the expense limitation of any state having jurisdiction over the Trust, SBMFM will, to the extent required by state law, reduce its fees by the amount of such excess expenses. Such fee reductions, if any, will be reconciled on a monthly basis. The most restrictive state limitation currently applicable to the Trust would require SBMFM to reduce its fees in any year that such expenses exceed 2.50% of the first $30 million of average daily net assets, 2.00% of the next $70 million of average daily net assets and 1.50% of the remaining average daily net assets. No fee reduction was required for the fiscal years ended November 30, 1994, 1995 and 1996.


Counsel and Auditors
Willkie Farr & Gallagher serves as legal counsel to the Trust.  The Trustees who are not interested persons of the Trust have selected Stroock & Stroock &
Lavan LLP as their counsel.
	KPMG Peat Marwick LLP, independent auditors, 345 Park Avenue, New York, New
York 10154, have been selected to serve as auditors of the Trust and to render opinions on the Funds financial statements for the fiscal year ended November
30, 1997.

INVESTMENT OBJECTIVES AND MANAGEMENT POLICIES
The Prospectuses discuss the investment objective of each Fund and the principal policies to be employed to achieve that objective. Supplemental information is set out below concerning the types of securities and other instruments in which the Funds may invest, the investment policies and strategies that the Funds may utilize and certain risks attendant to those investments, policies and strategies.
United States Government Securities
Securities issued or guaranteed by the United States government or one of its agencies, authorities or instrumentalities (U.S. government securities) in which each of the California Fund and the New York Fund may invest include debt obligations of varying maturities issued by the United States Treasury or issued or guaranteed by an agency or instrumentality of the United States government, including the Federal Housing Administration, Export-Import Bank of the United States, Small Business Administration, Government National Mortgage Association, General Services Administration, Federal Home Loan Banks, Federal Home Loan Mortgage Corporation, Federal Intermediate Credit Banks, Federal National Mortgage Association, Maritime Administration, Tennessee Valley Authority, District of Columbia Armory Board, Student Loan Marketing Association, Resolution Trust Corporation and various institutions that previously were or currently are part of the Farm Credit System (which has been undergoing a reorganization since 1987). Direct obligations of the United States Treasury include a variety of securities that differ in their interest rates, maturities and dates of issuance. Because the United States government is not obligated by law to provide support to an instrumentality that it sponsors, neither of the Funds will invest in obligations issued by an instrumentality of the United States government unless SBMFM determines that the instrumentalitys credit risk does not make its securities unsuitable for investment by the Fund.
Municipal Obligations
Each of the Funds invests principally in debt obligations issued by, or on behalf of, states, territories and possessions of the United States and the District of Columbia and their political subdivisions, agencies and instrumentalities or multistate agencies or authorities, the interest from which debt obligations is, in the opinion of bond counsel to the issuer, excluded from gross income for Federal income tax purposes (Municipal Obligations). Municipal Obligations generally are understood to include debt obligations issued to obtain funds for various public purposes, including the construction of a wide range of public facilities, refunding of outstanding obligations, payment of general operating expenses and extensions of loans to public institutions and facilities. Private activity bonds that are issued by or on behalf of public authorities to finance privately operated facilities are considered to be Municipal Obligations if the interest paid on them qualifies as excluded from gross income (but not necessarily from alternative minimum taxable income) for Federal income tax purposes in the opinion of bond counsel to the issuer. Municipal Obligations may be issued to finance life care facilities, which are an alternative form of long-term housing for the elderly that offer residents the independence of a condominium life-style and, if needed, the comprehensive care of nursing home services. Bonds to finance these facilities have been issued by various state industrial development authorities. Because the bonds are secured only by the revenues of each facility and not by state or local government tax payments, they are subject to a wide variety of risks, including a drop in occupancy levels, the difficulty of maintaining adequate financial reserves to secure estimated actuarial liabilities, the possibility of regulatory cost restrictions applied to health care delivery and competition from alternative health care or conventional housing facilities.
Municipal Leases
Municipal leases are Municipal Obligations that may take the form of a lease or an installment purchase issued by state and local government authorities to obtain funds to acquire a wide variety of equipment and facilities such as fire and sanitation vehicles, computer equipment and other capital assets. These obligations have evolved to make it possible for state and local government authorities to acquire property and equipment without meeting constitutional and statutory requirements for the issuance of debt. Thus, municipal leases have special risks not normally associated with Municipal Obligations. These obligations frequently contain non-appropriation clauses that provide that the governmental issuer of the municipal lease has no obligation to make future payments under the lease or contract unless money is appropriated for such purposes by the legislative body on a yearly or other periodic basis. In addition to the non-appropriation risk, municipal leases represent a type of financing that has not yet developed the depth of marketability associated with Municipal Obligations; moreover, although the obligations will be secured by the leased equipment, the disposition of the equipment in the event of foreclosure might prove difficult. In order to limit the risks, the Fund will purchase either (a) municipal leases that are rated in the four highest categories by Moodys Investor Services, Inc. (Moodys) or Standard & Poors Corporation (S&P) or (b) unrated municipal leases that are purchased principally from domestic banks or other responsible third parties that have entered into an agreement with the Fund providing the seller will either remarket or repurchase the municipal leases within a short period after demand by the Fund.
From time to time, proposals to restrict or eliminate the Federal income tax exemption for interest on Municipal Obligations have been introduced before Congress. Similar proposals may be introduced in the future. In addition, the Internal Revenue Code of 1986, as amended, (the Code) currently provides that small issue private activity bonds will not be tax-exempt if the bonds were issued after December 31, 1986, and the proceeds were used to finance projects other than manufacturing facilities.
Special Considerations Relating To California
Exempt Obligations
As indicated in its Prospectus, the California Fund seeks its objective by investing principally in a portfolio of Municipal Obligations, the interest from which is exempt from California State personal income taxes (California Exempt Obligations").
Some of the significant financial considerations relating to the California Funds investments in California Exempt Obligations are summarized below. This summary information is derived principally from official statements and prospectuses relating to securities offerings of the State of California and various local agencies in California, available as of the date of this Statement of Additional lnformation and does not purport to be a complete description of any of the considerations mentioned herein. It is also based on the disclosure statement filed in the County of Orange bankruptcy case.
The accuracy and completeness of the information contained in such official statements and disclosure statement has not been independently verified.


Risk Factors
	Beginning in the 1990-91 fiscal year, California faced the worst economic, fiscal and budget conditions since the 1930s. Construction, manufacturing (especially aerospace), exports and financial services, among others, were severely affected. Job losses were the worst of any post-war recession and have been estimated to exceed 800,000.
	The recession seriously affected State tax revenues. It also caused increased expenditures for health and welfare programs. The State has also faced a structural imbalance in its budget with the largest programs supported by the General Fund K-12 schools and community colleges, health, welfare and corrections growing at rates higher than the growth rates for the principal revenue sources of the General Fund. (The General Fund, the State's main operating fund, consists of revenues which are not required to be credited to any other fund.) The State experienced recurring budget deficits. The State Controller reported that expenditures exceeded revenues for the four of the six fiscal years ending with 1992-93, and were essentially equal in 1993-94. According to the Department of Finance, the State suffered a continuing budget deficit of approximately $2.8 billion in the Special Fund for Economic Uncertainties. (Special Funds account for revenues obtained from specific revenue sources, and which are legally restricted to expenditures for specified purposes.)  The 1993-94 Budget Act incorporated a Deficit Reduction
Plan to repay this deficit over two years. The original budget for 1993-94 reflected revenues which exceeded expenditures by approximately $2.8 billion.
As a result of continuing recession, the excess of revenues over expenditures for the 1993-94 fiscal year was less than $300 million.  The accumulated budget deficit at June 30, 1994 was not able to be retired by June 30, 1995 as planned. When the economy failed to recover sufficiently in 1993-94, a second two-year plan was implemented in 1994-95. The accumulated budget deficits over the past several years, together with expenditures for school funding which have not been reflected in the budget, and the reduction of available internal borrowable funds, have combined to significantly deplete the State's cash resources to pay its ongoing expenses.  In order to meet its cash needs, the State has had to rely for several years on a series of external borrowings, including borrowings past the end of a fiscal year.  At the end of its 1995-96 fiscal year, however, the State did not borrow moneys into the subsequent fiscal year.
	Since the severe recession, California's economy has been recovering. Employment has grown by over 500,000 in 1994 and 1995, and the prerecession level of total employment is expected to be matched by early 1996.  The strongest growth has been in export-related industries, business services, electronics, entertainment and tourism, all of which have offset the recession-related losses which were heaviest in aerospace and defense-related industries (accounting for approximately two-thirds of the job losses), finance and insurance. Residential housing construction, with new permits for under 100,000 annual new units issued in 1994 and 1995, is weaker than in previous recoveries, but has been growing slowly since 1993.
	Sectors which are now contributing to California's recovery include construction and related manufacturing, wholesale and retail trade, transportation and several service industries such as amusements and recreation, business services, and management consulting.  Electronics is showing modest growth and the rate of decline in aerospace manufacturing is slowly diminishing. As a result of these factors, average 1994 non-farm employment exceeded expectations and grew beyond 1993 levels.
	Many California counties continue to be under severe fiscal stress. Such stress has impacted smaller, rural counties and larger urban counties such as
Los Angeles, and Orange County which declared bankruptcy in 1994.  Orange
County has implemented significant reductions in services and personnel, and continues to face fiscal constraints in the aftermath of its bankruptcy.
	The 1994-95 Fiscal Year represented the fourth consecutive year the Governor and Legislature were faced with a very difficult budget environment to produce a balanced budget.  Many program cuts and budgetary adjustments have already been made in the last three years.  The Governors May Revision to his budget proposal, recognized that the accumulated deficit could not be repaid in one year, and proposed a two-year solution.  The May Revision sets forth revenue and expenditure forecasts and revenue and expenditure proposals which would result in operating surpluses for the budget for both 1994-95 and 1995-96, and would lead to the elimination of the accumulated budget deficit, estimated at about $2.0 billion at June 30, 1994, by June 30, 1996.
The 1994-95 Budget Act, signed by the Governor on July 8, 1994, projects revenues and transfers of $41.9 billion, about $2.1 billion higher than revenues in 1993-94.  This reflected the Administrations forecast of an improved economy.  Also included in this figure was the projected receipt of about $360 million from the Federal government to reimburse the State for the cost of incarcerating undocumented immigrants.
The 1994-95 Budget Act projects General Fund expenditures of $40.9 billion, an increase of $1.6 billion over 1993-94. The Budget Act also projected Special
Fund expenditures of $13.7 billion, a 5.4% increase over 1993-94 estimated expenditures. The principal features of the Budget Act were the following:
1.	Reductions of approximately $1.1 billion in health and welfare costs.
2.	A General Fund increase of approximately $38 million in support for the University of California and $65 million for California State
University.  It was anticipated that student fees for both the U.C. and the C.S.U. will increase up to 10%.
3.	Proposition 98 funding for K-14 schools was increased by $526 million from 1993-94 levels, representing an increase for enrollment growth and inflation.  Consistent with previous budget agreements, Proposition 98 funding provided approximately $4,217 per student for K-12 schools, equal to the level in the past three years.
4.	Legislation enacted with the Budget clarified laws passed in 1992 and
1993 requiring counties and other local agencies to transfer funds to local school districts, thereby reducing State aid.  Some counties had implemented programs providing less moneys to schools if there were redevelopment agencies projects.  The legislation banned this method of transfer.  If all counties had implemented this method, General Fund aid to K-12 schools would have increased by $300 million in each of the
1994-95 and 1995-96 Fiscal Years.
5.	The Budget Act provided funding for anticipated growth in the States prison inmate population, including provisions for implementing recent legislation (the so-called Three Strikes law) which requires mandatory life sentences for certain third-time felony offenders.
6.	Additional miscellaneous cuts ($500 million) and fund transfers ($255 million) totaling in the aggregate approximately $755 million.
The 1994-95 Budget Act contained no tax increases.  Under legislation enacted for the 1993-94 Budget, the renters tax credit was suspended for 1993 and
1994.  A ballot proposition to permanently restore the renters credit after this year failed at the June 1994 election. The Legislature enacted a further one-year suspension of the renters tax credit, saving about $390 million in the 1995-96 Fiscal Year. The 1994-95 Budget assumed that the State will use a cash flow borrowing program in 1994-95 which would combine one-year notes and warrants. Issuance of warrants would allow the State to defer repayment of approximately $1 billion of its accumulated budget deficit into the 1995-96
Fiscal Year.
May 1995 reports by the Department of Finance indicated that General Fund revenues for the 1994-95 Fiscal Year exceeded projections, and expenditures were lower than projected due to slower than anticipated health/welfare caseload growth and school enrollments. The overall effect was to improve the budget by approximately $500 million, leaving an estimated deficit of about
$630 million as of June 30, 1995.
Department of Finance analysis of the 1994-95 fiscal Year budget indicated
that approximately $98 million was appropriated for the State to offset costs of incarcerating illegal immigrants, in contrast to the $356 million assumed for this purpose by the State's 1994-95 Budget Act. Approximately $33 million of these funds were estimated to be received by the State during the 1994-95 Fiscal Year, with the remainder to be received the following fiscal year. Departing from 1994-95 Fiscal Year assumptions, the federal budget contains
$400 million in additional funding for refugee assistance and health costs. However, the Department of Finance did not expect that the State would continue its efforts to obtain all or a portion of these federal funds.
The state began the 1995-96 Fiscal Year with strengthening revenues based on an improving economy and the smallest nominal "budget gap" to be closed in many years.
The 1995-96 Budget Act, signed by the Governor on August 3, 1995, projects
General Fund revenues and transfers of $44.1 billion, about $2.2 billion higher than projected revenues in 1994-95.  The Budget Act projects Special
Fund revenues of $21.7 billion, an increase from $12.1 billion projected in 1994-95. The Department of Finances released updated projections for the
1995-96 fiscal year in May, 1996, estimating that revenues and transfers to be $46.1 billion, approximately $2 billion over the original fiscal year estimate. Expenditures also increased, to an estimated $45.4 billion, as a result of the requirement to expend revenues for schools under Proposition 98, and, among other things, failure of the federal government to budget new aid for illegal immigrant costs which had been counted on to allow reductions in costs.
The principal features of the Budget Act were the following:
1. 	Proposition 98 funding for schools and community colleges will increase by about $1 billion (General Fund) and $1.2 billion total above revised 1994-95 levels.  Because of higher than projected revenues in 1994-95, an additional $543 million is appropriated to the
1994-95 Proposition 98 entitlement.  A significant component of this amount is a block grant of about $54 per pupil for any one-time purpose.  Per-pupil expenditures are projected to increase by another
$126 in 1995-96 to $4,435.  A full 2.7% cost of living allowance is funded for the first time in several years.  The budget compromise anticipated a settlement of the CTA v. Gould litigation.
2. 	Cuts in health and welfare costs totaling about $900 million, some of which would require federal legislative approval.
3. 	A 3.5% increase in funding for the University of California ($90 million General Fund) and the California State University system ($24 million General Fund), with no increases in student fees.
4. 	The updated Budget assumes receipt of $494 million in new federal aid for costs of illegal immigrants, in excess of federal government commitments.
5. 	General Fund support for the Department of corrections is increased by about 8 percent over 1994-95, reflecting estimates of increased prison population.  This amount is less than was proposed in the 1995
Governor's Budget.
1996-97 Budget
The 1996-97 Budget Act was signed by the Governor on July 15, 1996, and projected General Fund revenues and transfers of approximately $47.64 billion and General Fund expenditures of approximately $47.25 billion. The Governor vetoed abut $82 million of appropriations (both General Fund and Special Fund)
and the State has implemented its regular cash flow borrowing program with the issuance of $3.0 billion of Revenue Anticipation Notes to mature on or before
June 30, 1997. The 1996-97 Budget Act appropriated a budget reserve in the Special Fund for Economic Uncertainties of $305 million, as of June 30, 1997.
The Department of Finance projects that, on June 30, 1997, the State's available internal borrowable (cash) resources will be approximately $2.9 billion, after payment of all obligations due by that date, so that no cross-fiscal year borrowing will be needed.
The State Legislature rejected the Governor's proposed 15% cut in personal income taxes (to be phased over three years), but did approve a 5% cut in bank and corporation taxes, to be effective for income years starting on June 1,
1997.  As a result, revenues for the Fiscal Year will be an estimated $550 million higher than projected in the May Revision to the 1996-97 Budget, and are now estimated to total $47.643 billion, a 3.3 percent increase over the final estimated 1995-96 revenues.  Special Fund revenues are estimated to be
$13.3 billion.
The Budget Act contains General Fund appropriations totaling $47.251 billion, a 4.0 percent increase over the final estimated 1995-96 expenditures. Special Fund expenditures are budgeted at $12.6 billion.
The following are the principal features of the 1996-97 Budget Act:
1. 	Proposition 98 funding for schools and community colleges will increase by about $1.6 billion.  Almost half of this money was budgeted to fund class-size reduction in kindergarten and grades 1-3.  Also, for the second year in a row, the full cost of living allowance (3.2 percent) was funded.  The Proposition 98 increases have brought K-12 expenditures to almost $4,800 per pupil (also called per ADA, or
Average Daily Attendance), an almost 15% increase over the level prevailing during the recession years.  Community colleges will receive an increase in funding of $157 million for 1996-97 out of this $1.6 billion total.
2. 	Proposed cuts in health and welfare totaling $660 million.  All of these cuts require federal law changes (including welfare reform), federal waivers, or federal budget appropriations in order to be achieved.  The 1996-97 Budget Act assumes approval/action by October,
1996, with the savings to be achieved beginning in November, 1996.  The
1996-97 Budget Act was based on continuation of previously approved assistance levels for Aid to Families with Dependent Children and other health and welfare programs, which had been reduced in prior years, including suspension of State authorized cost of living increases.
Part of the federal actions referred to above is approval to maintain reduced assistance levels in 1996-97.  The Legislature did not approve the Governor's proposal for further cuts in these assistance levels.
The Budget Act does include some $92 million for a variety of preventive programs in health and social services areas such as the prevention of teenage pregnancy and domestic violence.
3. 	A 4.9 percent increase in funding for the University of California
($130 million General Fund) and the California State University system
($101 million General Fund), with no increases in student fees, maintaining the second year of the Governor's four-year "Compact" with the State's higher education units.
4. 	The 1996-97 Budget Act assumed the federal government will provide approximately $700 million in new aid for incarceration and health care costs of illegal immigrants.  These funds reduce appropriations in these categories that would otherwise have to be paid from the General
Fund.  (For purposes of cash flow projections, the Department of
Finance expects $540 million of this amount to be received during the
1996-97 fiscal year.)
5. 	General Fund support for the Department of Corrections was increased by about 7 percent over the prior year, reflecting estimates of increased prison population.
6. 	With respect to aid to local governments, the principal new programs included in the 1996-97 Budget Act are $100 million in grants to cities and counties for law enforcement purposes, and budgeted $50 million for competitive grants to local governments for programs to combat juvenile crime. The 1996-97 Budget Act also assumed that legislation will be adopted to revise the Trial Court Funding program, so that future increases in trial court costs will be funded by the State; this change will not have a significant impact in 1996-97.
The 1996-97 Budget Act did not contain any tax increases. As noted, there was a reduction in corporate taxes. In addition, the Legislature approved another one-year suspension of the Renters Tax Credit, saving $520 million in expenditures.
THE FOREGOING DISCUSSION IS BASED ON OFFICIAL STATEMENTS AND OTHER
INFORMATION PROVIDED BY THE STATE OF CALIFORNIA.  THE STATE HAS INDICATED THAT
ITS DISCUSSION OF BUDGETARY INFORMATION IS BASED ON ESTIMATES AND PROJECTIONS
OF REVENUES AND EXPENDITURES FOR THE CURRENT FISCAL YEAR AND MUST NOT BE
CONSTRUED AS STATEMENTS OF FACT; THE ESTIMATES AND PROJECTIONS ARE BASED UPON VARIOUS ASSUMPTIONS WHICH MAY BE AFFECTED BY NUMEROUS FACTORS, INCLUDING
FUTURE ECONOMIC CONDITIONS IN THE STATE AND THE NATION, AND THERE CAN BE NO ASSURANCE THAT THE ESTIMATES WILL BE ACHIEVED.
Recent Voter Initiative
"Proposition 218" or the "Right to vote on Taxes Act" (the "Proposition") was approved by the California electorate at the November, 1996 general election. Officially titled "Voter Approval For Local Government Taxes, Limitation on Fees, Assessments and Charges Initiative Constitutional
Amendment," the Act was approved by a majority of the voters voting at the election and adds Articles XIIIC and XIIID to the California Constitution.
The Proposition, among other things, requires local government to follow certain procedures in imposing or increasing any fee or charge as defined.
"Fee" or "charge" is defined to mean "any levy other than an ad valorem tax, a special tax or an assessment imposed by an agency upon a parcel or upon a person as an incident of property ownership, including user fees or charges for a property related service."
The procedure required by the Proposition to impose or increase any fee or charge include a public hearing upon the proposed fee or charge and the opportunity to present written protests by the owners of the parcels subject to the proposed fee or charge. If written protests against the proposed fee or charge are presented by a majority of owners of the identified parcels, the local government shall not impose the fee or charge.
The Proposition further provides as follows:
"Except for fees or charges for sewer, water, and refuse collection services, no property related fee or charge shall be imposed or increased unless and until such fee or charge is submitted and approved by a majority vote of the property owners of the property subject to the fee or charge or, at the option of the agency, by a two thirds vote of the electorate residing in the affected area."
Additionally, the Proposition provides, with respect to standby charges, as follows:
"No fee or charge may be imposed for a service unless that service is actually used by, or immediately available to, the owner of the property in question. Fees or charges based on potential or future use of a service are not permitted. Standby charges, whether characterized as charges or assessments, shall be classified as assessments and shall not be imposed without compliance with Section 4 of this Article."
The Proposition provides that beginning July 1, 1997, all fees and charges shall comply with the Proposition's requirements.
The Proposition is silent with respect to future increases of pre-existing fees or charges which are pledged to payment of indebtedness or obligations previously incurred by the local government. Presumably, the Proposition cannot preempt outstanding contractual obligations protected by the contract impairment clause of the federal constitution. However, with respect to any given situation or case, litigation may be the method which will settle any question concerning the authority of a local government to increase fees or charges outside of the strictures of the Proposition in order to meet contractual obligations.
Proposition 218 also contains a new provision subjecting "matters of reducing or repealing any local tax, assessments and charges" to the initiative power. This means that no city or local agency revenue source is safe from reduction or repeal pursuant to the initiative process.
Litigation concerning various elements of the Proposition may ultimately ensue and clarifying legislation may be enacted.
State Appropriations Limit
The State is subject to an annual appropriations limit imposed by Article
XIIIB of the State Constitution (the "Appropriations Limit"), and is prohibited from spending "appropriations subject to limitation" in excess of the Appropriations Limit. Article XIIIB originally adopted in 1979, was modified substantially by Propositions 98 and 111 in 1988 and 1990, respectively. "Appropriations subject to limitation" are authorizations to spend "proceeds of taxes," which consist of tax revenues and certain other funds, including proceeds from regulatory licenses, user charges or other fees to the extent that such proceeds exceed the reasonable cost of providing the regulation, product or service. The Appropriations Limit is based on the limit for the prior year, adjusted annually for certain changes, and is tested over consecutive two-year periods. Any excess of the aggregate proceeds of taxes received over such two-year period above the combined Appropriation
Limits for those two years is divided equally between transfers to K-14 districts and refunds to taxpayers.
Exempted from the Appropriation Limit are debt service costs of certain bonds, court or federally mandated costs, and, pursuant to Proposition 111, qualified capital outlay projects and appropriations or revenues derived from any increase in gasoline taxes and motor vehicle weight fees above January 1, 1990 levels. Some recent initiatives were structured to create new tax revenues dedicated to specific uses and expressly exempted from the Article
XIIIB limits. The Appropriations Limit may also be exceeded in cases of emergency arising from civil disturbance or natural disaster declared by the Governor and approved by two-thirds of the Legislature. If not so declared and approved, the Appropriations Limit for the next three years must be reduced by the amount of the excess.
Article XIIIB, as amended by Proposition 98 on November 8, 1988, also establishes a minimum level of state funding for school and community college districts and requires that excess revenues up to a certain limit be transferred to schools and community college districts instead of returned to the taxpayers. Determination of the minimum level of funding is based on several tests set forth in proposition 98. During fiscal year 1991-1992 revenues were smaller than expected, thus reducing the payment owed to schools in 1991-92 under alternate "test" provisions. In response to the changing revenue situation, and to fully fund the Proposition 98 guarantee in the 1991-1992 and 1992-1993 fiscal years without exceeding it, the Legislature enacted legislation to reduce 1991-92 appropriations. The amount budgeted to schools but which exceeded the reduced appropriations treated as a non-Proposition 98 short-term loan in 1991-92. As part of the 1992-93 Budget, $1.083 billion of the amount budgeted to K-14 schools was designated to "repay" the prior year loan, thereby reducing cash outlays in 1992-93 by that amount. To maintain per-average daily attendance ("ADA") funding, the 1992-93 Budget included loans of $732 million to K-12 schools and $241 million to community colleges, to be repaid from future Proposition 98 entitlements. The 1993-94 Budget also provided new loans to $609 million to K-12 schools and $178 million to community colleges to maintain ADA funding. These loans have been combined with the 1992-93 fiscal year loans into one loan of $1.760 billion, to be repaid from future years' Proposition 98 entitlements, and conditioned upon maintaining current funding levels per pupil at K-12 schools.
A Sacramento County Superior Court in California Teachers Association, et al. v Gould, et al., ruled that the 1992-93 loans to K-12 schools and community colleges violate Proposition 98. As part of the negotiations leading to the 1995-96 Budget Act, an oral agreement was reached to settle this case. The parties reached a conditional final settlement of the case in April, 1996. The settlement required adoption of legislation satisfactory to the parties to implement its terms, which has occurred, and final approval by the court, which was pending in early July, 1996.
The settlement provides, among other things, that both the State and K-14 schools share in the repayment of prior years' emergency loans to schools. Of the total $1.76 billion in loans, the State will repay $935 million by forgiveness of the amount owed, while schools will repay $825 million. The
State share of the repayment will be reflected as expenditures above the current Proposition 98 base circulation. The schools' share of the repayment will count as appropriations that count toward satisfying the Proposition 98 guarantee, or from "below" the current base. Repayments are to be spread over the eight-year period beginning 1994-95 through 2002-03. Once the Director of Finance certifies that a settlement has occurred, approximately $377 million in appropriations from the 1995-96 fiscal year to schools will be disbursed. Because of the complexities of Article XIIIB, the ambiguities and possible inconsistencies in its terms, the applicability of its exceptions and exemptions and the impossibility of predicting future appropriations, the Trust cannot predict the impact of this or related legislation on the bonds in the Trust Portfolio. Other Constitutional amendments affecting state and local taxes and appropriations have been proposed from time to time. If any such initiatives are adopted, the state could be pressured to provide addition financial assistance to local governments or appropriate revenues as mandated by such initiatives. Propositions such a Proposition 98 and others that may be adopted in the future, may place increasing pressure on the State's budget over future years, potentially reducing resources available for other State programs, especially to the extent that the Article XIIIB spending limit would restrain the State's ability to fund such other programs by raising taxes.
State Indebtedness
As of July 1, 1996, the State had over $18.20 billion aggregate amount of its general obligation bonds outstanding. General obligation bond authorizations in an aggregate amount of approximately $4.31 billion remained unissued as of July 1, 1996. The State also builds and acquires capital facilities through the use of lease purchase borrowing. As of July 1, 1996, the State had approximately $5.85 billion of outstanding Lease-Purchase Debt.
In addition to the general obligation bonds, State agencies and authorities had approximately $20.77 billion aggregate principal amount of revenue bonds and notes outstanding as of June 30,1996. Revenue bonds represent both obligations payable from State revenue-producing enterprises and projects, which are not payable from the General Fund, and conduit obligations payable only from various public works and exposition projects, educational facilities (including the California State University and University of California's systems), housing, health facilities and pollution control facilities.
Litigation
The State is a party to numerous legal proceedings. In addition, the State is involved in certain other legal proceedings that, if decided against the State, might require the State to make significant future expenditures or impair future revenue sources. Examples of such cases include challenges to certain vehicle license fees and challenges to the State's use of Public
Employee Retirement System funds to offset future State and local pension contributions. Other cases which could significantly impact revenue or expenditures involve challenges of payments of wages under the Fair Labor Standards Act, the method of determining gross insurance premiums involving health insurance, property tax challenges, challenges of transfer of moneys from State Treasury special fund accounts to the State's General Fund pursuant to 1991, 1992, 1993 and 1994 Budget Acts. Because of the prospective nature of these proceedings, it is not presently possible to predict the outcome of such litigation or estimate the potential impact on the ability of the State to pay debt service on its obligation.
Ratings
During 1996, the ratings of California's general obligation bonds was upgraded by the following rating agencies. Recently Standard & Poor's Ratings Group upgraded its rating of such debt to A+; the same rating has been assigned to such debt by Fitch Investors Service. Moody's Investors Service has assigned such debt an A1 rating. There is no assurance that such ratings will continue for any given period of time or that they will not be revised downward or withdrawn entirely if, in the judgment of the particular rating agency, circumstances so warrant.
The Trust believes the information summarized above describes some of the more significant aspects relating to the California Trust. The sources of such information are Preliminary Official Statements and Official Statements relating to the State's general obligation bonds and the States revenue anticipation notes, or obligations of other issuers located in the State of California, or other publicly available documents. Although the Sponsor has not independently verified this information, it has no reason to believe that such information is not correct in all material respects.
CONSTITUTIONAL, LEGISLATIVE AND OTHER FACTORS.  Certain California
Constitutional amendments, legislative measures, executive orders, administrative regulations and voter initiatives could result in the adverse effects described below. The following information constitutes only a brief summary, does not purport to be a complete description, and is based on information drawn from official statements and prospectuses relating to securities offerings the State of California and various local agencies in California available as of the date of the Statement of Additional
Information.
Certain of the California Municipal Obligations in which the Fund may invest may be obligations of issuers which rely in whole or in part on California
State revenues for payment of these obligations. Property tax revenues and a portion of the States General Fund surplus are distributed to counties, cities and their various taxing entities and the State assumes certain obligations therefore paid out of local funds. Whether and to what extent a portion of the States General Fund will be distributed in the future to counties, cities and their various entities, is unclear. In 1988, California enacted legislation providing for a waters-edge combined reporting method if an election fee was paid and other conditions met. On October 6, 1993, California Governor Pete Wilson signed Senate Bill 671 (Alquist) which modifies the unitary tax law by deleting the requirements that a taxpayer electing to determine its income on a waters-edge basis pay a fee and file a domestic disclosure spreadsheet and instead requiring an annual information return. The Franchise Tax Board is reported to have estimated state revenue losses from the Legislation as growing from $27 million in 1993-94 to $616 million in 1999-2000, but others, including former Assembly Speaker Willie
Brown, disagree with that estimate and assert that more revenue will be generated for California, rather than less, because of an anticipated increase in economic activity and additional revenue generated by the incentives in the Legislation.
Certain of the California Municipal Obligations may be obligations of issuers who rely in whole or in part on ad valorem real property taxes as a source of revenue. On June 6, 1978, California voters approved an amendment to the California Constitution known as Proposition 13, which added Article XIIIA to the California Constitution. The effect of Article XIIIA is to limit ad valorem taxes on real property and to restrict the ability of taxing entities to increase real property tax revenues. On November 7, 1978, California voters approved Proposition 8, and on June 3, 1986, California voters approved Proposition 46, both of which amended Article XIIIA. Section 1 of Article
XIIIA limits the maximum ad valorem tax on real property to 1% of full cash value (as defined in Section 2), to be collected by the counties and apportioned according to law; provided that the 1% limitation does not apply to ad valorem taxes or special assessments to pay the interest and redemption charges on (a) any indebtedness approved by the voters prior to July 1, 1978, or (b) any bonded indebtedness for the acquisition or improvement of real property approved on or after July 1, 1978, by two-thirds of the votes cast by the voters voting on the proposition. Section 2 of Article XIIIA defines full cash value to mean the County Assessors valuation of real property as shown on the 1975/76 tax bill under full cash value or, thereafter, the appraised value of real property when purchased, newly constructed, or a change in ownership has occurred after the 1975 assessment. The full cash value may be adjusted annually to reflect inflation at a rate not to exceed 2% per year, or reduction in the consumer price index or comparable local data, or reduced in the event of declining property value caused by damage, destruction or other factors. The California State Board of Equalization has adopted regulations, binding on county assessors, interpreting the meaning of change in ownership and new construction for purposes of determining full cash value of property under Article XIIIA.
Legislation enacted by the California Legislature to implement Article XIIIA (Statutes of 1978, Chapter 292, as amended) provides that notwithstanding any other law, local agencies may not levy any ad valorem property tax except to pay debt service on indebtedness approved by the voters prior to July 1, 1978, and that each county will levy the maximum tax permitted by Article XIIIA of $4.00 per $100 assessed valuation (based on the former practice of using 25%, instead of 100%, of full cash value as the assessed value for tax purposes).
The legislation further provided that, for the 1978/79 fiscal year only, the tax levied by each county was to be apportioned among all taxing agencies within the county in proportion to their average share of taxes levied in certain previous years. The apportionment of property taxes for fiscal years after 1978/79 has been revised pursuant to Statutes of 1979, Chapter 282, which provides relief funds from State moneys beginning in fiscal year 1979/80 and is designed to provide a permanent system for sharing State taxes and budget funds with local agencies. Under Chapter 282, cities and counties receive more of the remaining property tax revenues collected under Proposition 13 instead of direct State aid. School districts receive a correspondingly reduced amount of property taxes, but receive compensation directly from the State and are given additional relief. Chapter 282 does not affect the derivation of the base levy ($4.00 per $100 of assessed valuation) and the bonded debt tax rate.
On November 6, 1979, an initiative known as Proposition 4 or the Gann
Initiative was approved by the California voters, which added Article XIIIB to the California Constitution. Under Article XIIIB, State and local governmental entities have an annual appropriations limit and are not allowed to spend certain monies called appropriations subject to limitation in an amount higher than the appropriations limit. Article XIIIB does not affect the appropriation of moneys which are excluded from the definition of appropriations subject to limitation, including debt service on indebtedness existing or authorized as of January 1, 1979, or bonded indebtedness subsequently approved by the voters. In general terms, the appropriations limit is required to be based on the limit for the prior year adjusted annually for certain changes and is tested over consecutive two year periods.
Article XXIIIB also provides that any excess of aggregate proceeds of taxes received over such two year period above the combined appropriation limits for those two years is divided equally between transfers to K-14 districts and refunds to taxpayers.
At the November 8, 1988 general election, California voters approved an initiative known as Proposition 98. This initiative amends Article XIIIB to require that (a) the California Legislature establish a prudent state reserve fund in an amount as it shall deem reasonable and necessary and (b) revenues in excess of amounts permitted to be spent and which would otherwise be returned pursuant to Article XIIIB by revision of tax rates or fee schedules, be transferred and allocated (up to a maximum of 4%) to the State School Fund and be expended solely for purposes of instructional improvement and accountability. No such transfer or allocation of funds will be required if certain designated state officials determine that annual student expenditures and class size meet certain criteria as set forth in Proposition 98. Any funds allocated to the State School Fund shall cause the appropriation limits established in Article XIIIB to be annually increased for any such allocation made in the prior year.
Proposition 98 also amends Article XVI to require that the State of California provide a minimum level of funding for public schools and community colleges. Commencing with the 1988-89 fiscal year, state monies to support school districts and community college districts shall equal or exceed the lesser of
(a) an amount equaling the percentage of state general revenue bonds for school and community college districts in fiscal year 1986-87, or (b) an amount equal to the prior years state general fund proceeds of taxes appropriated under Article XIIIB plus allocated proceeds of local taxes, after adjustment under Article XIIIB. The initiative permits the enactment of legislation, by a two-thirds vote, to suspend the minimum funding requirement for one year.
On June 30, 1989, the California Legislature enacted Senate Constitutional Amendment 1, a proposed modification of the California Constitution to alter the spending limit and the education funding provisions of Proposition 98.
Senate Constitutional Amendment 1, on the June 5, 1990 ballot as Proposition
111, was approved by the voters and took effect on July 1, 1990. Among a number of important provisions, Proposition 111 recalculates spending limits for the State and for local governments, allows greater annual increases to the limits, allows the averaging of two years tax revenues before requiring action regarding excess tax revenues, reduces the amount of the funding guarantee in recession years for school districts and community college districts (but with a floor of 40.9% of State General Fund tax revenues), removes the provision of Proposition 98 which included excess moneys transferred to school districts and community college districts in the base calculation for the next year, limits the amount of State tax revenue over the limit which would be transferred to school districts and community college districts, and exempts increased gasoline taxes and truck weight fees from the State appropriations limit. Additionally, Proposition 111 exempts from the State appropriations limit funding for capital outlays.
Article XIIIB, like Article XIIIA, may require further interpretation by both the Legislature and the courts to determine its applicability to specific situations involving the State and local taxing authorities. Depending upon the interpretation, Article XIIIB may limit significantly a governmental entitys ability to budget sufficient funds to meet debt service on bonds and other obligations.
On November 4, 1986, California voters approved an initiative statute known as Proposition 62. This initiative (a) requires that any tax for general governmental purposes imposed by local governments be approved by resolution or ordinance adopted by a two-thirds vote of the governmental entitys legislative body and by a majority vote of the electorate of the governmental entity, (b) requires that any special tax (defined as taxes levied for other than general governmental purposes) imposed by a local governmental entity be approved by a two-thirds vote of the voters within that jurisdiction, (c) restricts the use of revenues from a special tax to the purposes or for the service for which the special tax was imposed, (d) prohibits the imposition of ad valorem taxes on real property by local governmental entities except as permitted by Article XIIIA, (e) prohibits the imposition of transaction taxes and sales taxes on the sale of real property by local governments, (f) requires that any tax imposed by a local government on or after August 1, 1985 be ratified by a majority vote of the electorate within two years of the adoption of the initiative or be terminated by November 15, 1988, (g) requires that, in the event a local government fails to comply with the provisions of this measure, a reduction in the amount of property tax revenue allocated to such local government occurs in an amount equal to the revenues received by such entity attributable to the tax levied in violation of the initiative, and
(h) permits these provisions to be amended exclusively by the voters of the State of California. A decision of the California Supreme Court upholding the validity of Proposition 62 became final in December of 1995.
On November 8, 1988, California voters approved Proposition 87.  Proposition
87 amended Article XVI, Section 16, of the California Constitution by authorizing the California Legislature to prohibit redevelopment agencies from receiving any of the property tax revenue raised by increased property tax rates levied to repay bonded indebtedness of local governments which is approved by voters on or after January 1, 1989. It is not possible to predict whether the California Legislature will enact such a prohibition nor is it possible to predict the impact of Proposition 87 on redevelopment agencies and their ability to make payments on outstanding debt obligations.
Certain California Exempt Obligations in which the Fund may invest may be obligations that are payable solely from the revenues of health care institutions. Certain provisions under California law may adversely affect such revenues and, consequently, payment on those California Exempt
Obligations.
The Federally sponsored Medicaid program for health care services to eligible welfare beneficiaries in California is known as the Medi-Cal program. Historically, the Medi-Cal program has provided for a cost-based system of reimbursement for inpatient care furnished to Medi-Cal beneficiaries by any hospital wanting to participate in the Medi-Cal program, provided such hospital met applicable requirements for participation. California law now provides that the State of California shall selectively contract with hospitals to provide acute inpatient services to Medi-Cal patients. Medi-Cal contracts currently apply only to acute inpatient services. Generally, such selective contracting is made on a flat per diem payment basis for all services to Medi-Cal beneficiaries, and generally such payment has not increased in relation to inflation, costs or other factors. Other reductions or limitations may be imposed on payment for services rendered to Medi-Cal beneficiaries in the future.
Under this approach, in most geographical areas of California, only those hospitals which enter into a Medi-Cal contract with the State of California will be paid for non-emergency acute inpatient services rendered to Medi-Cal beneficiaries. The State may also terminate these contracts without notice under certain circumstances and is obligated to make contractual payments only to the extent the California legislature appropriates adequate funding therefor.
In February 1987, the Governor of the State of California announced that payments to Medi-Cal providers for certain services (not including hospital acute inpatient services) would be decreased by 10% through June 1987.
However, a Federal district court issued a preliminary injunction preventing application of any cuts until a trial on the merits can be held. If the injunction is deemed to have been granted improperly, the State of California would be entitled to recapture the payment differential for the intended reduction period. It is not possible to predict at this time whether any decreases will ultimately be implemented.
California enacted legislation in 1982 that authorizes private health plans and insurers to contract directly with hospitals for services to beneficiaries on negotiated terms. Some insurers have introduced plans known as preferred provider organizations (PPOs), which offer financial incentives for subscribers who use only the hospitals which contract with the plan. Under an exclusive provider plan, which includes most health maintenance organizations
(HMOs), private payors limit coverage to those services provided by selected hospitals. Discounts offered to HMOs and PPOs may result in payment to the contracting hospital of less than actual cost and the volume of patients directed to a hospital under an HMO or PPO contract may vary significantly from projections. Often, HMO or PPO contracts are enforceable for a stated term, regardless of provider losses or of bankruptcy of the respective HMO or PPO. It is expected that failure to execute and maintain such PPO and HMO contracts would reduce a hospitals patient base or gross revenues.
Conversely, participation may maintain or increase the patient base, but may result in reduced payment and lower net income to the contracting hospitals.
Such California Exempt Obligations may also be insured by the State of California pursuant to an insurance program implemented by the Office of Statewide Health Planning and Development for health facility construction loans. If a default occurs on insured California Exempt Obligations, the State Treasurer will issue debentures payable out of a reserve fund established under the insurance program or will pay principal and interest, on an unaccelerated basis from unappropriated State funds. At the request of the Office of Statewide Health Planning and Development, Arthur D. Little, Inc. prepared a study in December 1983 to evaluate the adequacy of the reserve fund established under the insurance program and, based on certain formulations and assumptions found the reserve fund substantially underfunded. In 1986, Arthur
D. Little, Inc. prepared an update of the study and concluded that an additional 10% reserve be established for multi-level facilities. For the balance of the reserve fund, the update recommended maintaining the current reserve calculation method. In March 1990, Arthur D. Little, Inc. prepared a further review of the study and recommended that separate reserves continue to be established for multi-level facilities at a reserve level consistent with those that would be required by an insurance company.
Certain California Exempt Obligations in the Fund may be obligations which are secured in whole or in part by a mortgage or deed of trust on real property. California has five principal statutory provisions which limit the remedies of a creditor secured by a mortgage or deed of trust. Two limit the creditors right to obtain a deficiency judgment, one limitation being based on the method of foreclosure and the other on the type of debt secured. Under the former, a deficiency judgment is barred when the foreclosure is accomplished by means of a nonjudicial trustees sale. Under the latter, a deficiency judgment is barred when the foreclosed mortgage or deed of trust secures certain purchase money obligations. Another California statute, commonly known as the one form of action rule, requires creditors secured by real property to exhaust their real property security by foreclosure before bringing a personal action against the debtor. The fourth statutory provision limits any deficiency judgment obtained by a creditor secured by real property following a judicial sale of such property to the excess of the outstanding debt over the fair value of the property at the time of the sale, thus preventing the creditor from obtaining a large deficiency judgment against the debtor as the result of low bids at a judicial sale. The fifth statutory provision gives the debtor the right to redeem the real property from any judicial foreclosure sale as to which a deficiency judgment may be ordered against the debtor.
Upon the default of a mortgage or deed of trust with respect to California real property, the creditors nonjudicial foreclosure rights under the power of sale contained in the mortgage or deed of trust are subject to the constraints imposed by California law upon transfers of title to real property by private power of sale. During the three-month period beginning with the filing of a formal notice of default, the debtor is entitled to reinstate the mortgage by making any overdue payments. Under standard loan servicing procedures, the filing of the formal notice of default does not occur unless at least three full monthly payments have become due and remain unpaid. The power of sale is exercised by posting and publishing a notice of sale for at least 20 days after expiration of the three-month reinstatement period. Therefore, the effective minimum period for foreclosing on a mortgage could be in excess of seven months after the initial default. Such time delays in collections could disrupt the flow of revenues available to an issuer for the payment of debt service on the outstanding obligations if such defaults occur with respect to a substantial number of mortgages or deeds of trust securing an issuers obligations.
In addition, a court could find that there is sufficient involvement of the issuer in the nonjudicial sale of property securing a mortgage for such private sale to constitute state action, and could hold that the private-right-of-sale proceedings violate the due process requirements of the Federal or State Constitutions, consequently preventing an issuer from using the nonjudicial foreclosure remedy described above.
Certain California Exempt Obligations in the Fund may be obligations which finance the acquisition of single family home mortgages for low and moderate income mortgagors. These obligations may be payable solely from revenues derived from the home mortgages, and are subject to Californias statutory limitations described above applicable to obligations secured by real property. Under California antideficiency legislation, there is no personal recourse against a mortgagor of a single family residence purchased with the loan secured by the mortgage, regardless of whether the creditor chooses judicial or nonjudicial foreclosure.
Under California law, mortgage loans secured by single-family owner-occupied dwellings may be prepaid at any time. Prepayment charges on such mortgage loans may be imposed only with respect to voluntary prepayments made during the first five years during the term of the mortgage loan, and cannot in any event exceed six months advance interest on the amount prepaid in excess of 20% of the original principal amount of the mortgage loan. This limitation could affect the flow of revenues available to an issuer for debt service on the outstanding debt obligations which financed such home mortgages.
ADDITIONAL CONSIDERATIONS. With respect to Municipal Obligations issued by the State of California and its political sub-divisions, (i.e., California
Exempt Obligations) the Fund cannot predict what legislation, if any, may be proposed in the California State Legislature as regards the California State personal income tax status of interest on such obligations, or which proposals, if any, might be enacted. Such proposals, if enacted, might materially adversely affect the availability of California Exempt Obligations for investment by the Fund and the value of the Funds portfolio. In such an event, the Trustees would reevaluate the Funds investment objective and policies and consider changes in its structure or possible dissolution.

Special Consideration Relating to New York
Exempt Obligations
New York Trust
Risk Factors-The information set forth below is derived from the official statements and/or preliminary drafts of official statements prepared in connection with the issuance of New York State and New York City municipal bonds. The Trust has not independently verified this information.
Economic Trends.	Over the long term, the State of New York (the
"State") and the City of New York (the "City") face serious economic problems. The City accounts for approximately 41% of the State's population and personal income, and the City's financial health affects the State in numerous ways. The State historically has been one of the wealthiest states in the nation. For decades, however, the State has grown more slowly than the nation as a whole, gradually eroding its relative economic affluence. Statewide, urban centers have experienced significant changes involving migration of the more affluent to the suburbs and an influx of generally less affluent residents. Regionally, the older Northeast cities have suffered because of the relative success that the South and the West have had in attracting people and business. The City has also had to face greater competition as other major cities have developed financial and business capabilities which make them less dependent on the specialized services traditionally available almost exclusively in the City.
The State has for many years had a very high State and local tax burden relative to other states. The State and its localities have used these taxes to develop and maintain their transportation networks, public schools and colleges, public health systems, other social services and recreational facilities. Despite these benefits, the burden of State and local taxation, in combination with the many other causes of regional economic dislocation, has contributed to the decisions of some businesses and individuals to relocate outside, or not locate within, the State.
Notwithstanding the numerous initiatives that the State and its localities may take to encourage economic growth and achieve balanced budgets, reductions in Federal spending could materially and adversely affect the financial condition and budget projections of the State and its localities.
New York City.	The City, with a population of approximately 7.3 million, is an international center of business and culture. Its non-manufacturing economy is broadly based, with the banking and securities, life insurance, communications, publishing, fashion design, retailing and construction industries accounting for a significant portion of the City's total employment earnings. Additionally, the City is the nation's leading tourist destination. The City's manufacturing activity is conducted primarily in apparel and printing.
The national economic downturn which began in July 1990 adversely affected the local economy, which had been declining since late 1989. As a result, the City experienced job losses in 1990 and 1991 and real Gross City Product ("GCP") fell in those two years. Beginning in calendar year 1992, the improvement in the national economy helped stabilize conditions in the City. Employment losses moderated toward year-end and real GCP increased, boosted by strong wage gains. After noticeable improvements in the City's economy during calendar year 1994, economic growth slowed in calendar year 1995, and the City's current four-year financial plan assumes that moderate economic growth will continue through calendar year 2000.
For each of the 1981 through 1996 fiscal years, the City achieved balanced operating results as reported in accordance with generally accepted accounting principles ("GAAP"). The City was required to close substantial budget gaps in recent years in order to maintain balanced operating results. There can be no assurance that the City will continue to maintain a balanced budget as required by State law without additional tax or other revenue increases or reductions in City services, which could adversely affect the City's economic base.
Pursuant to the New York State Financial Emergency Act for the City of New York, the City prepares an annual four-year financial plan, which is reviewed and revised on a quarterly basis and which includes the City's capital, revenue and expense projections and outlines proposed gap-closing programs for years with projected budget gaps. The City's current four-year financial plan projects substantial budget gaps for each of the 1998 through 2000 fiscal years, before implementation of the proposed gap-closing program contained in the current financial plan. The City is required to submit its financial plans to review bodies, including the New York State Financial Control Board ("Control Board").
The City depends on State aid both to enable the City to balance its budget and to meet its cash requirements. The State's 1995-1996 Financial Plan projects a balanced General Fund. There can be no assurance that there will not be reductions in State aid to the City from amounts currently projected or that State budgets in future fiscal years will be adopted by the April 1 statutory deadline and that such reductions or delay will not have adverse effects on the City's cash flow or expenditures. In addition, the Federal Budget negotiation process could result in a reduction in or a delay in the receipt of Federal grants which could have additional adverse effects on the City's cash flow or revenues.
The Mayor is responsible for preparing the City's four-year financial plan, including the City's current financial plan for the 1997 through 2000 fiscal years (the "1997-2000 Financial Plan" or "Financial Plan"). The City's projections set forth in the Financial Plan are based on various assumptions and contingencies which are uncertain and which may not materialize. Changes in major assumptions could significantly affect the City's ability to balance its budget as required by State law and to meet its annual cash flow and financing requirements. Such assumptions and contingencies include the condition of the regional and local economies, the impact on real estate tax revenues of the real estate market, wage increases for City employees consistent with those assumed in the Financial Plan, employment growth, the results of a pending actuarial audit of the City's pension system which is expected to significantly increase the City's annual pension costs, the ability to implement proposed reductions in City personnel and other cost reduction initiatives, which may require in certain cases the cooperation of the City's municipal unions, the ability of the New York City Health and Hospitals Corporation ("HHC") and the Board of Education ("BOE") to take actions to offset reduced revenues, the ability to complete revenue generating transactions and provision of State and Federal aid and mandate relief and the impact on City revenues of proposals for Federal and State welfare reform and any future legislation affecting Medicare or other entitlements. Implementation of the Financial Plan is also dependent upon the City's ability to market its securities successfully. The City's financing program for fiscal years 1997 through 2000 contemplates the issuance of $9.0 billion of general obligation bonds and $3.8 billion of bonds to be issued by the proposed New York City Infrastructure Finance Authority ("Finance Authority") to finance City capital projects. The creation of Finance Authority, which is subject to the enactment of State legislation, is being proposed as part of the City's effort to assist in keeping the City's indebtedness within the forecast level of the constitutional restrictions on the amount of debt the City is authorized to incur. Indebtedness subject to the constitutional debt limit includes liability on capital contracts that are expected to be funded with general obligation bonds. The City's projections of total debt subject to the general debt limit that would be required to be issued to fund the Updated Ten-Year Capital Strategy published in April 1995 indicates that projected contracts for capital projects and debt issuance may exceed the general debt limit by the end of fiscal year 1997 and would exceed the general debt limit by a substantial amount thereafter, unless legislation is enacted creating a Finance Authority or other legislative initiatives are identified and implemented. Depending on a number of factors, including whether the Legislature is expected to enact legislation creating the Finance Authority or to take other action that would provide relief under the general debt limit, the City may find it necessary to curtail its currently defined capital program before the end of fiscal year 1997 to ensure that there is ongoing capacity to enter into capital contracts necessary to preserve projects designed to safeguard health and safety in the City. Without the Finance Authority or other legislative relief, the City's general obligation financed capital program with respect to new projects would be virtually brought to a halt during the Financial Plan period. General obligation borrowing would continue to reimburse the City's general fund for ongoing costs of existing contractual commitments. In addition, the City issues revenue and tax anticipation notes to finance its seasonal working capital requirements. The success of projected public sales of City bonds and notes and Finance Authority bonds will be subject to prevailing market conditions, and no assurance can be given that such sales will be completed. If the City were unable to sell its general obligation bonds and notes or bonds of the proposed Finance Authority, it would be prevented from meeting its planned capital and operating expenditures. Future developments concerning the City and Public discussion of such developments, as well as prevailing market conditions, may affect the market for outstanding City general obligation bonds and notes.
On November 14, 1996, the City submitted to the Control Board the Financial Plan for the 1997 through 2000 fiscal years, which relates to the City, the BOE and the City University of New York ("CUNY"). The Financial Plan is a modification to the financial plan submitted to the Control Board on June 21, 1996 (the "June Financial Plan").
The June Financial Plan identified actions to close a previously projected gap of approximately $2.6 billion for the 1997 fiscal year. The proposed actions in the June Financial Plan for the 1997 fiscal year included (i) agency actions totaling $1.2 billion; (ii) a revised tax reduction program which would increase projected tax revenues by $369 million due to the four year extension of the 12.5% personal income tax surcharge and other actions;
(iii) savings resulting from cost containment in entitlement program to reduce City expenditures and additional proposed State aid of $75 million; (iv) the assumed receipt of revenues relating to rent payments for the City's airports, which are currently the subject of a dispute with the Port Authority of New York and New Jersey (the "Port Authority"); (v) the sale of the City's television station for $207 million; and (vi) pension costs savings totaling $134 million resulting from a proposed increase in the earnings assumption for pension assets from 8.5% to 8.75%.
The 1997-2000 Financial Plan published on November 14, 1996 reflects actual receipts and expenditures and changes in forecast revenues and expenditures since the June Financial Plan. The 1997-2000 Financial Plan projects revenues and expenditures for 1997 fiscal year balanced in accordance with GAAP, and projects gaps of $1.2 billion, $2.1 billion and $3.0 billion for the 1998, 1999 and 2000 fiscal years, respectively. Changes since the June Financial Plan include (i) an increase in projected tax revenues of $450 million, $120 million, $50 million and $45 million in fiscal years 1997 through 2000, respectively; (ii) a delay in the assumed receipt of $304 million relating to projected rent payments for the City airports from the 1997 fiscal year to the 1998 and 1999 fiscal years, and a $34 million reduction in assumed State and Federal aid for the 1997 fiscal year; (iii) an approximately $200 million increase in projected overtime and other expenditures in each of the fiscal years 1997 through 2000; (iv) a $70 million increase in expenditures for BOE in the 1997 fiscal year for school text books; (v) a reduction in projected pension costs of $34 million, $50 million, $49 million and $47 million in fiscal years 1997 through 2000, respectively; and (vi) additional agency actions totaling $179 million, $386 million, $473 million and $589 million in fiscal years 1997 through 2000, including personnel reductions through attrition and early retirement.
The Financial Plan assumes (i) approval by the Governor and the State Legislature of the extension of the 12.5% personal income tax surcharge, which is projected to provide revenue of $170 million, $463 million, $492 million, and $521 million, in the 1997 through 2000 fiscal years, respectively; (ii) collection of the projected rent payments for the City's airports, totaling $270 million and $180 million in the 1998 and 1999 fiscal years, respectively, which may depend on the successful completion of negotiations with the Port Authority or the enforcement of the City's rights under the existing leases thereto through pending legal actions; (iii) the ability of HHC and BOE to identify actions to offset substantial City and State revenue reductions and the receipt by BOE of additional State aid; (iv) State approval of the cost containment initiatives and State aid proposed by the City; and (v) a reduction in City funding for labor settlements for certain public authorities or corporations. Legislation extending the 12.5% personal income tax surcharge beyond December 31, 1996, was not enacted in the special legislative session held in December 1996. Such legislation may be enacted in the 1997 State Legislative Session. The Financial plan does not reflect any increased costs which the City might incur as a result of welfare legislation recently enacted by Congress or legislation proposed by the Governor, which would, if enacted implement such Federal welfare legislation. In addition, the economic and financial condition of the City may be affected by various financial, social, economic and political factors which could have a material effect on the City.
In January 1997, the Mayor is expected to publish a modification (the
"January Modification") to the financial plan for the City's 1997 through 2001 fiscal years and a preliminary budget of the City's 1998 fiscal year. The January Modification will reflect changes since the Financial Plan, including the City's program to address the currently forecast gap of approximately $1.2 billion in the 1998 fiscal year. The gap-closing program, as proposed in the Financial Plan, is currently being further developed and is subject to change in connection with the January Modification. The Governor released the 1997-1998 Executive Budget on January 14, 1997, which will be considered for adoption by the State Legislature. Based on a preliminary evaluation of currently available information, the City's Office of Management and Budget ("OMB") believes that the reductions in Medicaid reimbursement rates and other entitlement and welfare initiatives proposed in the 1997-1998 Executive Budget, if approved by the State Legislature without change, would provide the City with a portion of the $650 million of additional aid and reductions in entitlement costs assumed in the City's gap-closing program for the 1998 fiscal year. OMB expects that the January Modification will reflect additional initiatives proposed by the City relating to reductions in cost containment and other initiatives have been previously considered and rejected by the State Legislature. The nature and extent of the impact on the City of the State budget, when adopted, is uncertain, and no assurance can be given that the State actions included in the State adopted budget may not have a significant adverse impact on the City's budget and its Financial Plan. It can be expected that the proposals contained in the January Modification to close the projected budget gap for the 1998 fiscal year will engender substantial public debate which will continue through the time the budget is scheduled to be adopted in June 1997.
The City's financial plans have been the subject of extensive public comment and criticism. On July, 1996, the staff of the City Comptroller issued a report on the June Financial Plan. The report concluded that the City's fiscal situation remains serious, and that the City faces budgetary risks of approximately $787 million to $941 million for the 1997 fiscal year, which increase to $4.16 billion to $4.31 billion for fiscal year 2000.
The projections for the 1997 through 2000 fiscal years reflect the costs of the settlements with the United Federation of Teachers ("UFT") and a coalition of unions headed by District Council 37 of the American Federation of State, County and Municipal Employees, which together represent approximately two-thirds of the City's workforce, and assume that the City will reach agreement with its remaining municipal unions under terms which are generally consistent with such settlements. The settlement provides for a wage freeze in the first two years, followed by a cumulative effective wage increase of 11% by the end of the five year period covered by the proposed agreements, ending in fiscal years 2000 and 2001. Additional benefit increases would raise the total cumulative effective increase to 13% above present costs. Costs associated with similar settlements for all City-funded employees would total $49 million, $459 million and $1.2 billion in the 1997, 1998 and 1999 fiscal years, respectively, and exceed $2 billion in each fiscal year after the 1999 fiscal year. There can be no assurance that the City will reach an agreement with the unions that have not yet reached a settlement with the City on the terms contained in the Financial Plan.
In the event of a collective bargaining impasse, the terms of wage settlements could be determined through statutory impasse procedures, which can impose a binding settlement except in the case of collective bargaining with the UFT, which may be subject to non-binding arbitration. On January 23, 1996, the City requested the Office of Collective Bargaining to declare an impasse against the Patrolmen's Benevolent Association and the Uniformed Firefighters Association.
On July 10, 1995, Standard & Poor's revised downward its rating on City general obligation bonds from A to BBB+ and removed City bonds from CreditWatch. Standard & Poor's stated that "structural budgetary balance remains elusive because of persistent softness in the City's economy, highlighted by weak job growth and a growing dependence on the historically volatile financial services sector". Other factors identified by Standard & Poor's in lowering its rating on City bonds included a trend of using one-time measures, including debt refinancings, to close projected budget gaps, dependence on unratified labor savings to help balance the Financial Plan, optimistic projections of additional federal and State aid or mandate relief, a history of cash flow difficulties caused by State budget delays and continued high debt levels.
On March 1, 1996, Moody's stated that the rating for City general obligation bonds remains under review pending the outcome of the adoption of the City's budget for the 1997 fiscal year, and, in light of the status of the debate on public assistance and Medicaid reform; the enactment of a State budget, upon which major assumptions regarding State aid are dependent, which may be extensively delayed; and the seasoning of the City's economy with regard to its strength and direction in the face of a potential national economic slowdown. Since July 15, 1993, Fitch has rated City bonds A-. On February 28, 1996, Fitch placed the City's general obligation bonds on FitchAlert with negative implications. On November 5, 1996, Fitch removed the City's general obligation bonds from FitchAlert, although Fitch stated that the outlook remains negative.
New York State and its Authorities.    The State's current fiscal year
commenced on April 1, 1996, and ends on March 31, 1997, and is referred to herein as the State's 1996-97 fiscal year. The State's budget for the 1996-97 fiscal year was enacted by the Legislature on July 13, 1996, more than three months after the start of the fiscal year. The State Financial Plan for the 1996-97 fiscal year was formulated on July 25, 1996 and is based on the State's budget as enacted by the Legislature and signed into law by the Governor, as well as actual results for the first quarter of the current fiscal year. The State's prior fiscal year commenced on April 1, 1995, and ended on March 31, 1996, and is referred to herein as the State's 1995-96 fiscal year.
The State closed projected budget gaps of $5.0 billion and $3.9 billion for its 1995-96 and 1996-97 fiscal years, respectively. The 1997-98 gap was projected at $1.44 billion, based on the Governor's proposed budget of December 1995. As a result of changes made in the enacted budget, that gap is now expected to be larger. The gap, however, is not expected to be as large as those faced in the prior two fiscal years. The Governor has indicated that he will propose to close any potential imbalance primarily through General Fund expenditure reductions and without increases in taxes or deferrals of scheduled tax reductions.
The 1996-97 State Financial Plan is projected to be balanced on a cash basis. As compared to the Governor's proposed budget as revised on March 20, 1996, the State's adopted budget for 1996-97 increases General Fund spending by $842 million, primarily from increases for education, special education and higher education ($563 million). The balance represents funding increases to a variety of other programs, including community projects and increased assistance to fiscally distressed cities. Resources used to fund these additional expenditures include $540 million in increased revenues projected for 1996-97 based on higher-than-projected tax collections during the first half of calendar 1996, $110 million in projected receipts from a new State tax amnesty program, and other resources including certain non-recurring resources. The total amount of non-recurring resources included in the 1996-97 State budget is projected by the State Division of the Budget ("DOB") to be $1.3 billion, or 3.9 percent of total General Fund receipts.
The State issued its first update to the cash-basis 1996-97 State Financial Plan (the "Mid-Year Update") on October 25, 1996. The Mid-Year Update reflects a balanced 1996-97 State Financial Plan, with a reserve for contingencies in the General Fund of $300 million. This reserve will be utilized to help offset a variety of potential risks and other unexpected contingencies that the State may face during the balance of the 1996-97 fiscal year.
The State Financial Plan is based on a June 1996 projection by DOB of national and State economic activity. The national economy has resumed a more robust rate of growth after a "soft landing" in 1995, with over 11 million jobs added nationally since early 1992. The State economy has continued to expand, but growth remains somewhat slower than in the nation. Although the State has added approximately 240,000 jobs since late 1992, employment growth in the State has been hindered during recent years by significant cutbacks in the computer and instrument manufacturing, utility, defense, and banking industries. Government downsizing has also moderated these job gains.
In its Mid-Year Update the State revised its forecast of national and State economic activity through the end of calendar year 1997 to reflect the stronger-than-expected growth in the first half of 1996. The national economic forecast has been changed slightly from the initial forecast on which the original 1996-97 State Financial Plan was based. The revised forecast projects real Gross Domestic Product growth in the nation of 2.5 percent for 1996 and 2.4 percent in 1997. The inflation rate is expected to be 3.0 percent in 1996 and 2.9 percent in 1997. The annual rate of job growth is expected to slow gradually to about 1.8 percent in 1997, down from 2.3 percent in 1996. Growth in personal income and wages are expected to slow accordingly.
The State economic forecast has been changed slightly from the one formulated with the July 1996-97 State Financial Plan. Moderate growth is projected to continue through the second half of 1996, with employment, wages and incomes continuing their modest rise. Personal income is projected to increase by 5.2 percent in 1996 and 4.7 percent in 1997, reflecting robust projected wage growth fueled in part by financial sector bonus payments. Overall employment growth will continue at a modest rate, reflecting the slowdown in the national economy, continued spending restraint in government, and restructuring in the health care and financial sectors.
The forecast for continued moderate growth, and any resultant impact on the State's 1996-97 Financial Plan, contains some uncertainties. Stronger-than-expected gains in employment could lead to a significant improvement in consumption spending. Investments could also remain robust. Conversely, the prospect of a continuing deadlock on federal budget deficit reduction or fears of excessively rapid economic growth could create upward pressures on interest rates. In addition, the State economic forecast could over- or underestimate the level of future bonus payments or inflation growth, resulting in forecasted average wage growth that could differ significantly from actual growth. Similarly, the State forecast could fail to correctly account for expected declines in government and banking employment and the direction of employment change that is likely to accompany telecommunications deregulation. The DOB believes that its projections of receipts and disbursements relating to the current State Financial Plan, and the assumptions on which they are based, are reasonable. Actual results, however, could differ materially and adversely from the projections set forth below, and those projections may be changed materially and adversely from time to time.
The economic and financial condition of the State may be affected by various financial, social, economic and political factors. Those factors can be very complex, may vary from fiscal year to fiscal year, and are frequently the result of actions taken not only by the State and its agencies and instrumentalities, but also by entities, such as the Federal government, that are not under the control of the State. Because of the uncertainty and unpredictability of changes in these factors, their impact cannot be fully included in the assumptions underlying the State's projections. There can be no assurance that the State economy will not experience results that are worse than predicted, with corresponding material and adverse effects on the State's financial projection.
The General Fund is the principal operating fund of the State and is used to account for all financial transactions, except those required to be accounted for in another fund. It is the State's largest fund and receives almost all State taxes and other resources not dedicated to particular purposes. In the State's 1996-97 fiscal year, the General Fund is expected to account for approximately 47 percent of total governmental-fund receipts and 71 percent of total governmental-fund disbursements. General Fund moneys are also transferred to other funds, primarily to support certain capital projects and debt service payments in other fund types.
The General Fund is projected to be balanced on a cash basis for the 1996-
97 fiscal year. Actual receipts through the first two quarters of the 1996-97 State fiscal year reflect stronger-than-expected growth in most taxes, with actual receipts exceeding expectations by $276 million. Based on the revised economic outlook and actual receipts for the first six months of 1996-97, projected General Fund receipts for the 1996-97 State fiscal year have been increased by $420 million. Most of this projected increase is in the yield of the personal income tax ($241 million), with additional increases now expected in business taxes ($124 million) and other tax receipts ($49 million). Projected collections from user taxes and fees have been revised downward slightly ($5 million). Revisions were also made to both miscellaneous receipts and in transfers from other funds (an $11 million combined projected increase).
Disbursements through the first six months of the fiscal year were $415 million less than projected, primarily because of delays in processing payments following delayed enactment of the State budget. As a result, no savings are included in the Mid-Year Update from this slower-than-expected spending. Projections of 1996-97 General Fund disbursements are increased by $120 million, since increased General Fund disbursements for education are required to replace a projected decrease in lottery receipts. This modification is shown in the form of an increased transfer of General Fund monies to the Lottery Fund in the Special Revenue fund type. The projected closing fund balance in the General Fund of $337 million reflects a balance of $252 million in the Tax Stabilization Reserve Fund (following a payment of $15 million during the current fiscal year) and a deposit of $85 million to the Contingency Reserve Fund.
On January 13, 1992, Standard & Poor's reduced its ratings on the State's general obligation bonds from A to A- and, in addition, reduced its ratings on the State's moral obligation, lease purchase, guaranteed and contractual obligation debt. Standard & Poor's also continued its negative rating outlook assessment on State general obligation debt. On April 26, 1993, Standard & Poor's revised the rating outlook assessment to stable. On February 14, 1994, Standard & Poor's raised its outlook to positive and, on August 5, 1996, confirmed its A- rating. On January 6, 1992, Moody's reduced its ratings on outstanding limited-liability State lease purchase and contractual obligations from A to Baa1. On July 26, 1996, Moody's reconfirmed its A rating on the State's general obligation long-term indebtedness.
Litigation.	A number of court actions have been brought involving State
finances. The court actions in which the State is a defendant generally involve State programs and miscellaneous tort, real property, and contract claims. While the ultimate outcome and fiscal impact, if any, on the State of those proceedings and claims are not currently predictable, adverse determinations in certain of them might have a material adverse effect upon the State's ability to maintain a balanced 1996-97 State Financial Plan.
The claims involving the City other than routine litigation incidental to the performance of their governmental and other functions and certain other litigation arise out of alleged constitution violations, torts, breaches of contract and other violations of law and condemnation proceedings. While the ultimate outcome and fiscal impact, if any, on the City of those proceedings and claims are not currently predictable, adverse determinations in certain of them might have a material adverse effect upon the City's ability to carry out the 1997-2000 Financial Plan. The City has estimated that its potential future liability on account of outstanding claims against it as of June 30, 1996 amounted to approximately $2.8 billion.
The Governor presented his 1996-97 Executive Budget to the Legislature on December 15, 1995, one month before the legal deadline. There can be no assurance that the Legislature will enact the Executive Budget into law or that the projections set forth in the Executive Budget will not differ materially and adversely from actual results.
The Governors Executive Budget projected balance on a cash basis in the General Fund. It reflected a continuing strategy of substantially reduced State spending, including programming restructuring, reductions in social welfare spending, and efficiency and productivity initiatives. In his 1996-97 Executive Budget, the Governor indicated that the 1996-97 General Fund financial plan (based on current law governing spending and revenues) would have been out of balance by almost $3.9 billion as a result of the underlying disparity between receipts and disbursements caused by anticipated spending demands, the effect of current and prior-year tax changes, and the use of one-time revenues to fund recurring spending in the 1995-96 State Financial Plan. The Executive Budget proposes to close this gap primarily through a series of spending reductions and cost containment measures.
To make progress toward addressing recurring budgetary imbalances, the 1996-97 Executive Budget proposes significant actions to align recurring receipts and disbursements in future fiscal years. The Governor has proposed closing the 1996-97 fiscal year imbalance primarily through General Fund expenditure reductions and without increases in taxes or deferrals of scheduled tax reductions. However, there can be no assurance that the Legislature will enact the Governors proposals or that the States actions will be sufficient to preserve budgetary balance or to align recurring receipts and disbursements in future fiscal years. The 1996-97 Executive Budget includes action that will have an effect on the budget outlook for the State fiscal year 1997-98 and beyond. The net impact of these and other factors is expected to produce a potential imbalance in receipts and disbursements in State fiscal year 1997-98, which the Governor proposes to close with further spending reductions.
The Executive Budget contains projections of a potential imbalance in the 1997-98 fiscal year of $1.4 billion and in the 1998-99 fiscal year of $2.5 billion, assuming implementation of the 1996-97 Executive Budget recommendations.
The 1995-96 State Financial Plan and the Financial Plan Updates were based on a number of assumptions and projections. Because it is not possible to predict accurately the occurrence of all factors that may affect the 1995-96 State Financial Plan or the Financial Plan Updates, actual results could differ materially and adversely from projections made at the outset of a fiscal year. There can be no assurance that the State will not face substantial potential budget gaps in future years resulting from a significant disparity between tax revenues projected from a lower recurring receipts base and the spending required to maintain State programs at current levels. To address any potential budgetary imbalance, the State may need to take significant actions to align recurring receipts and disbursements in future fiscal years.
A significant risk to the 1995-96 State Financial Plan projections arise from tax legislation under consideration by Congress and the President. Congressionally-adopted retroactive changes to federal tax treatment of capital gains would flow through automatically to the State personal income tax. Such changes, if ultimately enacted, could produce revenue losses in both the 1995-96 fiscal year and the 1996-97 fiscal year.
RECENT FINANCIAL RESULTS. The General Fund is the principal operating fund of the State and is used to account for all financial transactions, except those required to be accounted for in another fund. It is the States largest fund and receives almost all State taxes and other resources not dedicated to particular purposes.
The State reported a General Fund operating deficit of $1.426 billion for the 1994-95 fiscal year, as compared to an operating surplus of $914 million for the prior fiscal year. The 1994-95 fiscal year deficit was caused by several factors, including the use of $1.026 billion of the 1993-94 cash-based surplus to fund operating expenses in 1994-95 and the adoption of changes in accounting methodologies by the State Comptroller. These factors were offset by net proceeds of $315 million in bonds issued by the Local Government Assistance Corporation. The General Fund is projected to be balanced on a cash basis for the 1995-96 fiscal year.
Total revenues for 1994-95 were $31.455 billion. Revenues decreased by $173 million over the prior fiscal year, a decrease of less than one percent.
Total expenditures for 1994-95 totaled $33.079 billion, an increase of $2.083 billion, or 6.7 percent over the prior fiscal year.
The States financial position on a GAAP (generally accepted accounting principles) basis as of March 31, 1995 showed an accumulated deficit in its combined governmental funds of $1.666 billion, reflecting liabilities of $14.778 billion and assets of $13.112 billion.
DEBT LIMITS AND OUTSTANDING DEBT. There are a number of methods by which the State of New York may incur debt. Under the State Constitution, the State may not, with limited exceptions for emergencies, undertake long-term general obligation borrowing (i.e., borrowing for more than one year) unless the borrowing is authorized in a specific amount for a single work or purpose by the Legislature and approved by the voters. There is no limitation on the amount of long-term general obligation debt that may be so authorized and subsequently incurred by the State.
The State may undertake short-term borrowings without voter approval (i) in anticipation of the receipt of taxes and revenues, by issuing tax and revenue anticipation notes, and (ii) in anticipation of the receipt of proceeds from the sale of duly authorized but unissued general obligation bonds, by issuing bond anticipation notes. The State may also, pursuant to specific constitutional authorization, directly guarantee certain obligations of the State of New Yorks authorities and public benefit corporations (Authorities). Payments of debt service on New York State general obligation and New York State-guaranteed bonds and notes are legally enforceable obligations of the State of New York.
The State employs additional long-term financing mechanisms, lease-purchase and contractual-obligation financings, which involve obligations of public authorities or municipalities that are State-supported but are not general obligations of the State. Under these financing arrangements, certain public authorities and municipalities have issued obligations to finance the construction and rehabilitation of facilities or the acquisition and rehabilitation of equipment, and expect to meet their debt service requirements through the receipt of rental or other contractual payments made by the State. Although these financing arrangements involve a contractual agreement by the State to make payments to a public authority, municipality or other entity, the States obligation to make such payments is generally expressly made subject to appropriation by the Legislature and the actual availability of money to the State for making the payments. The State has also entered into a contractual-obligation financing arrangement with the Local Government Assistance Corporation (LGAC) in an effort to restructure the way the State makes certain local aid payments.
In 1990, as part of a State fiscal reform program, legislation was enacted creating LGAC, a public benefit corporation empowered to issue long-term obligations to fund certain payments to local governments traditionally funded through New York States annual seasonal borrowing. The legislation empowered LGAC to issue its bonds and notes in an amount not in excess of $4.7 billion (exclusive of certain refunding bonds) plus certain other amounts. Over a period of years, the issuance of these long-term obligations, which are to be amortized over no more than 30 years, was expected to eliminate the need for continued short-term seasonal borrowing. The legislation also dedicated revenues equal to one-quarter of the four cent State sales and use tax to pay debt service on these bonds. The legislation also imposed a cap on the annual seasonal borrowing of the State at $4.7 billion, less net proceeds of bonds issued by LGAC and bonds issued to provide for capitalized interest, except in cases where the Governor and the legislative leaders have certified the need for additional borrowing and provided a schedule for reducing it to the cap. If borrowing above the cap is thus permitted in any fiscal year, it is required by law to be reduced to the cap by the fourth fiscal year after the limit was first exceeded. As of June 1995, LGAC had issued bonds to provide net proceeds of $4.7 billion, completing the program. The impact of LGACs borrowing is that the State is able to meet its cash flow needs in the first quarter of the fiscal year without relying on short-term seasonal borrowings. The 1995-96 State Financial Plan includes no spring borrowing nor did the 1994-95 State Financial Plan, which was the first time in 35 years there was no short-term seasonal borrowing.
In June 1994, the Legislature passed a proposed constitutional amendment that would significantly change the long-term financing practices of the State and its public authorities. The proposed amendment would permit the State, within a formula-based cap, to issue revenue bonds, which would be debt of the State secured solely by a pledge of certain State tax receipts (including those allocated to State funds dedicated for transportation purposes), and not by the full faith and credit of the State. In addition, the proposed amendment would (i) permit multiple purpose general obligation bond proposals to be proposed on the same ballot, (ii) require that State debt be incurred only for capital projects included in a multi-year capital financing plan, and (iii) prohibit, after its effective date, lease-purchase and contractual-obligation financing mechanisms for State facilities.
Before the approved constitutional amendment can be presented to the voters for their consideration, it must be passed by a separately elected legislature. The amendment must therefore be passed by the newly elected Legislature in 1995 prior to presentation to the voters in November 1995. The amendment was passed by the Senate in June 1995, and the Assembly is expected to pass the amendment shortly. If approved by the voters, the amendment would become effective January 1, 1996.
On January 13, 1992, S&P reduced its ratings on the States general obligation bonds from A to A- and, in addition, reduced its ratings on the States moral obligation, lease purchase, guaranteed and contractual obligation debt. S&P also continued its negative rating outlook assessment on State general obligation debt. On April 26, 1993, S&P revised the rating outlook assessment to stable. On February 14, 1994, S&P raised its outlook to positive and, on February 28, 1994, confirmed its A- rating. On January 6, 1992, Moodys reduced its ratings on outstanding limited-liability State lease purchase and contractual obligations from A to Baal. On February 28, 1994, Moodys reconfirmed its A rating on the States general obligation long-term indebtedness.
The State anticipates that its capital programs will be financed, in part, by State and public authorities borrowings in 1995-96. The State expects to issue $248 million in general obligation bonds (including $170 million for purposes of redeeming outstanding bond anticipation notes) and $186 million in general obligation commercial paper. The Legislature has also authorized the issuance of up to $33 million in certificates of participation during the States 1995-96 fiscal year for equipment purchases and $14 million for capital purposes. These projections are subject to change if circumstances require. Principal and interest payments on general obligation bonds and interest payments on bond anticipation notes and on tax and revenue anticipation notes were $793.3 million for the 1994-95 fiscal year, and are estimated to be $774.4 million for the 1995-96 fiscal year. These figures do not include interest payable on State General Obligation Refunding Bonds issued in July 1992 (Refunding Bonds) to the extent that such interest was paid from an escrow fund established with the proceeds of such Refunding Bonds. Principal and interest payments on fixed rate and variable rate bonds issued by LGAC were $239.4 million for the 1994-95 fiscal year, and are estimated to be $328.2 million for 1995-96. State lease-purchase rental and contractual obligation payments for 1994-95, including State installment payments relating to certificates of participation, were $1.607 billion and are estimated to be $1.641 billion in 1995-96.
New York State has never defaulted on any of its general obligation indebtedness or its obligations under lease purchase or contractual-obligation financing arrangements and has never been called upon to make any direct payments pursuant to its guarantees.
AUTHORITIES. The fiscal stability of New York State is related, in part, to the fiscal stability of its Authorities, which generally have responsibility for financing, constructing and operating revenue-producing public benefit facilities. Authorities are not subject to the constitutional restrictions on the incurrence of debt which apply to the State itself, and may issue bonds and notes within the amounts of, and as otherwise restricted by, their legislative authorization. The States access to the public credit markets could be impaired, and the market price of its outstanding debt may be materially and adversely affected, if any of the Authorities were to default on their respective obligations, particularly with respect to debt that is State-supported or State-related. As of September 30, 1994, the date of the latest data available, there were 18 Authorities that had outstanding debt of $100 million or more. The aggregate outstanding debt, including refunding bonds, of these 18 Authorities was $70.3 billion. As of March 31, l995, aggregate public authority debt outstanding as State-supported debt was $27.9 billion and as State related debt was $36.1 billion.
Authorities are generally supported by revenues generated by the projects financed or operated, such as fares, user fees on bridges, highway tolls and rentals for dormitory rooms and housing. In recent years, however, New York State has provided financial assistance through appropriations, in some cases of a recurring nature, to certain of the 18 Authorities for operating and other expenses and, in fulfillment of its commitments on moral obligation indebtedness or otherwise, for debt service. This operating assistance is expected to continue to be required in future years. In addition, certain statutory arrangements provide for State local assistance payments otherwise payable to localities to be made under certain circumstances to certain Authorities. The State has no obligation to provide additional assistance to localities whose local assistance payments have been paid to Authorities under these arrangements. However, in the event that such local assistance payments are so diverted, the affected localities could seek additional State funds. NEW YORK CITY AND OTHER LOCALlTIES. The fiscal health of the State of New York may also be impacted by the fiscal health of its localities, particularly the City of New York, which has required and continues to require significant financial assistance from New York State. The City depends on State aid both to enable the City to balance its budget and to meet its cash requirements. The City has achieved balanced operating results for each of its fiscal years since 1981 as reported in accordance with the then applicable GAAP.
In 1975, New York City suffered a fiscal crisis that impaired the borrowing ability of both the City and New York State. In that year the City lost access to public credit markets. The City was not able to sell short-term notes to the public again until 1979.
In 1975, S&P suspended its A rating of City bonds. This suspension remained in effect until March 1981, at which time the City received an investment grade rating of BBB from S&P. On July 2, 1985, S&P revised its rating of City bonds upward to BBB+ and on November 19, 1987, to A-. On July 2, 1993, S&P reconfirmed its A- rating of City bonds, continued its negative rating outlook assessment and stated that maintenance of such rating depended upon the Citys making further progress towards reducing budget gaps in the outlying years. Moodys ratings of City bonds were revised in November 1981 from B (in effect since 1977) to Ba1, in November 1983 to Baa, in December 1985 to Baal, in May 1988 to A and again in February 1991 to Baal. On July 10, 1995, S&P downgraded its rating on the Citys $23 billion of outstanding general obligation bonds to BBB+ from A-, citing to the Citys chronic structural budget problems and weak economic outlook. S&P stated that New York Citys reliance on one-time revenue measures to close annual budget gaps, a dependence on unrealized labor savings, overly optimistic estimates of revenues and state and federal aid and the Citys continued high debt levels also contributed to its decision to lower the rating.
New York City is heavily dependent on New York State and federal assistance to cover insufficiencies in its revenues. There can be no assurance that in the future federal and State assistance will enable the City to make up its budget deficits. To help alleviate the Citys financial difficulties, the Legislature created the Municipal Assistance Corporation (MAC) in 1975. MAC is authorized to issue bonds and notes payable from certain stock transfer tax revenues, from the Citys portion of the State sales tax derived in the City and, subject to certain prior claims, from State per capita aid otherwise payable by the State to the City. Failure by the State to continue the imposition of such taxes, the reduction of the rate of such taxes to rates less than those in effect on July 2, 1975, failure by the State to pay such aid revenues and the reduction of such aid revenues below a specified level are included among the events of default in the resolutions authorizing MACs long-term debt. The occurrence of an event of default may result in the acceleration of the maturity of all or a portion of MACs debt. MAC bonds and notes constitute general obligations of MAC and do not constitute an enforceable obligation or debt of either the State or the City. As of June 30, 1995, MAC had outstanding an aggregate of approximately $4.882 billion of its bonds. MAC is authorized to issue bonds and notes to refund its outstanding bonds and notes and to fund certain reserves, without limitation as to principal amount, and to finance certain capital commitments to certain authorities in the event the City fails to provide such financing.
Since 1975, the Citys financial condition has been subject to oversight and review by the New York State Financial Control Board (the Control Board) and since 1978 the Citys financial statements have been audited by independent accounting firms. To be eligible for guarantees and assistance, the City is required during a control period to submit annually for Control Board approval, and when a control period is not in effect for Control Board review, a financial plan for the next four fiscal years covering the City and certain agencies showing balanced budgets determined in accordance with GAAP. New York State also established the Office of the State Deputy Comptroller for New York City (OSDC) to assist the Control Board in exercising its powers and responsibilities. On June 30, 1986, the City satisfied the statutory requirements for termination of the control period. This means that the Control Boards powers of approval are suspended, but the Board continues to have oversight responsibilities.
From time to time, the Control Board staff, OSDC, the City comptroller and others issue reports and make public statements regarding the Citys financial condition, commenting on, among other matters, the Citys financial plans, projected revenues and expenditures and actions by the City to eliminate projected operating deficits. Some of these reports and statements have warned that the City may have underestimated certain expenditures and overestimated certain revenues and have suggested that the City may not have adequately provided for future contingencies. Certain of these reports have analyzed the Citys future economic and social conditions and have questioned whether the City has the capacity to generate sufficient revenues in the future to meet the costs of its expenditure increases and to provide necessary services.
The City submitted to the Control Board on July 21, 1995 a fourth quarter modification to the Citys financial plan for the 1995 fiscal year (the 1995 Modification), which projects a balanced budget in accordance with GAAP for the 1995 fiscal year, after taking into account a discretionary transfer of $75 million. On July 11, 1995, the City submitted to the Control Board the Financial Plan for the 1996 through 1999 fiscal years (the 1996-1999 Financial
Plan).
The 1996-1999 Financial Plan projected revenues and expenditures for the 1996 fiscal year balanced in accordance with GAAP. The projections for the 1996 fiscal year reflected proposed actions to close a previously projected gap of approximately $3.1 billion for the 1996 fiscal year. The proposed actions in the 1996-1999 Financial Plan for the 1996 fiscal year included (i) a reduction in spending of $400 million, primarily affecting public assistance and Medicaid payment to the City; (ii) expenditure reductions in agencies, totaling $1.2 billion; (iii) transitional labor savings, totaling $600 million; and (iv) the phase-in of the increased annual pension funding cost due to revisions resulting from an actuarial audit of the Citys pension systems, which would reduce such costs in the 1996 fiscal year.
Ratings as Investment Criteria
In general, the ratings of Moodys, S&P and Fitch Investors Service, L.P. (Fitch) represent the opinions of those agencies as to the quality of debt obligations that they rate. These ratings, however, are relative and subjective, are not absolute standards of quality and do not evaluate the market risk of securities. Ratings will be used with respect to the Funds as initial criteria for the selection of portfolio securities; the Funds will also rely upon the independent advice of SBMFM to evaluate potential investments. Among the factors that will be considered by SBMFM are the long-term ability of the issuer to pay principal and interest and general economic trends. The Appendix to this Statement of Additional Information contains further information concerning the ratings of Moodys, S&P and Fitch, together with a brief discussion of the significance of those ratings.
An issue of debt obligations may, subsequent to its purchase by a Fund, cease to be rated or its ratings may be reduced below the minimum required for purchase by the Fund. Neither event will require the sale of the debt obligation by a Fund, but SBMFM will consider the event in its determination of whether the Fund should continue to hold the obligation. In addition, to the extent that ratings change as a result of changes in rating organizations or their rating systems or as a result of a corporate restructuring of Moodys, S&P or Fitch, SBMFM will attempt to use comparable ratings as standards for each Funds investments.


Miscellaneous Investment Policies
Each Fund may invest up to an aggregate amount equal to 10% of its net assets of illiquid securities, which term includes securities subject to contractual or other restrictions on resale and other instruments that lack readily available markets. Neither of the Funds will lend its portfolio securities. Repurchase Agreements
Each Fund may engage in repurchase agreement transactions with banks which are the issuers of instruments acceptable for purchase by the Fund and certain dealers on the Federal Reserve Bank of New Yorks list of reporting dealers. A repurchase agreement is a contract under which the buyer of a security simultaneously commits to resell the security to the seller at an agreed-upon price on an agreed-upon date.
Under the terms of a typical repurchase agreement, a Fund would acquire an underlying debt obligation for a relatively short period subject to an obligation of the seller to repurchase, and the Fund to resell, the obligation at an agreed-upon price and time, thereby determining the yield during the Funds holding period. This arrangement results in a fixed rate of return that is not subject to market fluctuations during the Funds holding period. Under each repurchase agreement, the selling institution will be required to maintain the value of the securities subject to the repurchase agreement at not less than their repurchase price. Although the amount of a Funds assets that may be invested in purchase agreements terminable in less than seven days is not limited, repurchase agreements maturing in more than seven days, together with other securities lacking readily available markets held by the Fund, will not exceed 10% of the Funds net assets.
The value of the securities underlying a repurchase agreement of a Fund will be monitored on an ongoing basis by SBMFM to ensure that the value is at least equal at all times to the total amount of the repurchase obligation, including interest. SBMFM will also monitor, on an ongoing basis to evaluate potential risks, the creditworthiness of the banks and dealers with which a Fund enters into repurchase agreements.
When-Issued and Delayed-Delivery Transactions
When a Fund engages in when-issued or delayed-delivery securities transactions, it will rely on the other party to consummate the trade.
Failure of the seller to do so may result in a Funds incurring a loss or missing an opportunity to obtain a price considered to be advantageous. Investment Restrictions
The investment restrictions numbered 1 through 12 below have been adopted by the Trust as fundamental policies of the Funds. Under the 1940 Act, a fundamental policy may not be changed with respect to a Fund without the vote of a majority of the outstanding voting securities of the Fund. Majority is defined in the 1940 Act as the lesser of (a) 67% or more of the shares present at a Fund meeting, if the holders of more than 50% of the outstanding shares of the Fund are present or represented by proxy, or (b) more than 50% of outstanding shares. Investment restrictions 13 through 17 may be changed by a vote of a majority of the Trusts Board of Trustees at any time.
Under the investment restrictions adopted by the Trust with respect to the
Funds:
1. No Fund will purchase securities other than Municipal Obligations and Taxable Investments as those terms are defined in the Prospectuses or this Statement of Additional Information.
2. No Fund will invest more than 25% of the value of its total assets in securities of issuers in any one industry, except that this limitation is not applicable to a Funds investments in U.S. government securities.
3. No Fund will borrow money, except that a Fund may borrow from banks for temporary or emergency (not leveraging) purposes, including the meeting of redemption requests that might otherwise require the untimely disposition of securities, in an amount not to exceed 10% of the value of the Funds total assets (including the amount borrowed) valued at market less liabilities (not including the amount borrowed) at the time the borrowing is made. Whenever a Funds borrowings exceed 5% of the value of its total assets, the Fund will not make any additional investments.
4. No Fund will pledge, hypothecate, mortgage or otherwise encumber its assets, except to secure permitted borrowings.
5. No Fund will lend money to other persons except through purchasing Municipal Obligations or Taxable Investments and entering into repurchase agreements, each in a manner consistent with the Funds investment objective and policies.
6. No Fund will purchase securities on margin, except that a Fund may obtain any short-term credits necessary for the clearance of purchases and sales of securities.
7.  No Fund will make short sales of securities or maintain a short position.
8. No Fund will purchase or sell real estate or real estate limited partnership interests.
9.  No Fund will purchase or sell commodities or commodity contracts.
10. No Fund will act as an underwriter of securities, except that a Fund may acquire securities under circumstances in which, if the securities were sold, the Fund could be deemed to be an underwriter for purposes of the Securities Act of 1933, as amended.
11. No Fund will invest in oil, gas or other mineral leases or exploration or development programs.
12. No Fund may write or sell puts, calls, straddles, spreads or combinations of those transactions, except as permitted under the Funds investment objective and policies.
13. No Fund will purchase any security if, as a result (unless the security is acquired pursuant to a plan of reorganization or an offer of exchange), the Fund would own any securities of an open-end investment company or more than 3% of the total outstanding voting stock of any closed-end investment company, or more than 5% of the value of the Funds total assets would be invested in securities of any one or more closed-end investment companies.
14. No Fund will purchase a security if, as a result, the Fund would then have more than 5% of its total assets invested in securities of issuers (including predecessors) that have been in continuous operation for fewer than three years, except that this limitation will be deemed to apply to the entity supplying the revenues from which the issue is to be paid, in the case of private activity bonds purchased.
15. No Fund may make investments for the purpose of exercising control of management.
16. No Fund will purchase or retain securities of any issuer if, to the knowledge of the Trust, any of the Trusts officers or Trustees or any officer or director of SBMFM individually owns more than 1/2 of 1% of the outstanding securities of the issuer and together they own beneficially more than 5% of the securities.
17. No Fund will lend its portfolio securities. The Trust may make commitments more restrictive than the restrictions listed above to enable the sale of shares of any Fund in certain states. Should the Trust determine that a commitment is no longer in the best interests of a Fund and its shareholders, the Trust will revoke the commitments by terminating the sale of shares of the Fund in the state involved. The percentage limitations contained in the restrictions listed above apply at the time of purchase of securities.
Portfolio Transactions
Decisions to buy and sell securities for each Fund are made by SBMFM, subject to the overall review of the Trusts Board of Trustees. Although investment decisions for each Fund are made independently from those of the other accounts managed by SBMFM, investments of the type that a Fund may make also may be made by those other accounts. When a Fund and one or more other accounts managed by SBMFM are prepared to invest in, or desire to dispose of, the same security, available investments or opportunities for sales will be allocated in a manner believed by SBMFM to be equitable to each. In some cases, this procedure may adversely affect the price paid or received by a Fund or the size of the position obtained or disposed of by a Fund. The Trust has paid no brokerage commissions since its commencement of operations. Allocation of transactions on behalf of the Funds, including their frequency, to various dealers is determined by SBMFM in its best judgment and in a manner deemed fair and reasonable to the Funds shareholders. The primary considerations of SBMFM in allocating transactions are availability of the desired security and the prompt execution of orders in an effective manner at the most favorable prices. Subject to these considerations, dealers that provide supplemental investment research and statistical or other services to SBMFM may receive orders for portfolio transactions by a Fund. Information so received is in addition to, and not in lieu of, services required to be performed by SBMFM, and the fees of SBMFM are not reduced as a consequence of their receipt of the supplemental information. The information may be useful to SBMFM in serving both a Fund and other clients, and conversely, supplemental information obtained by the placement of business of other clients may be useful to SBMFM in carrying out its obligations to a Fund.
No Fund will purchase U.S. government securities or Municipal Obligations during the existence of any underwriting or selling group relating to the securities, of which SBMFM is a member, except to the extent permitted by the SEC. Under certain circumstances, a Fund may be at a disadvantage because of this limitation in comparison with other funds that have similar investment objectives but that are not subject to a similar limitation.
Portfolio Turnover
While a Funds portfolio turnover rate (the lesser of purchases or sales of portfolio securities during the year, excluding purchases or sales of short-term securities, divided by the monthly average value of portfolio securities) is generally not expected to exceed 100%, it has in the past exceeded 100% with respect to these funds. The rate of turnover will not be a limiting factor, however, when a Fund deems it desirable to sell or purchase securities. This policy should not result in higher brokerage commissions to a Fund, as purchases and sales of portfolio securities are usually effected as principal transactions. Securities may be sold in anticipation of a rise in interest rates (market decline) or purchased in anticipation of a decline in interest rates (market rise) and later sold. In addition, a security may be sold and another security of comparable quality purchased at approximately the same time to take advantage of what the Fund believes to be a temporary disparity in the normal yield relationship between the two securities. These yield disparities may occur for reasons not directly related to the investment quality of particular issues or the general movement of interest rates, such as changes in the overall demand for, or supply of, various types of tax-exempt securities.
The portfolio turnover rates are as follows:

Year
Year


Ended
Ended

Fund
11/30/96
11/30/95

California Fund
15%
8%

New York Fund
67%
0%



PURCHASE OF SHARES
Volume Discounts
The schedules of sales charges described in the Prospectuses apply to purchases of shares of each Fund made by any purchaser, which term is defined to include the following: (a) an individual; (b) an individuals spouse and his or her children purchasing shares for his or her own account; (c) a trustee or other fiduciary purchasing shares for a single trust estate or single fiduciary account; (d) a pension, profit-sharing or other employee benefit plan qualified under Section 401(a) of the Code and qualified employee benefit plans of employers who are affiliated persons of each other within the meaning of the 1940 Act; (e) tax-exempt organizations enumerated in Section 501(c)(3) or (13) of the Code; or (f) any other organized group of persons, provided that the organization has been in existence for at least six months and was organized for a purpose other than the purchase of investment company securities at a discount. Purchasers who wish to combine purchase orders to take advantage of volume discounts should contact a Smith Barney Financial Consultant.
Combined Right of Accumulation
Reduced sales charges, in accordance with the schedules in the Prospectuses, apply to any purchase of shares of a Fund by any purchaser (as defined above). The reduced sales charge is subject to confirmation of the shareholders holdings through a check of appropriate records. The Trust reserves the right to terminate or amend the combined right of accumulation at any time after written notice to shareholders. For further information regarding the right of accumulation, shareholders should contact a Smith Barney Financial Consultant.
Determination of Public Offering Price
The Funds offer their shares to the public on a continuous basis. The public offering price for a Class A and Class Y share of a Fund is equal to the net asset value per share at the time of purchase, plus for Class A shares an initial sales charge based on the aggregate amount of the investment. The public offering price for a Class C share (and Class A share purchases, including applicable rights of accumulation, equaling or exceeding $500,000) is equal to the net asset value per share at the time of purchase and no sales charge is imposed at the time of purchase. A contingent deferred sales charge
(CDSC), however, is imposed on certain redemptions of Class C shares, and Class A shares when purchased in amounts exceeding $500,000. The method of computation of the public offering price is shown in each Funds financial statements, incorporated by reference in their entirety into this Statement of Additional Information.

REDEMPTION OF SHARES
Detailed information on how to redeem shares of the Funds is included in the Prospectuses. The right of redemption of shares of each Fund may be suspended or the date of payment postponed (a) for any periods during which the New York Stock Exchange, Inc. (the NYSE) is closed (other than for customary weekend and holiday closings), (b) when trading in the markets the Fund normally utilizes is restricted, or an emergency exists, as determined by the SEC, so that disposal of the Funds investments or determination of its net asset value is not reasonably practicable or (c) for any other periods as the SEC by order may permit for the protection of the Funds shareholders.
Distribution in Kind
If the Board of Trustees of the Trust determines that it would be detrimental to the best interests of the remaining shareholders to make a redemption payment wholly in cash, a Fund may pay, in accordance with SEC rules, any portion of a redemption in excess of the lesser of $250,000 or 1.00% of the Funds net assets by a distribution in kind of portfolio securities in lieu of cash. Securities issued as a distribution in kind may incur brokerage commissions when shareholders subsequently sell those securities.
Automatic Cash Withdrawal Plan
An automatic cash withdrawal plan (the Withdrawal Plan) is available to shareholders of any Fund who own shares of the Fund with a value of at least $10,000 and who wish to receive specific amounts of cash monthly or quarterly. Withdrawals of at least $50 may be made under the Withdrawal Plan by redeeming as many shares of the Fund as may be necessary to cover the stipulated withdrawal payment. Any applicable CDSC will not be waived on amounts withdrawn by shareholders that exceed 1.00% per month of the value of a shareholders shares at the time the Withdrawal Plan commences. (With respect to Withdrawal Plans in effect prior to November 7, 1994, any applicable CDSC will be waived on amounts withdrawn that do not exceed 2.00% per month of the value of a shareholders shares at the time the Withdrawal Plan commences). To the extent that withdrawals exceed dividends, distributions and appreciation of a shareholders investment in a Fund, continued withdrawal payments will reduce the shareholders investment, and may ultimately exhaust it. Withdrawal payments should not be considered as income from investment in a Fund. Furthermore, as it generally would not be advantageous to a shareholder to make additional investments in the Fund at the same time he or she is participating in the Withdrawal Plan, purchases by such shareholders in amounts of less than $5,000 ordinarily will not be permitted.
Shareholders of a Fund who wish to participate in the Withdrawal Plan and who hold their shares of the Fund in certificate form must deposit their share certificates with the Transfer Agent as agent for Withdrawal Plan members.
All dividends and distributions on shares in the Withdrawal Plan are reinvested automatically at net asset value in additional shares of the Fund involved. A shareholder who purchases shares directly through the Transfer Agent may continue to do so and applications for participation in the Withdrawal Plan must be received by the Transfer Agent no later than the eighth day of the month to be eligible for participation beginning with that months withdrawal. For additional information, shareholders should contact a Smith Barney Financial Consultant.

DISTRIBUTOR
Smith Barney serves as the Trusts distributor on a best efforts basis pursuant to a written agreement dated July 30, 1993 (the Distribution Agreement), which was most recently approved by the Trusts Board of Trustees on July 17, 1996.
For the fiscal years ended November 30, 1994, 1995, and 1996, Smith Barney or its predecessor Shearson Lehman Brothers received the following in sales charges for the sale of each Funds Class A shares, and did not reallow any portion thereof to dealers:

Year
Year
Year


Ended
Ended
Ended

Fund
11/30/96
11/30/95
11/30/94

California Fund
$39,000
$22,000
$69,353

New York Fund
48,000
32,000
132,427




For the fiscal years ended November 30, 1994, 1995, and 1996, Smith Barney or Shearson Lehman Brothers received the following representing CDSC on redemption of each Funds Class A shares:

Year
Year
Year


Ended
Ended
Ended

Fund
11/30/96
11/30/95
11/30/94

California Fund

$3,800
$18,705

New York Fund
2,000
  8,000
  22,791


For the fiscal years ended November 30, 1994, 1995, and 1996, Smith Barney or Shearson Lehman Brothers received the following representing CDSC on redemption of each Funds Class C shares:

Year
Year
Year


Ended
Ended
Ended

Fund
11/30/96
11/30/95
11/30/94

California Fund

$200
$0

New York Fund
0
0
0




* The inception dates for Class C shares of California Fund and New York Fund are November 8, 1994 and December 5, 1994, respectively
When payment is made by the investor before the settlement date, unless otherwise requested in writing by the investor, the funds will be held as a free credit balance in the investors brokerage account and Smith Barney may benefit from the temporary use of the funds. The investor may designate another use for the funds prior to settlement date, such as an investment in a money market fund (other than Smith Barney Exchange Reserve Fund) of the Smith Barney Mutual Funds. If the investor instructs Smith Barney to invest the funds in a Smith Barney money market fund, the amount of the investment will be included as part of the average daily net assets of both the Fund and the money market fund, and affiliates of Smith Barney that serve the funds in an investment advisory or administrative capacity will benefit from the fact that they are receiving fees from both such investment companies for managing these assets, computed on the basis of their average daily net assets. The Trusts Board of Trustees has been advised of the benefits to Smith Barney resulting from these settlement procedures and will take such benefits into consideration when reviewing the Advisory, Administration and Distribution Agreements for continuance.
For the fiscal year ended November 30, 1996, Smith Barney incurred distribution expenses totaling approximately $125,118 consisting of approximately $15,452 for advertising, $20,504 for printing and mailing of prospectuses, $27,433 for support services, $60,587 to Smith Barney Financial Consultants, and $1,142 in accruals for interest on the excess of Smith Barney expenses incurred in distribution of the Funds shares over the sum of the distribution fees and CDSC received by Smith Barney from the Fund. Distribution Arrangements
To compensate Smith Barney for the services it provides and for the expense it bears under the Distribution Agreement, the Trust has adopted a services and distribution plan (the Plan) pursuant to Rule 12b-1 under the 1940 Act.
Under the Plan, each Fund pays Smith Barney a service fee, accrued daily and paid monthly, calculated at the annual rate of 0.15% of the value of the Funds average daily net assets attributable to the Funds Class A and Class C shares. In addition, each Fund pays Smith Barney a distribution fee with respect to the Class C shares primarily intended to compensate Smith Barney for its initial expense of paying its Financial Consultants a commission upon sales of those shares. The Class C distribution fee is calculated at the annual rate of 0.20% of the value of each Funds average net assets attributable to the shares of the Class.
The following service and distribution fees were incurred during the periods indicated:

SERVICE FEES

California Fund:





Year
Year
Year


Ended
Ended
Ended


11/30/96
11/30/95
11/30/94*

Class A
$37,644
$36,511
$47,722

Class C*
    3,583
   1,017
          2






New York Fund:





Year
Year
Year


Ended
Ended
Ended


11/30/96
11/30/95
11/30/94

Class A
76,380
$84,263
$103,579

Class C*
  1,171
       203








*The inception dates for Class C of California Fund and New York Fund are November 8, 1994 and December 5, 1994, respectively.
DISTRIBUTION FEES

California Fund:





Year
Year
Year


Ended
Ended
Ended


11/30/96
11/30/95
11/30/94*

Class C
4,778
$1,356
$3






New York Fund:





Year
Year



Ended
Ended



11/30/96
11/30/95*


Class C
1,562
$271







* The inception dates for Class C shares of California Fund and New York Fund are November 8, 1994 and December 5, 1994, respectively.
For the fiscal years ended November 30, 1994, 1995 and 1996 Smith Barney and/or its predecessor, Shearson Lehman Brothers, received $291,639, $123,621, and $125,117 respectively, in the aggregate from the Plan.
Under its terms, the Plan continues from year to year, provided such continuance is approved annually by vote of the Board of Trustees, including a majority of the Trustees who are not interested persons of the Trust and who have no direct or indirect financial interest in the operation of the Plan or in the Distribution Agreement (the Independent Trustees). The Plan may not be amended to increase the amount of the service and distribution fees without shareholder approval, and all amendments of the Plan also must be approved by the Trustees including all of the Independent Trustees in the manner described above. The Plan may be terminated with respect to a Class at any time, without penalty, by vote of a majority of the Independent Trustees or, with respect to any Fund, by vote of a majority of the outstanding voting securities of a Fund (as defined in the 1940 Act). Pursuant to the Plan, Smith Barney will provide the Board of Trustees with periodic reports of amounts expended under the Plan and the purpose for which such expenditures were made.

VALUATION OF SHARES
The net asset value per share of each Funds Classes is calculated on each day, Monday through Friday, except days on which the NYSE is closed. The NYSE currently is scheduled to be closed on New Years Day, Presidents Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving and Christmas, and on the preceding Friday or subsequent Monday when one of these holidays falls on a Saturday or Sunday, respectively. Because of the differences in distribution fees and Class-specific expenses, the per share net asset value of each Class may differ. The following is a description of the procedures used by the Trust in valuing its assets.
In carrying out valuation policies adopted by the Trusts Board of Trustees, SBMFM, as administrator, may consult with an independent pricing service (the Pricing Service) retained by the Trust. Debt securities of domestic issuers (other than U.S. government securities and short-term investments), including Municipal Obligations, are valued by SBMFM after consultation with the Pricing Service. U.S. government securities will be valued at the mean between the closing bid and asked prices on each day, or, if market quotations for those securities are not readily available, at fair value, as determined in good faith by the Trusts Board of Trustees. With respect to other securities held by the Fund, when, in the judgment of the Pricing Service, quoted bid prices for investments are readily available and are representative of the bid side of the market, these investments are valued at the mean between the quoted bid prices and asked prices. Investments for which no readily obtainable market quotations are available, in the judgment of the Pricing Service, are carried at fair value as determined by the Pricing Service. The procedures of the Pricing Service are reviewed periodically by the officers of the Trust under the general supervision and responsibility of the Board of Trustees.

EXCHANGE PRIVILEGE
Except as noted below, shareholders of any of the Smith Barney Mutual Funds may exchange all or part of their shares for shares of the same Class of other Smith Barney Mutual Funds, on the basis of relative net asset value per share at the time of exchange as follows:
A. Class A shares of the Fund may be exchanged without a sales charge for Class A shares of any of the Smith Barney Mutual Funds.
B. Class C shares of any fund may be exchanged without a sales charge. For purposes of CDSC applicability, Class C shares of the Fund exchanged for Class C shares of another Smith Barney Mutual Fund will be deemed to have been owned since the date the shares being exchanged were deemed to be purchased.
Dealers other than Smith Barney must notify the Transfer Agent of the investors prior ownership of Class A shares of Smith Barney High Income Fund and the account number in order to accomplish an exchange of shares of Smith Barney High Income Fund under paragraph B above.
The exchange privilege enables shareholders in any Smith Barney Mutual Fund to acquire shares of the same Class in a fund with different investment objectives when they believe a shift between funds is an appropriate investment decision. This privilege is available to shareholders residing in any state in which the fund shares being acquired may legally be sold. Prior to any exchange, the shareholder should obtain and review a copy of the current prospectus of each fund into which an exchange is being considered. Prospectuses may be obtained from a Smith Barney Financial Consultant.
Upon receipt of proper instructions and all necessary supporting documents, shares submitted for exchange are redeemed at the then-current net asset value and, subject to any applicable CDSC, the proceeds are immediately invested, at a price as described above, in shares of the fund being acquired. Smith Barney reserves the right to reject any exchange request. The exchange privilege may be modified or terminated at any time after written notice to shareholders.

PERFORMANCE DATA
From time to time, the Trust may quote a Funds yield or total return in advertisements or in reports and other communications to shareholders. The Trust may include comparative performance information in advertising or marketing each Funds shares. Such performance information may include the following industry and financial publications- Barrons, Business Week, CDA Investment Technologies, Inc., Changing Times, Forbes, Fortune, Institutional Investor, Investors Daily, Money, Morningstar Mutual Fund Values, The New York Times, USA Today and The Wall Street Journal. To the extent any advertisement or sales literature of a Fund describes the expenses or performance of any Class it will also disclose such information for the other Classes.
Yield and Equivalent Taxable Yield
A Funds 30-day yield described in the Prospectuses is calculated according to a formula prescribed by the SEC, expressed as follows:


Where:	a  =  Dividends and interest earned during the period
b = Expenses accrued for the period (net of reimbursements) c = The average daily number of shares outstanding during the period that were entitled to receive dividends
d = The maximum offering price per share on the last day of the period
For the purpose of determining the interest earned (variable a in the formula) on debt obligations that were purchased by a Fund at a discount or premium, the formula generally calls for amortization of the discount or premium; the amortization schedule will be adjusted monthly to reflect changes in the market values of the debt obligations.
A Funds equivalent taxable 30-day yield for a Class is computed by dividing that portion of the Class 30-day yield which is tax-exempt by one minus a stated income tax rate and adding the product to that portion, if any, of the Class yield that is not tax-exempt.
The yield on municipal securities is dependent upon a variety of factors, including general economic and monetary conditions, conditions of the municipal securities market, size of a particular offering, maturity of the obligation offered and rating of the issue. Investors should recognize that, in periods of declining interest rates, a Funds yield for each Class of shares will tend to be somewhat higher than prevailing market rates, and in periods of rising interest rates a Funds yield for each Class of shares will tend to be somewhat lower. In addition, when interest rates are falling, the inflow of net new money to a Fund from the continuous sale of its shares will likely be invested in portfolio instruments producing lower yields than the balance of the Funds portfolio, thereby reducing the current yield of the Fund. In periods of rising interest rates, the opposite can be expected to occur.
The yields for the 30-day period ended November 30, 1996 for California Funds Class A, Class C and Class Y shares were 4.28, 4.15% and 4.55%, respectively. The yields for the 30-day period ended November 30, 1996 for New York Funds Class A and Class C shares were 4.35% and 4.21%, respectively.
The equivalent taxable yields for the 30-day period ended November 30, 1996 assuming payment of Federal income taxes at the rate of 31.0%; California income taxes at the rate of 9.3% for the California Fund shareholders; and New York State and City income taxes at a rate of 10.5% for the New York Fund shareholders would have been as follows: California Funds Class A, Class C and Class Y shares: 6.84%, 6.63% and 7.27%, respectively, and New York Funds Class A and Class C shares: 7.05% and 6.82%, respectively.

Average Annual Total Return
A Funds average annual total return, as described below, is computed according to a formula prescribed by the SEC. The formula can be expressed as follows:
P(1 + T)n = ERV
Where: P  	= 	a hypothetical initial payment of $1,000.
	T  	= 	average annual total return.
	n  	= 	number of years.
	ERV =	Ending Redeemable Value of a hypothetical $1,000
investment made at the 			beginning of a 1-, 5- or
10-year period at the end of a 1-, 5- or 10-year period
	(or fractional portion thereof), assuming reinvestment of
all dividends and 			distributions.
The ERV assumes complete redemption of the hypothetical investment at the end of the measuring period. A Funds net investment income changes in response to fluctuations in interest rates and the expenses of the Fund.


The following total returns assume that the maximum Class A 2.00% sales charge has been deducted from the investment at the time of purchase and have been restated to show the change in the maximum sales charge. The Funds average annual total return for Class A shares were as follows:

ONE YEAR PERIOD

ENDED NOVEMBER 30, 1996


Total Return

Fund
(With Fee
Waivers)

California Fund
3.00%

New York Fund
2.79%




PER ANNUM FOR THE PERIOD FROM
COMMENCEMENT OF OPERATIONS
(DECEMBER 31, l991)THROUGH NOVEMBER 30, 1996


Total Return

Fund
(With Fee
Waivers)

California Fund
6.15%

New York Fund
6.20%


The Funds average annual total return for Class C shares were as follows:

ONE YEAR PERIOD

ENDED NOVEMBER 30, 1996**


Total Return

Fund
(With Fee Waivers)

California Fund
3.84%

New York Fund*
3.64%




* For the period from December 5, 1994 (inception date) to November 30, 1995

PER ANNUM FOR THE PERIOD FROM
COMMENCEMENT OF OPERATIONS
(NOVEMBER 8, 1994) THROUGH NOVEMBER 30, 1996


Total Return

Fund
(With Fee Waivers)

California Fund
9.57%

New York Fund
8.76%




The Funds average annual total return for Class Y shares were as follows:

ONE YEAR PERIOD

ENDED NOVEMBER 30, 1996**


Total Return

Fund
(With Fee Waivers)

California Fund*
5.22%




* 	For the period from September 8, 1995 (inception date) to November 30,
1996.
**	As of November 30, 1996, no Class Y shares of New York Fund had been sold.
Aggregate Total Return
A Funds aggregate total return, as described below, represents the cumulative change in the value of an investment in the Fund for the specified period and is computed by the following formula:
ERV - P
P
Where: P 		=	a hypothetical initial payment of $10,000.
ERV 	=	Ending Redeemable Value of a hypothetical $10,000 investment made at the beginning of the 1-, 5- or 10-year period at the end of the
1-, 5- or 10-year period (or fractional portion thereof), assuming reinvestment of all dividends and distributions.
The ERV assumes complete redemption of the hypothetical investment at the end of the measuring period.
The Funds aggregate total return for Class A shares were as follows:

ONE YEAR PERIOD

ENDED NOVEMBER 30, 1996


Total Return

Fund
(With Fee Waivers)

California Fund
5.05%

New York Fund
4.85%


PER ANNUM FOR THE PERIOD FROM
COMMENCEMENT OF OPERATIONS
(DECEMBER 31, l991)THROUGH NOVEMBER 30, 1996


Total Return

Fund
(With Fee Waivers)

California Fund
6.58%

New York Fund
6.64%



The Funds aggregate total return for Class C shares were as follows:

ONE YEAR PERIOD

ENDED NOVEMBER 30, 1996**


Total Return

Fund
(With Fee Waivers)

California Fund
4.84%

New York Fund*
4.64%




* For the period from December 5, 1994 (inception date) to November 30, l996

PER ANNUM FOR THE PERIOD FROM
COMMENCEMENT OF OPERATIONS
(NOVEMBER 8, 1994) THROUGH NOVEMBER 30, 1996


Total Return

Fund
(With Fee Waivers)

California Fund
20.76%

New York Fund
18.26%


The Funds aggregate total return for Class Y shares were as follows:

ONE YEAR PERIOD

ENDED NOVEMBER 30, 1996**


Total Return

Fund
(With Fee Waivers)

California Fund
5.22%




*	For the period from September 8, 1995 (inception date) to November 30,
l996.
**	As of November 30, 1996, no Class Y shares of New York Fund had been sold.
It is important to note that the total return figures set forth above are based on historical earnings and are not intended to indicate future performance. Each Class net investment income changes in response to fluctuations in interest rates and the expenses of the Fund. Performance will vary from time to time depends upon market conditions, the composition of the Funds portfolio and operating expenses and the expenses exclusively attributable to the Class. Consequently, any given performance quotation should not be considered representative of the Class performance for any specified period in the future. Because performance will vary, it may not provide a basis for comparing an investment in the Class with certain bank deposits or other investments that pay a fixed yield for a stated period of time. Investors comparing a Class performance with that of other mutual funds should give consideration to the quality and maturity of the respective investment companies portfolio securities.


TAXES
The following is a summary of selected Federal income tax considerations that may affect the Trust and its shareholders. The summary is not intended as a substitute for individual tax advice and investors are urged to consult their own tax advisors as to the tax consequences of an investment in the Trust.
As described above and in the Prospectuses, each Fund is designed to provide investors with current income which is excluded from gross income for Federal income tax purposes, and the California Fund and the New York Fund are designed to provide investors with current income exempt from otherwise applicable state and/or local personal income taxes. The Trust is not intended to be a balanced investment program and is not designed for investors seeking capital gains or maximum tax-exempt income irrespective of fluctuations in principal. Investment in the Trust would not be suitable for tax-exempt institutions, qualified retirement plans, H.R. 10 plans and individual retirement accounts because those investors would not gain any additional tax benefit from the receipt of tax-exempt income.
The Trust has qualified and intends that each Fund continue to qualify each year as a regulated investment company under the Code. Provided that a Fund
(a) is a regulated investment company and (b) distributes to its shareholders at least 90% of its taxable net investment income (including, for this purpose, its net realized short-term capital gains) and 90% of its tax-exempt interest income (reduced by certain expenses), the Fund will not be liable for Federal income taxes to the extent its taxable net investment income and its net realized long-term and short-term capital gains, if any, are distributed to its shareholders. Any such taxes paid by a Fund would reduce the amount of income and gains available for distribution to shareholders.
Because the Fund may distribute exempt-interest dividends, interest on indebtedness incurred by a shareholder to purchase or carry shares of a Fund is not deductible for Federal income tax purposes. In addition, the indebtedness is not deductible by a shareholder of the California Fund for California State personal income tax purposes, nor by a New York Fund shareholder for New York State and New York City personal income tax purposes. If a shareholder receives exempt-interest dividends with respect to any share of a Fund and if the share is held by the shareholder for six months or less, then any loss on the sale or exchange of the share may, to the extent of the exempt-interest dividends, be disallowed. In addition, the Code may require a shareholder that receives exempt-interest dividends to treat as taxable income a portion of certain otherwise non-taxable social security and railroad retirement benefit payments. Furthermore, the portion of any exempt-interest dividend paid by a Fund that represents income derived from private activity bonds held by the Fund may not retain its tax-exempt status in the hands of a shareholder who is a substantial user of a facility financed by the bonds, or a related person of the substantial user. Moreover, as noted in the Prospectuses (a) some or all of a Funds exempt-interest dividends may be a specific preference item, or a component of an adjustment item, for purposes of the Federal individual and corporate alternative minimum taxes and (b) the receipt of a Funds dividends and distributions may affect a corporate shareholders Federal environmental tax liability. In addition, the receipt of a Funds dividends and distributions may affect a foreign corporate shareholders Federal branch profits tax liability and the Federal and California excess net passive income tax liability of a Subchapter S corporation. Shareholders should consult their own tax advisors to determine whether they are (a) substantial users with respect to a facility or related to those users within the meaning of the Code or (b) subject to a Federal alternative minimum tax, the Federal environmental tax, the Federal branch profits tax, or the Federal or California excess net passive income tax. As a general rule, a Funds gain or loss on a sale or exchange of an investment will be a long-term capital gain or loss if the Fund has held the investment for more than one year and will be a short-term capital gain or loss if it has held the investment for one year or less. Furthermore, as a general rule, a shareholders gain or loss on a sale or redemption of shares of a Fund will be a long-term capital gain or loss if the shareholder has held his or her Fund shares for more than one year and will be a short-term capital gain or loss if he or she has held the Fund shares for one year or less. Shareholders of each Fund will receive, as more fully described in the Prospectuses, an annual statement as to the income tax status of his or her dividends and distributions for the prior calendar year. Each shareholder will also receive, if appropriate, various written notices after the close of a Funds prior taxable year as to the Federal income tax status of certain dividends or distributions which were received from the Fund during the Funds prior taxable year.
The dollar amount of dividends paid by a Fund that is excluded from Federal income taxation and the dollar amount of dividends paid by a Fund that is subject to federal income taxation, if any, will vary for each shareholder depending upon the size and duration of each shareholders investment in a Fund.
Investors considering buying shares of a Fund on or just prior to the record date for a capital gain distribution should be aware that the amount of the forthcoming distribution payment will be a taxable distribution payment. If a shareholder fails to furnish a correct taxpayer identification number, fails to report fully dividend or interest income or fails to certify that he or she has provided a correct taxpayer identification number and that he or she is not subject to backup withholding, then the shareholder may be subject to a 31% backup withholding tax with respect to (a) taxable dividends and distributions and (b) the proceeds of any redemptions of shares of a Fund. An individuals taxpayer identification number is his or her social security number. The backup withholding tax is not an additional tax and may be credited against a taxpayers regular Federal income tax liability.
The discussion above is only a summary of certain tax considerations generally affecting a Fund and its shareholders, and is not intended as a substitute for careful tax planning. Shareholders are urged to consult their tax advisors with specific reference to their own tax situations, including their state and local tax liabilities.

ADDITIONAL INFORMATION
The Trust was organized as an unincorporated business trust on October 17, 1991 under the name Shearson Lehman Brothers Intermediate-Term Trust. On November 20, 1991, July 30, 1993, October 14, 1994 and August 16, 1995, the Trusts name was changed to Shearson Lehman Brothers Income Trust, Smith Barney Shearson Income Trust, Smith Barney Income Trust and Smith Barney Investment Trust, respectively.
PNC, located at 17th and Chestnut Streets, Philadelphia, Pennsylvania, 19103, serves as the custodian of the Fund. Under its custody agreement with the Fund, PNC holds the Fund's securities and keeps all necessary accounts and records. For its services, PNC receives a monthly fee based upon the month-end market value of securities held in custody and also receives securities transactions charges. The assets of the Fund are held under bank custodianship in compliance with the 1940 Act.
First Data, is located at Exchange Place, Boston, Massachusetts 02109, and serves as the Trusts transfer agent. Under the transfer agency agreement, the Transfer Agent maintains the shareholder account records for the Trust, handles certain communications between shareholders and the Trust and distributes dividends and distributions payable by the Trust. For these services, the Transfer Agent receives a monthly fee computed on the basis of the number of shareholder accounts it maintains for the Trust during the month, and is reimbursed for out-of-pocket expenses.

FINANCIAL STATEMENTS
The Funds Annual Reports for the fiscal year ended November 30, 1996 accompany this Statement of Additional Information.



APPENDIX
DESCRIPTION OF MOODYS, S&P AND FITCH RATINGS
Description of Moodys Municipal Bond Ratings:
Aaa -- Bonds rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as gilt edge. Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.
Aa -- Bonds rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities, or fluctuation of protective elements may be of greater amplitude, or there may be other elements present that make the long term risks appear somewhat larger than in Aaa securities.
A -- Bonds which are rated A possess many favorable investment attributes and are to be considered as upper medium-grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future.
Baa -- Bonds rated Baa are considered as medium grade obligations, that is, they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.
Moodys applies the numerical modifiers 1, 2 and 3 in each generic rating classification below Aaa. The modifier 1 indicates that the security ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the issue ranks in the lower end of its generic rating category.
Description of Moodys Municipal Note Ratings:
Moodys ratings for state and municipal notes and other short-term loans are designated Moodys Investment Grade (MIG) and for variable demand obligations are designated Variable Moodys Investment Grade (VMIG). This distinction is in recognition of the differences between short-term credit risk and long-term risk. Loans bearing the designation MIG 1 or VMIG 1 are of the best quality, enjoying strong protection by established cash flows of funds for their servicing, superior liquidity support or from established and broad-based access to the market for refinancing or both. Loans bearing the designation MIG 2 or VMIG 2 are of high quality, with ample margins of protection, although not as large as the preceding group. Loans bearing the designation MIG 3 or VMIG 3 are of favorable quality, with all security elements accounted for, but lacking the undeniable strength of the preceding grades. Liquidity and cash flow may be narrow, and market access for refinancing is likely to be less well established.
Description of Moodys Commercial Paper Ratings:
The rating Prime-l is the highest commercial paper rating assigned by Moodys. Issuers rated Prime-l (or related supporting institutions) are considered to have a superior capacity for repayment of short term promissory obligations. Issuers rated Prime-2 (or related supporting institutions) are considered to have a strong capacity for repayment of short term promissory obligations. This will normally be evidenced by many of the characteristics of issuers rated Prime-l but to a lesser degree. Earnings trends and coverage ratios, while sound, will be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternative liquidity is maintained.
Description of S&P Municipal Bond Ratings:
AAA -- These are the obligations of the highest quality. They have the strongest capacity for timely payment of debt service. General Obligation Bonds rated AAA In a period of economic stress, the issuers will suffer the smallest declines in income and will be least susceptible to autonomous decline. Debt burden is moderate. A strong revenue structure appears more than adequate to meet future expenditure requirements. Quality of management appears superior. Revenue Bonds rated AAA Debt service coverage has been, and is expected to remain, substantial. Stability of the pledged revenues is also exceptionally strong due to the competitive position of the municipal enterprise or to the nature of the revenues. Basic security provisions (including rate covenant, earnings test for issuance of additional bonds and debt service reserve requirements) are rigorous. There is evidence of superior management.
AA -- The investment characteristics of bonds in this group are only slightly less marked than those of the prime quality issues. Bonds rated AA have the second strongest capacity for payment of debt service.
A -- Principal and interest payments on bonds in this category are regarded as safe, although the bonds are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than bonds in higher rated categories. This rating describes the third strongest capacity for payment of debt service. General Obligation Bonds rated A There is some weakness, either in the local economic base, in debt burden, in the balance between revenues and expenditures or in quality of management. Under certain adverse circumstances, any one such weakness might impair the ability of the issuer to meet debt obligations at some future date. Revenue Bonds rated A Debt service coverage is good, but not exceptional. Stability of the pledged revenues could show some variations because of increased competition or economic influences on revenues. Basic security provisions, while satisfactory, are less stringent. Management performance appears adequate.
BBB -- The bonds in this group are regarded as having an adequate capacity to pay interest and repay principal. Whereas bonds in this group normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories. Bonds rated BBB have the fourth strongest capacity for payment of debt service. S&Ps letter ratings may be modified by the addition of a plus or a minus sign, which is used to show relative standing within the major rating categories, except in the AAA category.
Description of S&P Municipal Note Ratings:
Municipal notes with maturities of three years or less are usually given note ratings (designated SP-1, -2 or -3) to distinguish more clearly the credit quality of notes as compared to bonds. Notes rated SP-1 have a very strong or strong capacity to pay principal and interest. Those issues determined to possess overwhelming safety characteristics are given the designation of SP-1+. Notes rated SP-2 have a satisfactory capacity to pay principal and interest.
Description of S&P Commercial Paper Ratings:
Commercial paper rated A-1 by S&P indicates that the degree of safety regarding timely payment is either overwhelming or very strong. Those issues determined to possess overwhelming safety characteristics are denoted A-l+. Capacity for timely payment on commercial paper rated A-2 is strong, but the relative degree of safety is not as high as for issues designated A-1. Description of Fitch Municipal Bond Ratings:
AAA -- Bonds rated AAA are considered to be investment grade and of the highest credit quality. The obligor has an exceptionally strong ability to pay interest and repay principal, which is unlikely to be affected by reasonably foreseeable events.
AA -- Bonds rated AA are considered to be investment grade and of very high credit quality. The obligors ability to pay interest and repay principal is very strong, although not quite as strong as bonds rated AAA. Because bonds rated in the AAA and AA categories are not significantly vulnerable to foreseeable future developments, short term debt of these issues is generally rated F-1+ by Fitch.
A -- Bonds rated A are considered to be investment grade and of high credit quality. The obligors ability to pay interest and repay principal is considered to be strong, but may be more vulnerable to adverse changes in economic conditions and circumstances than bonds with higher ratings.
BBB -- Bonds rated BBB are considered to be investment grade and of satisfactory credit quality. The obligors ability to pay interest and repay principal is considered to be adequate. Adverse changes in economic conditions and circumstances, however, are more likely to have adverse impact on these bonds, and therefore impair timely payment. The likelihood that the ratings of these bonds will fall below investment grade is higher than for bonds with higher ratings. Plus and minus signs are used by Fitch with a rating symbol to indicate the relative position of a credit within the rating category. Plus and minus signs, however, are not used in the AAA category. Description of Fitch Short Term Ratings:
Fitchs short term ratings apply to debt obligations that are payable on demand or have original maturities of generally up to three years, including commercial paper, certificates of deposit, medium term notes, and municipal and investment notes.
The short term rating places greater emphasis than a long term rating on the existence of liquidity necessary to meet the issuers obligations in a timely manner.
Fitchs short term ratings are as follows: F-1+1/N Issues assigned this rating are regarded as having the strongest degree of assurance for timely payment. F-1 -- Issues assigned this rating reflect an assurance of timely payment only slightly less in degree than issues rated F-1+.
F-2 -- Issues assigned this rating have a satisfactory degree of assurance for timely payment but the margin of safety is not as great as for issues assigned F-1+ and F-1 ratings.
F-3 -- Issues assigned this rating have characteristics suggesting that the degree of assurance for timely payment is adequate; however, near term adverse changes could cause these securities to be rated below investment grade.
LOC -- The symbol LOC indicates that a Fitch rating is based on a letter of credit issued by a commercial bank.


	Smith Barney
	Investment
	Trust























SMITH BARNEY
INVESTMENT TRUST
388 Greenwich Street
New York, NY 10013

	SMITH BARNEY
	A Member of Travelers Group







SMITH BARNEY     INVESTMENT <R/>TRUST

PART  C

OTHER INFORMATION

Item 24.	Financial Statements and Exhibits

(a)  Financial Statements

	Included in Part A:

      Financial Highlights

	Included in Part B:



   		Smith Barney Intermediate Maturity New York Municipals Fund Annual Report for the fiscal year ended November 30, 1996 and the Reports of Independent Accountants dated January 9, 1997, together with Smith Barney Intermediate Maturity California Municipals Fund Annual Report for the fiscal year ended November 30, 1996 and the Reports of Independent Accountants dated January 13, 1997, are incorporated by reference to the Rule 30(b)2-1 filings made on January 31, 1997 as Accession No. 91155-97-000060.

	Included in Part C:

		Consent of Independent Accountants

(b)	Exhibits

	Unless otherwise noted, all references are to the Registrants Registration Statement on Form N-1A (the Registration Statement) as filed
with the     Securities and Exchange Commission ("SEC")      on October 21,
1991 (File Nos. 33-43446 and 811-6444).

	(1)(a) Registrants Master Trust Agreement dated October 17, 1991 and Amendments to the Master Trust Agreement dated November 21, 1991 and July 30, 1993, respectively, are incorporated by reference to Post-Effective Amendment No. 4 to the Registration Statement filed on January 28, 1994 (Post-Effective Amendment No. 4).

	(b) Amendments to the Master Trust Agreement dated October 14, 1994 and November 7, 1994, respectively, are incorporated by reference to a Registration Statement filed on Form N-14 on January 6, 1995 (the N-14).

	(c) Amendments to the Master Trust Agreement dated July 20, 1995 and August 10, 1995 are incorporated by reference to Post-Effective Amendment No. 9 to the Registration Statement filed on August 29, 1995 ("Post-Effective Amendment No. 9").

	(2) Registrants By-Laws are incorporated by reference to the Registration Statement.

	(3)  Not Applicable.

	(4) Registrants form of stock certificate is incorporated by reference to Pre-Effective Amendment No. 1 to the Registration Statement filed on December 6, 1991 (Pre-Effective Amendment No. 1).

	(5)(a) Investment Advisory Agreement between the Registrant and Greenwich Street Advisors dated July 30, 1993 is incorporated by reference to Post-Effective Amendment No. 3 to the Registration Statement filed on December 1, 1993 (Post-Effective Amendment No. 3).

	(b) Transfer of Investment Advisory Agreement dated November 7, 1994 between the Registrant on behalf of Smith Barney Intermediate Maturity California Municipals Fund, Greenwich Street Advisors and Smith Barney Mutual Funds Management Inc. is incorporated by reference to the N-14.

	(c) Form of Transfer of Investment Advisory Agreement for Smith Barney Limited Maturity Municipals Fund, Smith Barney Intermediate Maturity New York Municipals Fund and Smith Barney Limited Maturity Treasury Fund is incorporated by reference to Post-Effective Amendment No. 6 to the Registration Statement filed on January 27, 1995 (Post-Effective Amendment No.
6).

	(d) Form of Investment Advisory Agreement between the Registrant on behalf of Smith Barney S&P 500 Advantage Fund and Travelers Investment
Management Company is     incorporated by reference to Post-Effective
Amendment No. 10 to the Registration Statement filed on November 13, 1995 ("Post-Effective Amendment No. 10").

	(6)(a) Distribution Agreement between Registrant and Smith Barney Shearson Inc. dated July 30, 1993 is incorporated by reference to Post-Effective Amendment No. 3.

	(b)  Form of Distribution Agreement between the Registrant on behalf of
Smith Barney S&P 500 Advantage Fund and PFS Distributors is     incorporated
by reference to Post-Effective Amendment No. 10.

	(7)  Not Applicable.

	(8) Form of Custody Agreement with PNC Bank, National Association, is incorporated by reference to Post-Effective Amendment No. 9.

	(9)(a) Administration Agreement between the Registrant on behalf of Smith Barney Intermediate Maturity California Municipals Fund and Smith, Barney Advisers, Inc. (SBA) is incorporated by reference to the N-14.

	(b) Form of Administration Agreement between the Registrant on behalf of Smith Barney Limited Maturity Municipals Fund and Smith Barney Intermediate Maturity New York Municipals Fund and SBA is incorporated by reference to Post-Effective Amendment No. 6.

	 (c) Form of Administration Agreement between the Registrant on behalf of Smith Barney S&P 500 Advantage Fund and Smith Barney Mutual Funds
Management Inc.

    is incorporated by reference to Post-Effective Amendment
No. 10.

	(d) Transfer Agency Agreement with The Shareholder Services Group, Inc. is incorporated by reference to Post-Effective Amendment No. 3.

	(e) Form of Sub-Transfer Agency Agreement between the Registrant on behalf of Smith Barney S&P 500 Advantage Fund and PFS Shareholder Services is
    incorporated by reference to Post-Effective Amendment No. 10.


	(10) Opinion of counsel regarding legality of shares being registered is incorporated by reference to Pre-Effective Amendment No. 1 to the Registration Statement filed on December 6, 1991.

	(11)      Consent of Independent Accountants is filed herewith.

	(12)  Not Applicable.

	(13) Purchase Agreement between the Registrant and Shearson Lehman Brothers Inc. is incorporated by reference to Pre-Effective Amendment No. 1.

	(14)  Not Applicable.

	(15)(a) Amended Service and Distribution Plan pursuant to Rule 12b-1 between the Registrant on behalf of Smith Barney Intermediate Maturity California Municipals Fund and Smith Barney Inc. is incorporated by reference to the N-14.

	(b) Form of Amended Service and Distribution Plan pursuant to Rule 12b-1 between the Registrant on behalf of Smith Barney Limited Maturity Municipals Fund and Smith Barney Intermediate Maturity New York Municipals Fund and Smith Barney Inc. is incorporated by reference to Post-Effective Amendment No. 6.

	(c) Form of Shareholder Services and Distribution Plan pursuant to Rule 12b-1 between the Registrant on behalf of Smith Barney S&P 500 Advantage Fund
and Smith Barney Inc.     is incorporated by reference to Post-Effective
Amendment No. 10.

	(16) Performance Data is incorporated by reference to Post-Effective Amendment No. 2 to the Registration Statement as filed on April 1, 1993.


	(17)  A Financial Data Schedule is filed herein.


	(18) Plan adopted pursuant to Rule 18f-3(d) of the Investment Company
Act of 1940, as amended, is     incorporated by reference to Post-Effective
Amendment No. 10

Item 25.	Persons Controlled by or under Common Control with Registrant

		None



Item 26.	Number of Holders of Securities

		(1)						(2)
	Title of Class
	Beneficial Interest par value			Number of Record Holders
	$0.001 per share				           as of     February 28,
1997


	Intermediate Maturity California
		Municipals Fund	     601
	Intermediate Maturity New York
		Municipals Fund	    1,268
	Smith Barney S&P 500
		Advantage Fund	None


Item 27.	Indemnification

	The response to this item is incorporated by reference to Pre-Effective Amendment No. 1.

Item 28(a).	Business and Other Connections of Investment Adviser

Investment Adviser -- Smith Barney Mutual Funds Management Inc. (formerly known as Smith, Barney Advisers, Inc. (SBMFM).

SBMFM, through its predecessors, has been in the investment counseling business since 1934 and was incorporated in December 1968 under the laws of the State of Delaware. SBMFM is a wholly owned subsidiary of Smith Barney Holdings Inc. (formerly known as Smith Barney Shearson Holdings Inc.), which in turn is a wholly owned subsidiary of Travelers Group Inc. (formerly known as Primerica Corporation) ("Travelers"). SBMFM is registered as an investment adviser under the Investment Advisers Act of 1940 (the "Advisers Act").


The list required by this Item 28 of the officers and directors of SBMFM together with information as to any other business, profession, vocation or employment of a substantial nature engaged in by such officers and directors during the past two fiscal years, is incorporated by reference to Schedules A and D of FORM ADV filed by SBMFM pursuant to the Advisers Act (SEC File No. 801-8314).


Prior to the close of business on November 7, 1994, Greenwich Street Advisors served as investment adviser. Greenwich Street Advisors, through its predecessors, has been in the investment counseling business since 1934 and was a division of Mutual Management Corp. ("MMC"). MMC was incorporated in 1978 and is a wholly owned subsidiary of Smith Barney Holdings Inc. ("Holdings"), which in turn is a wholly owned subsidiary of Travelers. The list required by this Item 28 of officers and directors of MMC and Greenwich Street Advisors, together with information as to any other business, profession, vocation or employment of a substantial nature engaged in by such officers and directors during the past two fiscal years, is incorporated by reference to Schedules A and D of Form ADV filed by MMC on behalf of Greenwich Street Advisors pursuant to the Advisers Act (SEC File No. 801-14437).




Item 29.	Principal Underwriters

Smith Barney Inc. (Smith Barney) currently acts as distributor for Smith Barney Managed Municipals Fund Inc., Smith Barney California Municipals Fund Inc., Smith Barney Massachusetts Municipals Fund, Smith Barney Global Opportunities Fund, Smith Barney Aggressive Growth Fund Inc., Smith Barney Appreciation Fund Inc., Smith Barney Principal Return Fund, Smith Barney Managed Governments Fund Inc., Smith Barney Income Funds, Smith Barney Equity Funds, Smith Barney Investment Funds Inc., Smith Barney Natural Resources Fund Inc. (formerly, Smith Barney Precious Metals and Minerals Fund Inc.), Smith Barney Telecommunications Trust, Smith Barney Arizona Municipals Fund Inc., Smith Barney New Jersey Municipals Fund Inc., Smith Barney Fundamental Value Fund Inc., Smith Barney Series Fund, Consulting Group Capital Markets Funds, Smith Barney Adjustable Rate Government Income Fund, Smith Barney Oregon Municipals Fund, Smith Barney Funds, Inc., Smith Barney Muni Funds, Smith Barney World Funds, Inc., Smith Barney Money Funds, Inc., Smith Barney Tax Free Money Fund, Inc., Smith Barney Variable Accounts Funds, Smith Barney U.S. Dollar Reserve Fund (Cayman), Worldwide Special Fund, N.V., Worldwide Securities Limited (Bermuda), Smith Barney International Fund (Luxembourg), Smith Barney Institutional Cash Management Fund, Inc., Smith Barney Concert Allocation Series Inc. and various series of unit investment trusts.


	Smith Barney is a wholly owned subsidiary of      Holdings     .  The
information required by this Item 29 with respect to each director, officer and partner of Smith Barney is incorporated by reference to Schedule A of Form BD filed by Smith Barney pursuant to the Securities Exchange Act of 1934 (SEC File No. 812-8510).

Item 30.	Location of Accounts and Records

	(1)	Smith Barney Investment Trust
		388 Greenwich Street
		New York, New York  10013

	(2)	Smith Barney Mutual Funds Management Inc.
		388 Greenwich Street
		New York, New York  10013
	(Records relating to its function as investment adviser to certain of the Funds and administrator to all of the Funds)

	(3)	Travelers Investment Management Company
		One Tower Square
		Hartford, CT  06183-2030
	(Records relating to its function as investment adviser to Smith Barney S&P 500 Advantage Fund)

	(4)	PNC Bank, National Association
		17th and Chestnut Streets
		Philadelphia, PA  19103
		(Records relating to its function as custodian)

	(5)	    First Data Investor     Services Group, Inc.
		One Exchange Place
		Boston, Massachusetts 02109
		(Records relating to its function as Transfer Agent and Dividend
Paying Agent)

Item 31.	Management Services

		Not Applicable

Item 32.	Undertakings

	(a) Registrant undertakes to call a meeting of its shareholders of the Series for the purpose of voting upon the question of removal of a trustee or trustees of Registrant when requested in writing to do so by the holders of at least 10% of Registrants outstanding shares. Registrant undertakes further, in connection with the meeting, to comply with the provisions of Section 16(c) of the Investment Company Act of 1940, as amended, relating to communications with the shareholders of certain common-law trusts.


	485(b) Certification

	The Registrant hereby certifies that it meets all of the requirements for effectiveness pursuant to Rule 485(b) under the Securities Act of 1933.


SIGNATURES

	Pursuant to the requirements of the Securities Act of 1933, and the Investment Company Act of 1940, the Registrant, SMITH BARNEY INVESTMENT TRUST, has duly caused this registration statement to be signed on its behalf by the undersigned, thereto duly authorized in the City of New York, in the State of
New York on the     24th day of March, 1997.

								SMITH BARNEY
								INVESTMENT TRUST

								/s/Heath B. McLendon
								Heath B. McLendon, Chief
								Executive Officer

	Pursuant to the requirements of the Securities Act of 1933, this registration statement has been signed below by the following persons in the capacities and on the date indicated.



Signature
Title
Date


/s/Heath B. McLendon
Heath B. McLendon

Chairman of the Board
(Chief Executive
Officer)

   March 24, 1997





/s/Lewis E. Daidone
Lewis E. Daidone

Treasurer
(Chief Financial and
Accounting Officer)

   March 24, 1997






/s/Herbert Barg
Herbert Barg

   Trustee

   March 24, 1997





/s/Alfred J.
Bianchetti
Alfred J. Bianchetti

   Trustee

   March 24, 1997





/s/Martin Brody
Martin Brody

   Trustee

   March 24, 1997


/s/Dwight B. Crane
Dwight B. Crane

   Trustee

   March 24, 1997





/s/Burt N. Dorsett
Burt N. Dorsett

   Trustee

   March 24, 1997






/s/Elliot S. Jaffe
Elliot S. Jaffe

   Trustee

   March 24, 1997





/s/Stephen E. Kaufman
Stephen E. Kaufman

   Trustee

   March 24, 1997





/s/Joseph J. McCann
Joseph J. McCann

   Trustee

   March 24, 1997





/s/Cornelius C. Rose,
Jr.
Cornelius C. Rose, Jr.

   Trustee

   March 24, 1997




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